UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-214

SENTINEL GROUP FUNDS,INC.

     National Life Drive, Montpelier, Vermont 05604

 Sentinel Asset Management, Inc.

National Life Drive, Montpelier,Vermont 05604

Registrant's telephone number, including area code:

(802)229-3113

Date of fiscal year end: November 30,2012

Date of reporting period: December 1, 2011 to May 31, 2012

Semi-Annual Report &

Privacy Notice To Our Customers

May31,2012

SentinelCapitalGrowthFund
SentinelCommonStockFund
SentinelGrowthLeadersFund
SentinelMidCapFund
SentinelMidCapIIFund
SentinelSmallCompanyFund

SentinelBalancedFund
SentinelConservativeStrategiesFund
SentinelSustainableCoreOpportunitiesFund
SentinelSustainableMidCapOpportunitiesFund

SentinelInternationalEquityFund

SentinelGeorgiaMunicipalBondFund
SentinelGovernmentSecuritiesFund
SentinelShortMaturityGovernmentFund
SentinelTotalReturnBondFund

A Standard of Stewardship

www.	sentinelinvestments.com

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Table of Contents

4	Message to Shareholders
11	Understanding your Sentinel Funds Financial Statements
12	Sentinel Balanced Fund
15	Sentinel Capital Growth Fund
17	Sentinel Common Stock Fund
19	Sentinel Conservative Strategies Fund
23	Sentinel Georgia Municipal Bond Fund
24	Sentinel Government Securities Fund
26	Sentinel Growth Leaders Fund
27	Sentinel International Equity Fund
29	Sentinel Mid Cap Fund
31	Sentinel Mid Cap II Fund
33	Sentinel Short Maturity Government Fund
37	Sentinel Small Company Fund
39	Sentinel Sustainable Core Opportunities Fund
41	Sentinel Sustainable Mid Cap Opportunities Fund
43	Sentinel Total Return Bond Fund
46	Statement of Assets and Liabilities
50	Statement of Operations
54	Statement of Changes in Net Assets
60	Financial Highlights
74	Notes to Financial Statements
89	Actual and Hypothetical Expenses for Comparison Purposes
90	Expenses
92	Directors & Of cers
95	Privacy Notice To Our Customers

MessagetoShareholders

Digby’s Umbrella and a Dinner to Remember

In September 1944, Digby Tatham-Warter crossed Arnhem Bridge and politely asked the opposing Panzer Battalion if they would care to surrender. They declined. Not surprising as the Germans surrounded Digby’s regiment and outnumbered them ten to one. Digby was armed only with an umbrella. During much of the ensuing battles he only ever used an umbrella to direct troops and movements. As well as employing remarkable sang-froid, there was a pragmatic element. He was forever forgetting passwords and felt that his own side would never fire on him while he was carrying the umbrella.  He was right. They remembered him for decades.

In March 1925 Lord Beaverbrook held a dinner with Churchill, then Chancellor, Keynes and a number of pro-gold standard Treasury men. The debate centered on whether a return to gold would:

either i) “prevent life in a fool’s paradise of false prosperity” ii) “improve the terms of trade by overall cost reductions” and iii) “mean parity with Germany and the United States (U.S.)”;

or i) mean “unemployment, downward wage adjustment, prolonged strikes” ii) “favor the special interests of finance at the expense of production” and iii) “lead to a permanent contraction of production.”

Keynes, of course, was in the second camp. He knew of the “paradox of unemployment amidst dearth” when an economy can not clear wages and prices, and falls into a liquidity funk. No matter how much rates are pushed, the desire to delever and withhold purchases prevents growth.

The Treasury position prevailed and reluctantly Churchill went along. One month later, Britain restored the gold standard. It lasted seven lean years. Everything Churchill and Keynes feared came true. Not one of the alleged benefits materialized. Churchill called it the worst decision of his career.

So why do we need Digby and Churchill now?  Because Europe is debating just this dilemma: either growth through austerity (and everything else in the or section above), internal devaluations, which mean nominal wage cuts, or fuller employment, spending and growth. The U.S. faces the same problem but does not debate. Only the Federal Reserve (Fed) is working on the problem. The Fiscal side has abstained. So the noise we hear is one hand clapping. And what the ECB[1] should be doing is holding a large umbrella to remind itself that it is obliged to uphold Article 2 of the Treaty of the European Union, to “promote… social progress and a high level of employment.” This means that the coming showdown between Germanic austerity dogma and sensible growth policies is about to enter a new round. Which is good because financial interests should not prevail. Let’s look at where we are in Europe and the U.S., then a quick look at China. And if you want the answer now, it’s the U.S.

This article contains the current opinions of the author but not necessarily those o fSentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only.Forecasts, estimates, and certain information contained here in are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained here in has been obtained from sources believed to be reliable, but not guaranteed.

Europe in as few words as possible

It all started around 1998 with a treaty in a non-descript town in the Netherlands where two numbers came to dominate the terms of economic union: a budget balance of 3% of GDP and debt of 60%. These were the demons to be slayed. Meet those and you could join the euro club. Only three countries met the criteria at the time: Ireland, Portugal and Finland. Germany broke the rules in seven out of the next twelve years. They bene tted hugely from an undervalued exchange rate. Bond yields converged. But in the aftermath of the nancial crisis, it turned out that some countries borrowed too much (Greece), some decided to let taxpayers bail out private banks (Ireland), some took on the losses from a real estate boom (Spain) and some thought it not worth reforming labor markets because, well, it suited them not to (France and Italy). Meanwhile Germany found itself with excess savings and a competitive export market without customers. The ensuing arguments led to six governments falling, the latest of which was the Netherlands. So what now?

1. Financial Surpluses: Every country has four sources of surplus or de cit that must sum to zero. These are i) households ii) corporations iii) government and iv) rest of the world. If the balance sheets of the rst two are damaged, they pay down debts. If the rest of the world doesn’t want your stuff, then only the government can replace the demand. Either that or the whole economy sinks to a much lower level. Tax cuts won’t help. They’re saved. Zero rates don’t work. If there’s no demand, no investment clears a hurdle rate. Molotovs in Greece and protests in Spain point right at this dilemma. And the Netherlands, with one of the highest current account surpluses in the world, has realized that withdrawing government expenditure, just to meet the demon numbers, comes at a terrible cost.

2. ECB: The LTROs[2] saved the banks. Between raising credit standards and deteriorating assets, bank ows to the small and medium sized enterprises (SMEs) had all but ceased. These are the backbone of Europe’s economy accounting for 99% of rms and 72% of labor. The plan was to provide liquidity by temporarily buying bank assets and then see the funding ow to business. There is evidence that this is happening but demand is hopelessly weak because of the scal hair shirts insisted upon by Germany. Half of all Europe’s business takes place within Europe so someone (hint, Germany) needs to create that demand. If they keep pointing to the in ation specter, then the whole process will be painfully slow. The good news is, rst, that the ECB knows this and is not repeating the mistake of Mr. Trichet a year ago and raising rates and, second, European governments are rebelling against the policies demanded by Germany. If they prevail, some growth may ensue.

3. Look for Backtracking: Some of the newly elected governments are backtracking on budget commitments. The rst was Spain. Italy is nding structural reforms dif cult. The Netherlands is in limbo. But we should not be overly alarmed. If these countries can anchor expectations, make their debt a bargain for creditors, employ credible economic programs, prioritize their social safety nets and create popular support for such measures, then recovery and structural reform can be more than aspiration. The ECB needs to keep a cool head. It could happen and the odds are greater now than a few months ago.

Half of all Europe’s business takes place within Europe so someone (hint, Germany) needs to create that demand.

The U.S., on course, just

The U.S. economy is on a painfully slow road. It is recovering. Jobs numbers are better, even though some hiring in the first quarter may have been brought forward by mild weather. Production, manufacturing and exports, all signs of regained competitiveness in the U.S., are showing steady improvements, occasional setbacks and improvements again. And the government sector is contracting. Not on purpose mind you, but jumping off a cliff and letting inertia do the work result in the same end. Above all of this, we have a Fed using every monetary policy at their disposal to try and promote growth and employment. Mercifully, their actions indicate they are less consumed with inflation. Of these, the important developments are:

1. The Fed: is in two broad camps. One is that there has been a fall in productive capacity and that the natural rate of unemployment may be much higher than the broad consensus of around 6%. This camp believes that the liquidity from Quantitative Easing (QE) can not find its way into the economy and so may be inflationary. Further, they believe the economy pre-2008 was over-stated and so the output gap now is smaller than most estimates. Here’s the output gap by one measure, around 12% lower than trend growth.

The other camp believes that employment should recover faster and that resource utilization rates in labor and manufacturing remain low. They are right and they prevail for now. The April FOMC[3] lowered its 2012-2013 growth estimates from last November, left its inflation estimates unchanged and projected a 0.5% drop in unemployment. You would think this would lead to no change in forward rate policy and ongoing concern about the state of the economy. But bizarrely, two members brought forward their rate increase estimates from 2015 to 2014. Which shows just how delicate the balance of debate is between growth and inflation.  But for now, it’s holding Digby’s umbrella password of growth.

2. And Inflation: The 1970s remain the specter for the Fed. They lost control, respect and were constantly undermined by bad fiscal policies. But there are no inflation expectations in the economy. Whether you believe i) excess reserves and monetary balances are inflationary  ii) government spending is out of control or  iii)  employment capacity will drive prices, there’s nothing to see.

6                                                                   Graphs sourced from the Federal Reserve Bank of St. Louis, Economic Research

Here’s the first, with no evident multiplier from monetary infusion to price. Why? Because money is as money does.  If it does not move into the system, banks just sit on reserves and buy securities.

Here’s the second, with cyclically induced government spending against the 10-year Treasury Inflation Protected Securities (TIPS). However distorted the TIPS market is (and it is because of lack of inventory), the government has been able to borrow at negative rates for the last year.

Graphs sourced from the Federal Reserve Bank of St. Louis, Economic Research                                                                                                                                                              7

And here’s the third, an old favorite, showing no increases in income and declining secular inflation. That’s partly because employment costs have grown at around 1.5% down from 3.0% prior to 2008.

So finally this is where inflation comes out. Less than the “Great Moderation” (how hubristic that looks), less than the inflation era and less than the 1980s growth.

So the conclusion should be why not try some inflation? Why do we fret about 3% vs. 2%? And if we had a year or so of 3% to 4% inflation, would it not be better than the lurching recovery we have?

8                                                                   Graphs sourced from the Federal Reserve Bank of St.Louis, Economic Research

3. Small Government Bad Policy: The Government sector continues to shrink, although you would hardly guess it from mainstream political debate. For most of the last two years, government expenditures, consumption, capital investment and transfer payments have fallen. All government expenditures, throwing in states and locals, stand at 19.7% compared to its 40-year average of 19.9%. State and local government spending is 3% below its 2007 level and represents 60% of all total government spending. Tax revenue has not kept up with transfers which is why the deficit increased. What should happen next? Well, keeping rates low helps fund the deficit. And it could be more easily funded with a progressive tax rate and a more sensible, loop-hole-free corporate tax rate. There. Said it.

Generally, the U.S. is on course. The recovery is maddeningly slow and takes one step back for every two forward. But it’s unlikely we will have the full setback that we had in the spring of 2010 and 2011, when most numbers rolled over. Consumer confidence is steady.  Manufacturing jobs on the rise. Productivity growth has slowed and thus implies more labor demand. There remains stress between the rentier[4] economy, which wants high real rates on their savings and no inflation, and everybody else, who need more aggregate demand, labor and more price inflation. Rentiers eventually lose that struggle.

A Very Quick Look at China

Lower growth, lower inflation, lower trade and current account surpluses. The challenge to rebalance the economy towards final, private consumption and away from exports and capital investment is immense. Right up to the 1980s, the London School of Economics taught that centrally planned economies were the only way to distribute growth evenly. It was not fully understood that what really mattered was a pluralistic society and restrictions on extractive institutions, like central governments, state-owned enterprises and, well, local big men. Some of these implicit trade-offs in China are coming under increased stress. It’s very difficult for China to change its growth model and reverse some of the wealth back from the state and elites to the household sector.

What would serve as a clearer signal that things were changing in China would be i) a privatization program ii) slow down in investment growth iii) evident political stability and iv) a lower savings rate. These would have profound implications for global flows on surpluses and savings but would point to more robust consumption in China. But there’s very little sign of any of that.

And for Capital Markets

Bonds

The demand for safe assets far outstrips supply. Reserve managers, pension funds, insurance companies and, importantly, collateral and capital for financial institutions all require safe, liquid debt. Yet, deteriorating fiscal conditions of choice sovereign issuers and the private sector deleveraging has meant less supply. So we continue to expect U.S. treasuries to remain in a low and tight range. When they do move, they can do so very quickly as we saw rates move from 1.88% to 2.38% and back down to 1.98%.

1. Whipsaws in U.S. Government Treasury bonds: It’s more of the same with long duration bonds moving in tight ranges of 20bps or so. Put together the prospect of QE, the slow recovery, throw in Europe fears, and the mix supports the patter of low rates we’ve seen for the last six months. The end of Operation Twist removes about $170bn quarterly rate of buying but assuming the same patterns from the end of QE1 and QE2, this only leads to a 10bp change in fair value. So more trading to be had without any break-out.

2. MBS[5] probably remains the firmest underbid in the market. They remain steady in price with a spread of around 90bp. If there is a QE3, MBS are likely to be the target as it’s one way to stimulate the housing market. But the overall attraction is price stability in what might be tense times this summer.

3. Corporate Bonds: Spreads at around 190bp are a little higher than pre-recession levels but the market is more bifurcated now. Why? Because the banks are almost a separate asset class and investors demand a premium. Corporates are very well bid and favored by all long duration investors, especially pensions and insurance companies.

Tax revenue has not kept up with transfers which is why the defecit increased. What should happen next?

Well, keeping rates low helps fund the defecit. And it could be more easily funded with a progressive tax rate and a more sensible, loop-hole-free corporate tax rate.

There. Said it.

Equities

Much of the rally so far this year has had a sense of unease, as if the “risk on” trade was still only just better than the alternative. Market valuations have barely changed from a year ago. This is a market of earnings appreciation, dividends and dividend growth and some top line growth. It’s not a market of multiple expansions. So the focus is:

1. Earnings Per Share Growth: Even stripping out the volatility of financials (all that FICC[6] trading), we should see 10% growth this year along with cleaner financials, improved payouts and cover. Margins may come under pressure as some of the last few years’ spectacular productivity gains become too tough to pull off.

2. Yes, Dividends Again: Between 1970 to 2011, dividends were 35% of SPX[7] equity gains. Even in a recovery phase, like 2009-2010, they were 10%. The yield gap ratio between equity yields and treasuries is now around 10bp. Managements remain gun shy about increasing payouts but the cash flow yields look very attractive relative to investment grade corporate bonds.

3. U.S. in the Fore: There’s more growth visibility in the U.S. markets, along with higher margins and more cash build up. Some markets in Europe look cheap and nearly all are yielding considerably more than their own sovereigns. But there’s not enough demand to pull these markets into higher valuations. And many companies have a long way to go to match U.S. productivity and capital management. Here’s an important valuation measure, the market value of equities and net worth of non-financial companies over Gross National Product:

So put all this together:

1.U.S.looks the best bet from macro management…

 2.Europe now enters a new phase, how to stand up to Germany… it will be messy.

3.Monetary policy will remain loose but with no major changes.

4.There’s no inflation that matters.

5.See #4

6.Broad growth in the U.S. but occasional set backs in confidence triggered by uneven demand.

I like this because it removes financials from the picture and uses net worth, thus eliminating earnings leverage. By this measure, stocks look reasonably valued, no overstretch but no 2009 bargains either. That seems a good place to put new money.

Sources:“Depression is a choice, ”Steve Waldman; Martin Gilbert, Winston S. Churchill, Vol. 5, 1976; Graphs sourced from the Federal Reserve Bank of St.Louis, Economic Research; Sentinel Asset Management, Inc.

[1]European Central Bank [2]Long Term Refinancing Operation [3]Federal Open Market Committee [4]someone who lives off dividends from property and investments; [5]Mortgage-Backed Securities [6]Fixed Income, Currency & Commodities [7]The Standard & Poor’s 500 Index is an unmanaged index of 500 widely held US equity securities chosen for market size, liquidity, and industry group representation. An investment cannot be made directly in an index.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes: • a list of each investment • the number of shares/par amount of each stock, bond or short-term note • the market value of each investment • the percentage of investments in each industry • the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments

(known as realized gains or losses); and nally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include: • income earned from investments • management fees and other expenses • gains or losses from selling investments (known as realized gains or losses) • gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of: • operations — a summary of the Statement of Operations for the most recent period • distributions — income and gains distributed to shareholders • capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last ve scal years (or less if the fund or class is not ve years old). On a per-share basis, it includes: • share price at the beginning of the period • investment income and capital gains or losses • income and capital gains distributions paid to shareholders • share price at the end of the period

It also includes some key statistics for the period:

• total return — the overall percentage return of the fund, assuming reinvestment of all distributions • expense ratio — operating expenses as a percentage of average net assets • net income ratio — net investment income as a percentage of average net assets • portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund
(Unaudited)

Fund Profile
at May 31, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	62.9%
U.S. Government Obligations	23.0%
Corporate Bonds	5.4%
Foreign Stocks & ADR's	2.9%
Commercial Mortgage- Backed Securities	1.0%
Domestic Exchange Traded Funds	0.7%
Cash and Other	4.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.0%	FNMA AI9852	5.00%	09/01/41	2.9%
Int'l. Business Machines Corp.	1.8%	FNMA 889657	4.50%	09/01/37	2.8%
PepsiCo, Inc.	1.5%	FGLMC J19087	3.00%	05/01/27	2.6%
Microsoft Corp.	1.4%	FNMA AO0800	3.00%	04/01/27	2.3%
Procter & Gamble Co.	1.3%	FGLMC C03764	3.50%	02/01/42	1.8%
Chevron Corp.	1.3%	FNMA AO0308	3.50%	04/01/42	1.5%
United Technologies Corp.	1.1%	FGLMC Q05976	3.50%	02/01/42	1.1%
American Express Co.	1.1%	FNMA 735997	5.50%	11/01/35	0.9%
Honeywell Int'l., Inc.	1.1%	FGLMC G18434	3.00%	05/01/27	0.9%
The Travelers Cos., Inc.	1.1%	FGLMC J19197	3.00%	05/01/27	0.9%
Total of Net Assets	13.7%	Total of Net Assets			17.7%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 23.0%			FGLMC J19197			FGLMC C03764
U.S. Government Agency			3%, 05/01/27	2,000 M	$2,094,375	3.5%, 02/01/42	3,969 M	$4,172,447
Obligations 23.0%			FGLMC J19087			FGLMC Q05976
Federal Home Loan Mortgage			3%, 05/01/27	5,650 M	5,916,609	3.5%, 02/01/42	2,458 M	2,577,726
Corporation 9.0%			FGLMC G18434					10,357,475
			3%, 05/01/27	2,000 M	2,094,375	Total Federal Home Loan Mortgage
Mortgage- Backed Securities:					10,196,380	Corporation		20,642,643
15- Year:						Federal National Mortgage
FHLMC E01488			20- Year:			Association 14.0%
5%, 10/01/18	23 M	$24,510	FHLMC P00020			Collateralized Mortgage Obligations:
FHLMC E01492			6.5%, 10/01/22	80 M	88,788
5.5%, 10/01/18	15 M	16,277				FNR 02- 2 UC
			30- Year:			6%, 02/25/17	18 M	19,654
FHLMC G18091			FHLMC G08062
6%, 12/01/20	12 M	13,534	5%, 06/01/35	29 M	31,189	Mortgage- Backed Securities:
FHLMC G18106			FGLMC A79255			15- Year:
5.5%, 03/01/21	16 M	17,191	5%, 11/01/37	1,898 M	2,046,732	FNMA 254907
FHLMC G11943			FHLMC C03613			5%, 10/01/18	22 M	23,926
5.5%, 04/01/21	18 M	19,509	4%, 11/01/40	1,439 M	1,529,381	FNMA 255273
						4.5%, 06/01/19	35 M	37,867

12                                                                                               Theaccompanyingnotesareanintegralpartofthe nancialstatements.

SentinelBalancedFund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 255358			Basic Industry 0.2%			Commercial Mortgage- Backed Securities 1.0%
5%, 09/01/19	8 M	$ 8,890	Int'l. Paper Co.			CSFB 05- C4 AJ
		70,683	4.75%, 02/15/22	500 M	$ 535,138	5.19%, 08/15/38	500 M	$ 498,577
20- Year:			Capital Goods 0.7%			CSFB 05- C6 AJ
FNMA AK5688			Joy Global, Inc.			5.23%, 12/15/40	250 M	247,987
3%, 03/01/27	1,973 M	2,069,535	5.125%, 10/15/21	750 M	832,936	GSMS 07- GG10 A4
FNMA AO0800			L- 3 Communications Corp.			5.7855%, 08/10/45	1,000 M	1,095,542
3%, 04/01/27	4,973 M	5,217,142	4.95%, 02/15/21	750 M	810,715	JPMCC 06- LDP8 AM
FNMA AO3086					1,643,651	5.44%, 05/15/45	500 M	531,773
3%, 06/01/27	1,000 M	1,049,062	Consumer Cyclical 0.2%			Total Commercial Mortgage- Backed
		8,335,739				Securities
30- Year:			Macy's Retail Holdings, Inc.			(Cost $2,260,100)		2,373,879
FNMA 545759			3.875%, 01/15/22	500 M	522,787
6.5%, 07/01/32	600	687	Consumer Non- Cyclical 0.8%					Value
FNMA 687301			Pernod Ricard SA				Shares	(Note 2)
6%, 11/01/32	390	439	4.45%, 01/15/22(a)	1,000 M	1,045,738	Domestic Common Stocks 62.9%
FNMA 690305			SABMiller Holdings, Inc.
5.5%, 03/01/33	6 M	6,954	3.75%, 01/15/22(a)	700 M	743,237	Consumer Discretionary 7.0%
FNMA 748895					1,788,975	Comcast Corp.	75,000	2,154,000
6%, 12/01/33	338 M	380,009	Energy 0.1%			Gap, Inc.	34,000	901,000
FNMA 811311			Newfield Exploration Co.			McDonald's Corp.	17,500	1,563,450
2.147%, 12/01/34	9 M	9,744	5.75%, 01/30/22	125 M	132,187	McGraw- Hill Cos., Inc.	35,000	1,518,300
FNMA 810896			Financials 0.6%			Nike, Inc.	10,000	1,081,800
2.129%, 01/01/35	8 M	8,695	Ally Financial, Inc.
FNMA AB0074			5.5%, 02/15/17	750 M	751,444	Omnicom Group, Inc.	45,000	2,145,600
5%, 02/01/35	1,753 M	1,909,719	Int'l. Lease Finance Corp.			Staples, Inc.	35,000	459,900
FNMA 832258			6.5%, 09/01/14(a)	500 M	526,250	Time Warner Cable, Inc.	25,000	1,885,000
4.665%, 08/01/35	25 M	26,076			1,277,694	Time Warner, Inc.	65,000	2,240,550
FNMA 891386			Health Care 0.4%			TJX Cos., Inc.	50,000	2,123,000
5.5%, 10/01/35	1,529 M	1,676,443	Cigna Corp.					16,072,600
FNMA 797721			4%, 02/15/22	1,000 M	1,041,133	Consumer Staples 7.2%
5.5%, 10/01/35	23 M	25,341	Insurance 0.6%			Altria Group, Inc.	30,000	965,700
FNMA 735997
5.5%, 11/01/35	1,938 M	2,125,307	CNA Financial Corp.			CVS Caremark Corp.	20,000	898,800
			5.75%, 08/15/21	700 M	767,726	HJ Heinz Co.	25,000	1,327,000
FNMA 889657			XL Group Ltd.
4.5%, 09/01/37	6,025 M	6,484,451	5.75%, 10/01/21	500 M	552,941	Kellogg Co.	33,420	1,630,228
FNMA 995525					1,320,667	Kraft Foods, Inc.	30,000	1,148,100
6%, 12/01/38	1,070 M	1,182,404				PepsiCo, Inc.	50,000	3,392,500
FNMA AI9852			Media 0.8%
5%, 09/01/41	6,082 M	6,668,343	DISH DBS Corp.			Philip Morris Int'l., Inc.	25,000	2,112,750
FNMA AO0308			6.75%, 06/01/21	500 M	518,750	Procter & Gamble Co.	50,000	3,114,500
3.5%, 04/01/42	3,240 M	3,404,801	NBCUniversal Media LLC			Wal- Mart Stores, Inc.	30,000	1,974,600
		23,909,413	4.375%, 04/01/21	1,000 M	1,102,996			16,564,178
Total Federal National			XM Satellite Radio, Inc.			Energy 7.8%
Mortgage Association		32,335,489	7.625%, 11/01/18(a)	125 M	134,375	Apache Corp.	10,800	878,904
Government National Mortgage					1,756,121
Corporation 0.0%			Real Estate 0.3%			Chevron Corp.	30,000	2,949,300
Mortgage- Backed Securities:			Health Care Reality, Inc.			EOG Resources, Inc.	22,500	2,234,250
15- Year:			4.95%, 01/15/21	750 M	795,549	ExxonMobil Corp.	60,000	4,717,800
GNMA 514482			Telecommunications 0.7%			Marathon Oil Corp.	40,000	996,400
7.5%, 09/15/14	7 M	6,679	MetroPCS Wireless, Inc.			Marathon Petroleum
Total U.S. Government Obligations			6.625%, 11/15/20	550 M	533,500	Corp.	20,000	721,400
(Cost $52,474,951)		52,984,811	Verizon Communications, Inc.			McDermott Int'l., Inc.*	50,000	507,500
Corporate Bonds 5.4%			3.5%, 11/01/21	1,000 M	1,065,613	Noble Energy, Inc.	20,000	1,689,200
					1,599,113	Schlumberger Ltd.	35,000	2,213,750
			Total Corporate Bonds
			(Cost $11,731,547)		12,413,015	Transocean Ltd.	12,500	510,375

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                                      13

SentinelBalancedFund

		Space			Space				Space
		Value			Value				Value
	Shares	(Note 2)		Shares	(Note 2)			Shares	(Note 2)
Weatherford Int'l. Ltd.*	55,500	$ 666,555	Tyco Int'l. Ltd.	35,000	$ 1,860,600	Germany 0.8%
		18,085,434	United Technologies			SAP AG ADR		30,000	$ 1,719,600
Financials 8.6%			Corp.	35,000	2,593,850	Israel 0.4%
ACE Ltd.	20,000	1,446,600	Verisk Analytics, Inc.*	25,000	1,197,500	Teva Pharmaceutical
American Express Co.	46,200	2,579,346	Waste Management, Inc.	27,500	892,100	Industries Ltd. ADR		20,000	783,800
Bank of America Corp.	75,000	551,250			19,124,200	Mexico 0.5%
Bank of New York Mellon			Information Technology 10.6%			America Movil SA de CV ADR		50,000	1,178,000
Corp.	45,000	916,200	Accenture PLC	30,000	1,713,000
Chubb Corp.	20,000	1,441,400	Activision Blizzard, Inc.	90,000	1,056,600	Switzerland 0.2%
CME Group, Inc.	3,000	772,710	Broadcom Corp.	35,000	1,132,250	Novartis AG ADR		10,000	520,300
Goldman Sachs Group,			Check Point Software			United Kingdom 0.5%
Inc.	11,000	1,052,700	Technologies Ltd.*	34,000	1,742,160	Diageo PLC ADR		12,500	1,191,750
JPMorgan Chase & Co.	43,670	1,447,660	Cisco Systems, Inc.	75,000	1,224,750	Total Foreign Stocks & ADR's
MetLife, Inc.	30,000	876,300	Dell, Inc.*	72,000	887,760	(Cost $4,938,103)			6,624,050
Morgan Stanley	30,000	400,800	EMC Corp.*	80,000	1,908,000	Institutional Money Market Funds 1.3%
PNC Financial Services Group, Inc.	12,500	767,750	Intel Corp.	50,000	1,292,000	State Street Institutional US
						Government Money Market Fund
The Travelers Cos. , Inc.	40,000	2,499,600	Int'l. Corp. Business Machines	21,437	4,135,197	(Cost $2,917,124)		2,917,124	2,917,124
Toronto- Dominion Bank	25,000	1,909,250	KLA- Tencor Corp.	25,000	1,145,750			Principal
								Amount	Value
US Bancorp	50,000	1,555,500	Microsoft Corp.	112,410	3,281,248			(M=$1,000)	(Note 2)
Wells Fargo & Co.	50,000	1,602,500	NetApp, Inc.*	30,000	892,800	Corporate Short- term Notes 3.3%
		19,819,566	Seagate Technology PLC	20,000	468,600	Nestle Capital Corp.
Health Care 8.9%			Texas Instruments, Inc.	60,000	1,708,800	0.05%, 06/04/12		4,000 M	3,999,983
Aetna, Inc.	25,000	1,022,250	Visa, Inc.	10,000	1,152,000	Toyota Motor Credit
Amgen, Inc.	25,000	1,738,000	Western Union Co.	45,000	738,000	0.04%, 06/06/12		3,500 M	3,499,981
Becton Dickinson & Co.	15,000	1,096,950			24,478,915	Total Corporate Short- term Notes
Bristol- Myers Squibb Co.	60,000	2,000,400	Materials 2.4%			(Cost $7,499,964)			7,499,964
						Total Investments 100.5%
Celgene Corp.*	12,500	853,125				(Cost $180,811,310)†			231,395,869
Covidien PLC	20,000	1,035,600	EI Du Pont de Nemours & Co.	40,000	1,930,400
Eli Lilly & Co.	20,000	819,000	Freeport- McMoRan			Excess of Liabilities Over
Forest Laboratories, Inc.*	20,000	700,000	Copper & Gold, Inc.	60,000	1,922,400	Other Assets (0.5)%			(1,198,154)
			Praxair, Inc.	15,000	1,593,600
Gilead Sciences, Inc.*	20,000	999,000			5,446,400	Net Assets 100.0%			$ 230,197,715
Johnson & Johnson	40,000	2,497,200	Telecommunication Services 1.5%
Medtronic, Inc.	36,200	1,333,608	AT&T, Inc.	30,000	1,025,100
Merck & Co., Inc.	42,500	1,597,150				*	Non- income producing.
Pfizer, Inc.	100,000	2,187,000	Rogers Communications, Inc.	25,000	857,750	†			Cost for federal income tax purposes is $180,811,310.
						At May 31, 2012 unrealized appreciation for federal
Stryker Corp.	15,000	771,750				income tax purposes aggregated $50,584,559 of
UnitedHealth Group, Inc.	10,000	557,700	Verizon Communications, Inc.	40,000	1,665,600	which $57,097,283 related to appreciated securities
Zimmer Holdings, Inc.	20,000	1,213,000			3,548,450	and $6,512,724 related to depreciated securities.
		20,421,733	Utilities 0.6%			(a) Security exempt from registration under Rule 144A of
Industrials 8.3%			Entergy Corp.	20,000	1,290,600	the Securities Act of 1933, as amended. These
			Total Domestic Common Stocks			securities may be resold in transactions exempt from
Babcock & Wilcox Co.*	25,000	616,250	(Cost $97,613,005)		144,852,076	registration, normally to qualified institutional
						buyers. At May 31, 2012, the market value of rule
Boeing Co.	25,000	1,740,250	Domestic Exchange Traded Funds 0.7%			144A securities amounted to $2,449,600 or 1.07% of
Canadian National							net assets.
Railway Co.	22,500	1,843,650	Financials 0.7%			ADR	- American Depositary Receipt
Deere & Co.	20,000	1,477,400	SPDR KBW Regional Banking			SPDR - Standard & Poor's Depository Receipts
General Dynamics Corp.	25,000	1,600,250	(Cost $1,376,516)	65,000	1,730,950
General Electric Co.	85,000	1,622,650	Foreign Stocks & ADR's 2.9%
Honeywell Int'l., Inc.	45,000	2,504,700	Australia 0.5%
Northrop Grumman Corp.	20,000	1,175,000	BHP Billiton Ltd. ADR	20,000	1,230,600

14                                                                         The accompanying notes are an integral part of the  financia lstatements.

Sentinel Capital Growth Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	27.7%	Consumer Staples	8.3%
Consumer Discretionary	18.1%	Materials	8.1%
Industrials	11.8%	Energy	6.7%
Health Care	8.8%	Financials	4.7%
		Index	1.6%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	5.7%	Intel Corp.	2.8%
Int'l. Business Machines Corp.	4.6%	SPDR Gold Trust	2.8%
Praxair, Inc.	4.3%	Dollar General Corp.	2.7%
McDonald's Corp.	3.7%	Visa, Inc.	2.6%
Dollar Tree, Inc.	3.2%	Microsoft Corp.	2.3%
		Total of Net Assets	34.7%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 88.6%			Financials 4.7%			Apple, Inc.*	12,000	$ 6,932,760
Consumer Discretionary 18.1%			BlackRock, Inc.	9,300	$ 1,588,440	Automatic Data
AutoZone, Inc.*	4,000	$ 1,521,040	Toronto- Dominion Bank	20,000	1,527,400	Processing, Inc.	26,763	1,395,691
Dollar General Corp.*	65,800	3,218,278	US Bancorp	31,600	983,076	Cognizant Technology Solutions Corp. *	43,000	2,504,750
Dollar Tree, Inc.*	37,500	3,869,250	Wells Fargo & Co.	48,700	1,560,835	EMC Corp.*	50,400	1,202,040
Home Depot, Inc.	35,000	1,726,900			5,659,751	Intel Corp.	133,100	3,439,304
McDonald's Corp.	50,000	4,467,000	Health Care 7.0%
Target Corp.	43,000	2,490,130	Covidien PLC	24,600	1,273,788	Int'l. Business Machines Corp.	29,000	5,594,100
Tiffany & Co.	40,000	2,215,600	Express Scripts Holding Co.*	42,000	2,191,980	Microsoft Corp.	97,200	2,837,268
Yum! Brands, Inc.	35,000	2,462,600				NetApp, Inc.*	26,200	779,712
		21,970,798	McKesson Corp.	16,000	1,396,480	Qualcomm, Inc.	32,000	1,833,920
Consumer Staples 8.3%			Pfizer, Inc.	71,800	1,570,266	TE Connectivity Ltd.	57,200	1,797,224
			Stryker Corp.	40,000	2,058,000
Coca- Cola Co.	20,400	1,524,492			8,490,514	Visa, Inc.	27,000	3,110,400
Colgate- Palmolive Co.	15,000	1,474,500	Industrials 11.8%					32,355,294
Corn Products Int'l., Inc.	52,400	2,677,116	BE Aerospace, Inc.*	30,000	1,299,600	Materials 5.3%
Kraft Foods, Inc.	63,700	2,437,799				Airgas, Inc.	14,500	1,258,745

Walgreen Co.	65,000	1,983,800	Emerson Electric Co.	41,200	1,926,924	Praxair, Inc.	49,000	5,205,760
		10,097,707	Illinois Tool Works, Inc.	30,000	1,684,500			6,464,505
Energy 6.7%			Jacobs Engineering			Total Domestic Common Stocks
			Group, Inc.*	33,000	1,172,160	(Cost $69,305,706)		107,487,565
EOG Resources, Inc.	10,000	993,000	Parker Hannifin Corp.	26,000	2,125,240	Domestic Exchange Traded Funds 4.4%
ExxonMobil Corp.	35,000	2,752,050	Precision Castparts Corp.	13,600	2,260,456	Index 1.6%
Noble Corp.	30,000	938,100	Union Pacific Corp.	24,000	2,673,600	iShares Russell 1000
Occidental Petroleum Corp.	20,000	1,585,400	United Parcel Service, Inc. 16,400		1,229,016	Growth Index Fund	31,500	1,946,385
					14,371,496
Schlumberger Ltd.	28,600	1,808,950	Information Technology 26.7%
		8,077,500	ANSYS, Inc.*	15,000	928,125

The accompanying notes are an integral part of the financial statements.									15

Sentinel Capital Growth Fund

		Space
		Value
	Shares	(Note 2)
Materials 2.8%
SPDR Gold Trust*	22,400	$ 3,396,288
Total Domestic Exchange Traded
Funds
(Cost $3,706,448)		5,342,673
Foreign Stocks & ADR's 2.8%
Germany 1.0%
SAP AG ADR	21,000	1,203,720
Switzerland 1.3%
Roche Holding AG ADR	40,000	1,566,400
United Kingdom 0.5%
Shire Ltd. ADR	6,500	548,665
Total Foreign Stocks & ADR's
(Cost $3,120,943)		3,318,785
Institutional Money Market Funds 1.8%
State Street Institutional US
Government Money Market Fund
(Cost $2,217,068)	2,217,068	2,217,068
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 3.3%
Federal Home Loan Mortgage Corporation 3.3%
Agency Discount Notes:
0.05%, 06/01/12
(Cost $4,000,000)	4,000 M	4,000,000
Total Investments 100.9%
(Cost $82,350,165)†		122,366,091

Excess of Liabilities Over
Other Assets (0.9)%		(1,084,441)

Net Assets 100.0%		$ 121,281,650

*	Non- income producing.
†		Cost for federal income tax purposes is $82,350,165.
At May 31, 2012 unrealized depreciation for federal
income tax purposes aggregated $40,015,926 of
which $1,709,803 related to appreciated securities
and $41,725,727 related to depreciated securities.
ADR	- American Depositary Receipt
SPDR - Standard & Poor's Depository Receipts

16                                                                                                       The accompanying notes are an integral part of the  financial statements.

Sentinel Common Stock Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.3%	Energy	10.7%
Financials	13.7%	Consumer Staples	9.9%
Health Care	13.5%	Materials	3.3%
Industrials	11.7%	Telecommunication Services	3.0%
Consumer Discretionary	11.5%	Utilities	0.8%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.6%	PepsiCo, Inc.	1.6%
Int'l. Business Machines Corp.	2.5%	Johnson & Johnson	1.6%
Procter & Gamble Co.	1.8%	Chevron Corp.	1.6%
Microsoft Corp.	1.7%	Honeywell Int'l., Inc.	1.5%
United Technologies Corp.	1.7%	Time Warner, Inc.	1.4%
		Total of Net Assets	18.0%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.6%			PepsiCo, Inc.	375,000	$ 25,443,750
Consumer Discretionary 11.5%			Philip Morris Int'l., Inc.	200,000	16,902,000	Goldman Sachs Group, Inc.	135,000	$ 12,919,500
Comcast Corp.	600,000	$ 17,232,000	Procter & Gamble Co.	450,000	28,030,500	JPMorgan Chase & Co.	500,000	16,575,000
Darden Restaurants, Inc.	150,000	7,759,500	Wal- Mart Stores, Inc.	250,000	16,455,000	MetLife, Inc.	450,000	13,144,500
					147,249,500	Morgan Stanley	575,000	7,682,000
Gap, Inc.	425,000	11,262,500	Energy 10.7%			PNC Financial Services
Home Depot, Inc.	130,000	6,414,200	Apache Corp.	100,000	8,138,000	Group, Inc.	225,000	13,819,500
Lear Corp.	185,000	7,372,250	Chevron Corp.	250,000	24,577,500	The Travelers Cos., Inc.	300,000	18,747,000
McDonald's Corp.	125,000	11,167,500	EOG Resources, Inc.	115,000	11,419,500	Toronto- Dominion bank	185,000	14,128,450
McGraw- Hill Cos., Inc.	300,000	13,014,000	ExxonMobil Corp.	515,000	40,494,450	US Bancorp	525,000	16,332,750
						Wells Fargo & Co.	625,000	20,031,250
Nike, Inc.	75,000	8,113,500	Marathon Oil Corp.	450,000	11,209,500			203,335,490
Nordstrom, Inc.	200,000	9,474,000	Marathon Petroleum
Omnicom Group, Inc.	275,000	13,112,000	Corp.	300,000	10,821,000	Health Care 12.7%
Staples, Inc.	650,000	8,541,000	McDermott Int'l., Inc.*	568,600	5,771,290	Aetna, Inc.	150,000	6,133,500
Time Warner Cable, Inc.	240,000	18,096,000	Noble Energy, Inc.	250,000	21,115,000	Amgen, Inc.	200,000	13,904,000
Time Warner, Inc.	625,000	21,543,750	Schlumberger Ltd.	325,000	20,556,250	Becton Dickinson & Co.	165,000	12,066,450
			Transocean Ltd.	125,000	5,103,750	Bristol- Myers Squibb Co.	375,000	12,502,500
TJX Cos., Inc.	350,000	14,861,000
TRW Automotive			Weatherford Int'l. Ltd.*	650,000	7,806,500
Holdings Corp.*	300,000	11,571,000			167,012,740	Celgene Corp.*	75,000	5,118,750
		179,534,200	Financials 13.0%			Covidien PLC	250,000	12,945,000
Consumer Staples 9.4%			ACE Ltd.	200,000	14,466,000	Forest Laboratories, Eli Lilly & Co.	175,000	7,166,250
Altria Group, Inc.	225,000	7,242,750	American Express Co.	285,000	15,911,550	Inc.*	200,000	7,000,000
CVS Caremark Corp.	250,000	11,235,000	Bank of America Corp.	775,400	5,699,190	Gilead Sciences, Inc.*	200,000	9,990,000
HJ Heinz Co.	250,000	13,270,000	Bank of New York			Johnson & Johnson	400,000	24,972,000
Kellogg Co.	250,000	12,195,000	Mellon Corp.	450,000	9,162,000
			Chubb Corp.	200,000	14,414,000	Medtronic, Inc.	275,000	10,131,000
Kimberly- Clark Corp.	75,000	5,951,250				Merck & Co., Inc.	450,000	16,911,000
Kraft Foods, Inc.	275,000	10,524,250	CME Group, Inc.	40,000	10,302,800

The accompanying notes are an integral part of the financial statements.									17

Sentinel Common Stock Fund

		Space			Space		Principal
		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
			Western Union Co.	850,000	$ 13,940,000	Corporate Short- term Notes 1.3%
Mettler- Toledo Int'l., Inc.*	30,000	$ 4,683,600			265,551,435	Chevron Corp.
Pfizer, Inc.	975,000	21,323,250	Materials 2.6%			0.07%, 06/12/12	10,000 M	$9,999,786
Stryker Corp.	250,000	12,862,500				Colgate Palmolive Co.
			EI Du Pont de Nemours & Co.	275,000	13,271,500	0.1%, 06/08/12	10,000 M	9,999,806
UnitedHealth Group, Inc.	200,000	11,154,000	Freeport- McMoRan			Total Corporate Short- term Notes
Zimmer Holdings, Inc.	145,700	8,836,705	Copper & Gold, Inc.	475,000	15,219,000	(Cost $19,999,592)		19,999,592
		197,700,505	Praxair, Inc.	115,000	12,217,600	U.S. Government Obligations
Industrials 11.7%					40,708,100	1.5%
Babcock & Wilcox Co.*	300,000	7,395,000	Telecommunication Services 2.2%			Federal Home Loan Bank 0.7%
Boeing Co.	150,000	10,441,500	AT&T, Inc.	250,000	8,542,500	Agency Discount Notes:
Canadian National			Rogers			0.06%, 06/06/12	10,000 M	9,999,916
Railway Co.	160,700	13,167,758	Communications, Inc.	275,000	9,435,250	Federal National Mortgage Association 0.8%
Deere & Co.	150,000	11,080,500	Verizon			Agency Discount Notes:
General Dynamics Corp.	175,000	11,201,750	Communications, Inc.	375,000	15,615,000	0.05%, 06/04/12	13,000 M	12,999,946
					33,592,750	Total U.S. Government
General Electric Co.	900,000	17,181,000	Utilities 0.8%			Obligations
Honeywell Int'l., Inc.	425,000	23,655,500				(Cost $22,999,862)		22,999,862
			Entergy Corp.	125,000	8,066,250	Total Investments 99.8%
L- 3 Communications Holdings, Inc.	100,000	6,819,000	Exelon Corp.	118,000	4,363,640	(Cost $1,116,665,283)†		1,557,024,284
Northrop Grumman			Total Domestic Common Stocks		12,429,890	Other Assets in Excess of
Corp.	150,000	8,812,500	(Cost $1,002,371,646)		1,428,906,618	Liabilities 0.2%		2,548,995
Tyco Int'l. Ltd.	250,000	13,290,000	Domestic Exchange Traded Funds 0.7%
Union Pacific Corp.	100,000	11,140,000	Financials 0.7%			Net Assets 100.0%		$ 1,559,573,279
United Technologies Corp.	350,000	25,938,500	SPDR KBW Regional Banking			*	Non- income producing.
Verisk Analytics, Inc.*	300,000	14,370,000	(Cost $9,533,363)	450,000	11,983,500	†	Cost for federal income tax purposes is
Waste Management, Inc.	225,000	7,299,000	Foreign Stocks & ADR's 4.1%			appreciation for federal income tax purposes $1,116,665,283. At May 31, 2012 unrealized
		181,792,008	Australia 0.7%			aggregated $440,359,001 of which $479,916,300
						related to appreciated securities and $39,557,299
Information Technology 17.0%			BHP Billiton Ltd. ADR	175,000	10,767,750	related to depreciated securities.
Accenture PLC	275,000	15,702,500	Germany 0.8%			ADR	- American Depositary Receipt
Activision Blizzard, Inc.	700,000	8,218,000	SAP AG ADR	225,000	12,897,000	SPDR - Standard & Poor's Depository Receipts
Altera Corp.	300,000	10,023,000	Israel 0.2%
Broadcom Corp.	280,000	9,058,000	Teva Pharmaceutical
Check Point Software			Industries Ltd. ADR	100,000	3,919,000
Technologies Ltd.*	275,000	14,091,000	Mexico 0.8%
Cisco Systems, Inc.	369,700	6,037,201	America Movil SA de CV
Dell, Inc.*	750,000	9,247,500	Netherlands 0.5% ADR	525,000	12,369,000
EMC Corp.*	700,000	16,695,000
Hewlett- Packard Co.	275,000	6,237,000	Switzerland 0.6% ASML Holding NV	155,000	7,100,550
Intel Corp.	350,000	9,044,000
Int'l. Business Machines			Novartis AG ADR	175,000	9,105,250
Corp.	200,000	38,580,000	United Kingdom 0.5%
Juniper Networks, Inc.*	400,000	6,880,000	Diageo PLC ADR	85,000	8,103,900
KLA- Tencor Corp.	166,600	7,635,278	Total Foreign Stocks & ADR's
			(Cost $52,888,558)		64,262,450
Microsoft Corp. *	925,000	27,000,750	Institutional Money Market Funds 0.6%
NetApp, Inc.	475,000	14,136,000	State Street Institutional US
Oracle Corp.	400,000	10,588,000	Government Money Market Fund
Seagate Technology PLC	214,200	5,018,706	(Cost $8,872,262)	8,872,262	8,872,262
Synopsys, Inc.*	250,000	7,387,500
Texas Instruments, Inc.	650,000	18,512,000
Visa, Inc.	100,000	11,520,000

18 The accompanying notes are an integral part of the financial statements.

Sentinel Conservative Strategies Fund
(Unaudited)

Fund Profile
at May 31, 2012

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	43.6%
U.S. Government Obligations	40.2%
Foreign Stocks & ADR's	7.6%
Commercial Mortgage- Backed Securities	2.3%
Corporate Bonds	1.3%
Real Estate Investment Trusts	0.0%
Cash and Other	5.0%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.0%	FNMA AK7347	3.50%	03/01/42	5.2%
Int'l. Business Machines Corp.	0.9%	FNMA AK0592	3.50%	01/01/42	5.2%
Johnson & Johnson	0.8%	FGLMC J18881	2.50%	04/01/27	5.1%
Procter & Gamble Co.	0.7%	FGLMC Q05976	3.50%	02/01/42	3.6%
PepsiCo, Inc.	0.7%	FNMA AK5688	3.00%	03/01/27	3.3%
Microsoft Corp.	0.6%	FGLMC J19087	3.00%	05/01/27	3.0%
United Technologies Corp.	0.6%	FHLMC C03613	4.00%	11/01/40	2.2%
Chevron Corp.	0.6%	FGLMC J19197	3.00%	05/01/27	1.8%
Pfizer, Inc.	0.6%	FNMA AO0308	3.50%	04/01/42	1.6%
General Electric Co.	0.6%	FGLMC G18434	3.00%	05/01/27	1.6%
Total of Net Assets	7.1%	Total of Net Assets			32.6%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 40.2%			30- Year:			FNMA AO0800
U.S. Government Agency			FGLMC A79255			3%, 04/01/27	2,487 M	$ 2,608,571
Obligations 40.2%			5%, 11/01/37	1,263 M	$ 1,362,365	FNMA AO3086
Federal Home Loan Mortgage			FHLMC C03613			3%, 06/01/27	2,000 M	2,098,125
Corporation 18.6%			4%, 11/01/40	4,111 M	4,369,662			11,432,683
Mortgage- Backed Securities:			FGLMC C03764			25- Year:
15- Year:			3.5%, 02/01/42	1,240 M	1,303,890	FNMA 735703
FGLMC G18434			FGLMC Q05976			5%, 04/01/29	1,028 M	1,124,632
3%, 05/01/27	3,000 M	$ 3,141,562	3.5%, 02/01/42	6,897 M	7,233,903	30- Year:
FGLMC J19087					14,269,820	FNMA 891386
3%, 05/01/27	5,750 M	6,021,328	Total Federal Home Loan Mortgage Corporation		37,364,939	5.5%, 10/01/35	963 M	1,056,027
FGLMC J19197			Federal National Mortgage			FNMA 735997
3%, 05/01/27	3,500 M	3,665,156	Association 21.6%			5.5%, 11/01/35	1,938 M	2,125,307
		12,828,046	Mortgage- Backed Securities:			FNMA 995525
20- Year:						6%, 12/01/38	1,606 M	1,773,606
FGLMC J18881			20- Year:			FNMA AJ7689
2.5%, 04/01/27	9,956 M	10,267,073	FNMA AK5688			4%, 12/01/41	1,909 M	2,034,764
			3%, 03/01/27	6,411 M	6,725,987	FNMA AK0592
						3.5%, 01/01/42	9,886 M	10,389,370

The accompanying notes are an integral part of the  financial statements.                                                                                                                                                                                                 19

Sentinel Conservative Strategies Fund

	Principal				Space			Space
	Amount	Value			Value			Value
	(M=$1,000)	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
FNMA AK7347			McDonald's Corp.	7,500	$ 670,050	SM Energy Co.	950	$ 51,385
3.5%, 03/01/42	9,956 M	$ 10,464,141	McGraw- Hill Cos., Inc.	20,000	867,600	Superior Energy Services,
FNMA AO0308			Morningstar, Inc.	2,250	125,865	Inc.*	6,990	151,264
3.5%, 04/01/42	2,991 M	3,142,893	Omnicom Group, Inc.	17,500	834,400	Tidewater, Inc.	2,790	125,773
		30,986,108	PVH Corp.	1,920	155,520	Transocean Ltd.	7,500	306,225
Total Federal National Mortgage Association		43,543,423	Staples, Inc.	32,500	427,050	Ultra Petroleum Corp.*	10,000	185,200
Total U.S. Government Obligations						Weatherford Int'l. Ltd.*	19,800	237,798
(Cost $80,045,399)		80,908,362	Target Corp.	12,500	723,875			10,541,945
Corporate Bonds 1.3%			Texas Roadhouse, Inc.	5,310	96,536
Media 0.1%			Time Warner Cable, Inc.	12,000	904,800	Financials 5.8%
			Time Warner, Inc.	25,000	861,750	ACE Ltd.	10,000	723,300
XM Satellite Radio, Inc.						Affiliated Managers
7.625%, 11/01/18(a)	125 M	134,375	Tractor Supply Co.	1,770	161,689	Group, Inc.*	1,140	117,500
Transportation 1.2%			TRW Automotive			American Express Co.	15,000	837,450
Ryder System, Inc.			Holdings Corp.*	10,000	385,700	Bank of New York Mellon Corp.	30,000	610,800
2.5%, 03/01/17	2,500 M	2,522,482			9,728,798
Total Corporate Bonds			Consumer Staples 4.3%			Chubb Corp.	10,000	720,700
(Cost $2,625,989)		2,656,857	Altria Group, Inc.	22,500	724,275	City National Corp/CA	3,000	149,040
Commercial Mortgage- Backed Securities 2.3%			Church & Dwight Co., Inc.	3,450	183,678
CSFB 05- C4 AJ			CVS Caremark Corp.	15,000	674,100	CME Group, Inc.	1,900	489,383
5.19%, 08/15/38	500 M	498,577	Energizer Holdings, Inc.*	1,000	72,910	East West Bancorp, Inc.	5,800	129,862
CSFB 05- C6 AJ						Endurance Specialty
5.23%, 12/15/40	750 M	743,960	Flowers Foods, Inc.	8,202	180,608	Holdings Ltd.	3,000	117,180
GSMS 07- GG10 A4			HJ Heinz Co.	12,500	663,500	Everest Re Group Ltd.	1,140	116,417
5.7855%, 08/10/45	1,000 M	1,095,542	Kellogg Co.	17,500	853,650	Goldman Sachs Group,
JPMCC 06- LDP8 AM			Kraft Foods, Inc.	20,000	765,400	Inc.	7,500	717,750
5.44%, 05/15/45	500 M	531,773	Nu Skin Enterprises, Inc.	3,910	167,661	HCC Insurance Holdings, Inc.	4,900	153,174
MLMT 05- CIP1 AJ			PepsiCo, Inc.	20,000	1,357,000
5.137%, 07/12/38	500 M	442,096	Philip Morris Int'l., Inc.	10,000	845,100	Invesco Ltd.	2,600	56,550
MLMT 07- C1 AM						JPMorgan Chase & Co.	28,000	928,200
5.8472%, 06/12/50(b)	750 M	665,463	Procter & Gamble Co.	22,500	1,401,525
WBCMT 06- C25 AJ			Wal- Mart Stores, Inc.	12,500	822,750	MetLife, Inc.	25,000	730,250
5.7337%, 05/15/43	750 M	697,481			8,712,157	Morgan Stanley	25,000	334,000
Total Commercial Mortgage- Backed Securities			Energy 5.2%			MSCI, Inc.*	1,920	64,915
(Cost $4,643,737)		4,674,892	Apache Corp.	10,000	813,800	New York Community Bancorp, Inc.	8,380	103,493
			Cameco Corp.	10,000	191,700	Northern Trust Corp.	2,070	89,383
		Value	CARBO Ceramics, Inc.	890	72,410	PNC Financial Services
	Shares	(Note 2)	Chevron Corp.	12,500	1,228,875	Group, Inc.	7,500	460,650
Domestic Common Stocks 43.6%			ConocoPhillips	12,500	652,000	Raymond James
Consumer Discretionary 4.8%			Core Laboratories NV	995	127,261	Financial, Inc.	3,840	131,251
Ascena Retail Group,			Dril- Quip, Inc.*	1,380	83,614	Signature Bank*	1,000	61,410
Inc.*	6,860	129,860	EOG Resources, Inc.	5,000	496,500	The Travelers Cos., Inc.	15,000	937,350
BorgWarner, Inc.*	1,170	83,948	ExxonMobil Corp.	25,000	1,965,750	Toronto- Dominion Bank	10,000	763,700
Comcast Corp.	35,000	1,005,200	Marathon Oil Corp.	25,000	622,750	US Bancorp	27,500	855,525
Dana Holding Corp.	6,489	86,433	Marathon Petroleum			Wells Fargo & Co.	30,000	961,500
Darden Restaurants, Inc.	11,000	569,030	Corp.	12,500	450,875	WR Berkley Corp.	2,300	88,136
			McDermott Int'l., Inc.*	30,000	304,500	Zions Bancorporation	6,000	114,180
Dick's Sporting Goods, Inc.	3,410	158,565	Newfield Exploration Co.*	3,045	91,228			11,563,049
Dollar Tree, Inc.*	1,880	193,978	Noble Energy, Inc.	10,000	844,600	Health Care 6.3%
Gap, Inc.	30,000	795,000	Oil States Int'l., Inc.*	900	59,913	Abbott Laboratories	10,000	617,900
Guess? Inc	3,080	82,051	Phillips 66*	6,250	187,688	Aetna, Inc.	12,500	511,125
Hanesbrands, Inc.*	3,180	88,595	Plains Exploration &			Amgen, Inc.	11,500	799,480
Jarden Corp.	2,660	108,129	Production Co.*	5,140	183,961	Becton Dickinson & Co.	10,000	731,300
LKQ Corp.*	5,850	213,174	Schlumberger Ltd.	17,500	1,106,875

20                                                                              The accompanying notes are an integral part of the financial statements.

						Sentinel Conservative Strategies Fund

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Bio- Rad Laboratories, Inc.*	780	$ 77,696	IHS, Inc.*	1,920	$ 190,061	Nuance Communications,Inc.*	5,740	$ 118,761
Bristol- Myers Squibb Co.	20,000	666,800	Jacobs Engineering Group, Inc.*	2,850	101,232	Open Text Corp.*	2,740	132,479
						Oracle Corp.	22,500	595,575
Catalyst Health Solutions,Inc.*	1,050	91,214	JB Hunt Transport Services, Inc.	2,360	134,827	Plantronics, Inc.	3,350	100,801
Cigna Corp.	7,500	329,325	Joy Global, Inc.	1,140	63,680	Polycom, Inc.*	7,690	87,974
Covidien PLC	12,500	647,250	L- 3 Communications Holdings, Inc.	10,000	681,900	Power Integrations, Inc.	4,150	169,362
Dentsply Int'l., Inc.	3,450	127,650				QLIK Technologies, Inc.*	2,900	65,917
Eli Lilly & Co.	14,000	573,300	MSC Industrial Direct Co., Inc.	1,920	137,683	Riverbed Technology, Inc.*	6,600	108,240
Endo Pharmaceuticals Holdings, Inc.*	2,600	84,552	Northrop Grumman Corp.	15,000	881,250
Gen- Probe, Inc.*	810	65,537	Quanta Services, Inc.*	6,500	146,770	Semtech Corp.*	5,500	132,495
Gilead Sciences, Inc.*	10,000	499,500	Regal- Beloit Corp.	2,250	135,652	Texas Instruments, Inc.	33,000	939,840
Henry Schein, Inc.*	1,650	122,611	Roper Industries, Inc.	1,400	141,708	Trimble Navigation Ltd.*	2,660	125,459
Hologic, Inc.*	3,600	60,336	Stericycle, Inc.*	1,430	124,782	Visa, Inc.	3,500	403,200
IDEXX Laboratories, Inc.*	1,470	124,715	Tyco Int'l. Ltd.	12,500	664,500	Western Union Co.	55,000	902,000
Johnson & Johnson	25,000	1,560,750	Union Pacific Corp.	4,000	445,600			15,466,243
						Materials 1.4%
Life Technologies Corp.*	3,130	128,048	United Technologies Corp.	17,500	1,296,925	AptarGroup, Inc.	2,960	149,983
Masimo Corp.*	5,330	100,257	Verisk Analytics, Inc.*	10,000	479,000	Ecolab, Inc.	2,000	126,420
Mednax, Inc.*	1,900	115,919	Waste Connections, Inc.	4,600	142,370	EI Du Pont de Nemours & Co.	15,000	723,900
Medtronic, Inc.	15,000	552,600	Waste Management, Inc.	20,000	648,800	Freeport- McMoRan
Merck & Co., Inc.	30,000	1,127,400			13,083,969	Copper & Gold, Inc.	20,000	640,800
Mettler- Toledo Int'l., Inc.*	470	73,376	Information Technology 7.7%
Pfizer, Inc.	55,000	1,202,850	Accenture PLC	16,000	913,600	Potash Corp. of Saskatchewan, Inc.	10,000	395,300
Quality Systems, Inc.	3,250	92,983	Activision Blizzard, Inc.	50,000	587,000	Praxair, Inc.	5,000	531,200
Resmed, Inc.*	5,500	170,390	Altera Corp.	16,920	565,297	Rockwood Holdings, Inc.*	3,200	154,880
			ANSYS, Inc.*	2,050	126,844	Steel Dynamics, Inc.	11,500	121,210
Stryker Corp.	14,000	720,300	Broadcom Corp.	15,000	485,250			2,843,693
Techne Corp.	2,030	137,756	Check Point Software			Telecommunication Services 1.1%
Varian Medical Systems,Inc.*	1,800	105,588	Technologies Ltd.*	15,000	768,600	AT&T, Inc.	12,500	427,125
Zimmer Holdings, Inc.	7,500	454,875	Cisco Systems, Inc.	40,000	653,200	Rogers Communications, Inc.	20,000	686,200
		12,673,383	Citrix Systems, Inc.*	1,140	83,311
Industrials 6.5%			Dolby Laboratories, Inc.*	3,600	154,404	tw telecom, Inc.*	3,000	69,570
Ametek, Inc.	3,760	190,670	EMC Corp.*	17,500	417,375	Verizon Communications, Inc.	25,000	1,041,000
Babcock & Wilcox Co.*	15,000	369,750	FLIR Systems, Inc.	3,780	80,627			2,223,895
Boeing Co.	10,000	696,100	Hewlett- Packard Co.	15,000	340,200	Utilities 0.5%
Canadian National			Informatica Corp.*	2,760	114,347	Entergy Corp.	7,500	483,975
Railway Co.	10,000	819,400	Intel Corp.	30,000	775,200	Exelon Corp.	7,500	277,350
Cintas Corp.	3,390	125,091				ITC Holdings Corp.	2,250	155,137
Copart, Inc.*	7,520	203,867	Int'l. Business Machines Corp.	9,000	1,736,100			916,462
Deere & Co.	10,000	738,700				Total Domestic Common Stocks
Donaldson Co., Inc.	4,320	154,526	Jack Henry & Associates, Inc.	3,390	111,904	(Cost $82,126,839)		87,753,594
Flowserve Corp.	1,470	151,087	Juniper Networks, Inc.*	25,000	430,000	Foreign Stocks & ADR's 7.6%
Gardner Denver, Inc.	1,625	87,880	KLA- Tencor Corp.	12,000	549,960	Australia 0.1%
General Dynamics Corp.	10,000	640,100	Microchip Technology,Inc.	15,900	493,218	Newcrest Mining Ltd.	10,000	242,746
General Electric Co.	60,000	1,145,400	Micros Systems, Inc.*	3,220	169,887	China 0.3%
Genesee & Wyoming, Inc.*	1,400	70,154	Microsoft Corp.	45,000	1,313,550	Baidu, Inc. ADR*	2,500	294,425
Honeywell Int'l., Inc.	20,000	1,113,200	NetApp, Inc.*	20,000	595,200	China Shenhua Energy Co Ltd.	55,000	193,808
IDEX Corp.	4,060	161,304	NeuStar, Inc.*	3,700	119,066			488,233

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                                            21

Sentinel Conservative Strategies Fund

		Space			Space	† Cost for federal income tax purposes is $191,853,434.
		Value			Value	At May 31, 2012 unrealized appreciation for federal
						income tax purposes aggregated $5,801,004 of which
	Shares	(Note 2)		Shares	(Note 2)	$13,084,179 related to appreciated securities and
France 0.5%			Singapore Technologies			$7,283,175 related to depreciated securities.
Accor SA	13,500	$ 400,376	Engineering Ltd.	150,000	$ 344,560	(a) Security exempt from registration under Rule 144A of
Danone SA	5,000	320,810			473,770	the Securities Act of 1933, as amended. These
LVMH Moet Hennessy			South Africa 0.2%			registration, normally to qualified institutional
Louis Vuitton SA	1,600	236,221	MTN Group Ltd.	20,000	316,745	buyers. At May 31, 2012, the market value of rule
		957,407	South Korea 0.5%			144A securities amounted to $134,375 or 0.07% of
Germany 0.3%			Hyundai Motor Co. *	2,100	434,145	net assets.
Bayerische Motoren			Samsung Electronics Co			(b) Collateral strip rate bond whose interest is based on
Werke AG	2,000	151,100	Ltd.	550	564,330	the weighted net interest rate of the collateral.
Fresenius SE & Co KGaA	4,500	425,109			998,475	(c) Return of capital paid during the fiscal period.
Siemens AG	1,200	98,688	Switzerland 1.2%			ADR - American Depositary Receipt
		674,897	Credit Suisse Group	14,000	265,342
Hong Kong 0.5%			Informa PLC	80,000	420,563
Cheung Kong Holdings			Nestle SA	8,000	453,389
Ltd.	55,000	632,445	Novartis AG ADR	12,000	624,360
Hang Lung Properties Ltd.	70,000	223,216	Roche Holding AG	4,000	624,286
Shanghai Industrial Holdings Ltd.	70,000	195,708			2,387,940
		1,051,369	Taiwan 0.2%
India 0.1%			Chunghwa Telecom Co Ltd. ADR	10,000	298,400
Housing Development Finance Corp.	16,000	185,649	Hiwin Technologies Corp.*	15,000	150,261
Ireland 0.2%					448,661
WPP PLC	35,000	417,511	United Kingdom 0.9%
			BG Group PLC	25,000	478,735
Israel 0.2%			HSBC Holdings PLC	20,000	157,958
NICE Systems Ltd. ADR*	5,740	212,839	Shire Ltd. ADR	1,230	103,825
Teva Pharmaceutical Industries Ltd. ADR	5,000	195,950	Standard Chartered PLC	15,000	302,615
		408,789	Tesco PLC	80,000	373,032
Japan 1.4%			Vodafone Group PLC ADR	11,000	294,690
Canon, Inc.	7,500	301,493	Total Foreign Stocks & ADR's		1,710,855
FANUC Corp.	3,000	517,611	(Cost $16,026,873)		15,275,922
Mitsubishi Corp.	22,000	430,960	Real Estate Investment Trusts 0.0%
Mitsubishi Estate Co Ltd.	25,000	388,910	Financials 0.0%
Nidec Corp.	5,000	408,372	Home Properties, Inc.(c)
Pigeon Corp. *	6,000	238,514	(Cost $91,494)	1,530	91,708
Toray Industries, Inc.	60,000	401,225	Institutional Money Market Funds 3.1%
Unicharm Corp.	4,001	216,236	State Street Institutional US
		2,903,321	Government Money Market Fund
Macau 0.1%			(Cost $6,293,103)	6,293,103	6,293,103
Sands China Ltd.	52,000	177,542	Total Investments 98.1%
Malaysia 0.1%			(Cost $191,853,434)†		197,654,438
Genting Bhd	80,000	252,227	Other Assets in Excess of
Netherlands 0.6%			Liabilities 1.9%		3,769,133
ASML Holding NV	4,000	183,240
Royal Dutch Shell PLC	20,000	618,992	Net Assets 100.0%		$ 201,423,571
Unilever NV	12,000	377,553	* Non- income producing.
		1,179,785
Singapore 0.2%
Olam Int'l. Ltd	100,000	129,210

22                                                                    The accompanying notes are an integral part of the  financial statements.

Sentinel Georgia Municipal Bond Fund
(Unaudited)

Fund Profile (Unaudited)
at May 31, 2012
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
Gwinnett County School District	5.00%	02/01/24	10.5%	Municipal Electric Auth. of Georgia	5.25%	01/01/19	6.5%
Columbia County, GA	5.00%	04/01/17	8.1%	Paulding County School District,
County of Forsyth, GA	5.00%	03/01/22	6.8%	GA	5.00%	02/01/21	6.5%
Houston County Hospital Auth.	5.25%	10/01/16	6.8%	Paulding County, GA	5.00%	02/01/21	6.2%
Georgia State Road & Tollway				County of Gilmer, GA	5.00%	04/01/20	6.1%
Auth.	5.00%	06/01/18	6.6%	Cobb- Marietta Coliseum & Exhibit
				Hall	5.00%	01/01/15	5.8%
				Total of Net Assets			69.9%

Average Effective Duration (for all Fixed Income Holdings) 5.8 years**
*"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Municipal Bonds 96.0%			Paulding County School District, GA
Georgia 96.0%			5%, 02/01/21	1,000 M	$ 1,196,280
			Paulding County, GA
City of Columbus, GA			5%, 02/01/21	1,000 M	1,139,870
5%, 05/01/20	750 M	$ 900,862	Winder- Barrow Industrial Building Authority
Cobb County Hospital Auth.			4%, 12/01/21	215 M	244,311
5.25%, 04/01/15	450 M	477,162	Total Municipal Bonds
Cobb County Kennestone Hospital Auth.			(Cost $16,088,413)		17,783,856
5.25%, 04/01/20	500 M	597,910
5.25%, 04/01/21	500 M	589,730			Space
Cobb- Marietta Coliseum & Exhibit Hall					Value
5%, 01/01/15	1,000 M	1,073,990		Shares	(Note 2)
Columbia County, GA			Institutional Money Market Funds 3.0%
5%, 04/01/17	1,250 M	1,492,612	BlackRock Liquidity Funds
Commerce School District			MuniFund Portfolio*	400,000	400,000
5%, 08/01/21	250 M	311,843	State Street Institutional
County of Forsyth, GA			US Government Money
5%, 03/01/22	1,045 M	1,268,118	Market Fund*	159,449	159,449
County of Gilmer, GA			(Cost $559,449)		559,449
5%, 04/01/20	1,000 M	1,133,290	Total Investments 99.0%
Georgia State Road & Tollway Auth.			(Cost $16,647,862)†		18,343,305

5%, 06/01/18	1,000 M	1,216,380	Other Assets in Excess of
Gwinnett County School District			Liabilities 1.0%		191,174
5%, 02/01/24	1,500 M	1,954,845
Houston County Hospital Auth.
5.25%, 10/01/16	1,100 M	1,263,526	Net Assets 100.0%		$ 18,534,479
Jackson County School District, GA
5%, 03/01/16	500 M	563,610	*	Non- income producing.
Madison County School District/GA
5%, 02/01/24	345 M	423,891	†	Cost for federal income tax purposes is $16,647,862.
			At May 31, 2012 unrealized appreciation for federal
Municipal Electric Auth. of Georgia			income tax purposes aggregated $1,695,443 of which
5.25%, 01/01/19	1,000 M	1,206,730	$1,696,176 related to appreciated securities and $733
Newton County School District, GA			related to depreciated securities.
5%, 02/01/15	700 M	728,896

The accompanying notes are an integral part of the  financial statements.                                                                                                                                                  23

Sentinel Government Securities Fund
(Unaudited)

Fund Profile
at May 31, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			5.7%	4 yrs. to 5.99 yrs.			30.2%
1 yr. to 2.99 yrs.			33.7%
3 yrs. to 3.99 yrs.			30.4%
Average Effective Duration (for all Fixed Income Holdings) 3.2 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 889657	4.50%	09/01/37	4.9%	FGLMC J19197	3.00%	05/01/27	4.2%
FNMA AK5688	3.00%	03/01/27	4.8%	FNMA AJ4048	4.00%	10/01/41	4.1%
FGLMC Q05976	3.50%	02/01/42	4.7%	FGLMC J19160	3.00%	05/01/27	4.1%
FNMA AO0308	3.50%	04/01/42	4.5%	FGLMC J16400	3.50%	08/01/26	4.0%
FGLMC G18434	3.00%	05/01/27	4.3%	FNMA AE3325	4.00%	10/01/30	3.7%
				Total of Net Assets			43.3%

* "Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 99.3%			FHLMC 360017			FNMA AO0800
U.S. Government Agency			11%, 11/01/17	219	$257	3%, 04/01/27	31,828 M	$33,389,711
Obligations 99.3%			FHLMC A64971			FNMA AO3086
Federal Home Loan Mortgage			5.5%, 08/01/37	46 M	50,097	3%, 06/01/27	14,851 M	15,579,739
Corporation 40.3%			FGLMC A69654			FNMA 256896
Mortgage- Backed Securities:			6%, 12/01/37	15,215 M	16,768,747	5.5%, 09/01/27	15,999 M	17,477,955
			FHLMC C03613			FNMA AE3325
15- Year:			4%, 11/01/40	32,886 M	34,957,292	4%, 10/01/30	35,746 M	38,517,288
FGLMC J14888			FGLMC Q04321					155,081,717
3.5%, 04/01/26	31,033 M	$ 32,631,409	3.5%, 11/01/41	28,674 M	30,074,925	25- Year:
FGLMC J16400			FGLMC Q05976			FNMA 251808
3.5%, 08/01/26	39,708 M	41,753,668	3.5%, 02/01/42	45,568 M	47,795,432	10%, 04/01/18	14 M	13,771
FGLMC J16710			FGLMC C03764			FNMA 735703
3.5%, 09/01/26	28,774 M	30,256,942	3.5%, 02/01/42	24,804 M	26,077,794	5%, 04/01/29	13,819 M	15,115,047
FGLMC E03092					155,725,264			15,128,818
3%, 04/01/27	24,824 M	26,049,410	Total Federal Home Loan Mortgage
FGLMC J19160			Corporation		415,903,418	30- Year:
3%, 05/01/27	40,000 M	41,906,250	Federal National Mortgage			FNMA 426830
FGLMC J19197			Association 58.9%			8%, 11/01/24	24 M	24,413
3%, 05/01/27	41,734 M	43,703,321	Collateralized Mortgage Obligations:			FNMA 738887
FGLMC G18434						5.5%, 10/01/33	451 M	495,300
3%, 05/01/27	41,900 M	43,877,154	FNR 03- 32 BZ
		260,178,154	6%, 11/25/32	1,162 M	1,328,503	FNMA 748895
						6%, 12/01/33	338 M	379,966
30- Year:			Mortgage- Backed Securities:			FNMA AB0074
FHLMC 170141			20- Year:			5%, 02/01/35	31,545 M	34,374,947
11%, 09/01/15	155	171	FNMA 252206			FNMA 891386
FHLMC 170147			6%, 01/01/19	15 M	17,039	5.5%, 10/01/35	12,037 M	13,200,341
11%, 11/01/15	493	549	FNMA 758564			FNMA 735997
			6%, 09/01/24	310 M	342,325	5.5%, 11/01/35	25,250 M	27,689,720
			FNMA AK5688			FNMA 888336
			3%, 03/01/27	47,431 M	49,757,660	5%, 07/01/36	19,985 M	21,666,675

24                                                                                              The accompanying notes are an integral part of the  financial statements.

Sentinel Government Securities Fund

	Principal				Space
	Amount	Value			Value
	(M=$1,000)	(Note 2)		Shares	(Note 2)
FNMA 881279			Institutional Money Market Funds 0.4%
5%, 11/01/36	2,111 M	$ 2,311,859		State Street Institutional US
FNMA 889657				Government Money Market Fund
4.5%, 09/01/37	47,494 M	51,118,349	(Cost $4,411,264)	4,411,264	4,411,264
FNMA 889218				Total Investments 101.6%
6%, 02/01/38	28,330 M	31,356,465		(Cost $1,039,764,622)†	$ 1,050,042,627
FNMA 890097
6%, 10/01/38	9,113 M	10,091,963		Excess of Liabilities Over
FNMA 890102				Other Assets (1.6)%	(16,528,053)

6%, 12/01/38	11,679 M	12,893,030		Net Assets 100.0%	$ 1,033,514,574
FNMA 995525
6%, 12/01/38	12,400 M	13,696,769
FNMA 931292			† Cost for federal income tax purposes is
5.5%, 06/01/39	7,598 M	8,458,043	$1,039,764,622. At May 31, 2012 unrealized
			appreciation for federal income tax purposes
FNMA 931533			aggregated $10,278,005 of which $10,281,660 related
4.5%, 07/01/39	6,297 M	6,929,555	to appreciated securities and $3,655 related to
FNMA 931535				depreciated securities.
5.5%, 07/01/39	4,712 M	5,245,527
FNMA AD7600
5%, 07/01/40	32,661 M	35,716,866
FNMA AB2089
4%, 01/01/41	7,094 M	7,560,879
FNMA AI9852
5%, 09/01/41	30,671 M	33,627,499
FNMA AJ4048
4%, 10/01/41	39,800 M	42,686,868
FNMA AJ7689
4%, 12/01/41	30,060 M	32,047,527
FNMA AO0308
3.5%, 04/01/42	43,970 M	46,209,568
		437,782,129
Total Federal National
Mortgage Association		609,321,167
Government National Mortgage
Corporation 0.1%
Mortgage- Backed Securities:
20- Year:
GNMA 623177
6.5%, 08/15/23	109 M	124,820
25- Year:
GNMA 608728
6.5%, 11/15/25	84 M	96,322
30- Year:
GNMA 506805
6.5%, 06/15/29	158 M	185,719
Total Government National
Mortgage Corporation		406,861
Total U.S. Government Obligations
(Cost $1,015,353,441)		1,025,631,446
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short- term Notes 1.9%
Nestle Capital Corp.
0.05%, 06/04/12
(Cost $19,999,917)	20,000 M	19,999,917

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                        25

Sentinel Growth Leaders Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	34.6%	Consumer Staples	7.4%
Industrials	17.3%	Financials	6.2%
Consumer Discretionary	13.5%	Health Care	5.7%
Materials	9.1%	Energy	2.4%
		Index	2.1%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Apple, Inc.	7.9%	Intel Corp.	4.4%
Int'l. Business Machines Corp.	5.6%	Corn Products Int'l., Inc.	4.4%
Praxair, Inc.	5.5%	BlackRock, Inc.	3.7%
BE Aerospace, Inc.	5.4%	SPDR Gold Trust	3.6%
Dollar Tree, Inc.	4.7%	Qualcomm, Inc.	3.6%
		Total of Net Assets	48.8%

*"Top Sectors" includes Domestic Common Stocks and Domestic Exchange Traded Funds.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 92.6%						Materials 3.6%
Consumer Discretionary 13.5%			Jacobs Engineering Group, Inc.*	15,000	$ 532,800	SPDR Gold Trust*	6,850	$ 1,038,597
			Parker Hannifin Corp.	12,000	980,880	Total Domestic Exchange Traded Funds
Dollar Tree, Inc.*	13,200	$ 1,361,976				(Cost $1,163,474)		1,662,676
McDonald's Corp.	11,500	1,027,410	Precision Castparts Corp.	3,600	598,356
Target Corp.	11,500	665,965			5,033,800	Institutional Money Market Funds 1.7%
						State Street Institutional US
Yum! Brands, Inc.	12,600	886,536	Information Technology 34.6%			Government Money Market Fund
		3,941,887	ANSYS, Inc.*	15,000	928,125	(Cost $484,631)	484,631	484,631
Consumer Staples 7.4%			Apple, Inc.*	4,000	2,310,920	Total Investments 100.0%
			Cognizant Technology			(Cost $23,009,962)†		29,153,799
Corn Products Int'l., Inc.	25,000	1,277,250	Solutions Corp.*	10,000	582,500
Kraft Foods, Inc.	23,100	884,037	Intel Corp.	50,000	1,292,000	Other Assets in Excess of
		2,161,287				Liabilities 0.0%		1,338
Energy 2.4%			Int'l. Business Machines Corp.	8,500	1,639,650	Net Assets 100.0%		$ 29,155,137
Occidental Petroleum Corp.	5,000	396,350	Microsoft Corp.	30,300	884,457
Schlumberger Ltd.	5,000	316,250	Qualcomm, Inc.	18,000	1,031,580
		712,600	TE Connectivity Ltd.	13,800	433,596	*	Non-income producing.
Financials 6.2%			Visa, Inc.	8,500	979,200
BlackRock, Inc.	6,300	1,076,040			10,082,028	†		Cost for federal income tax purposes is $23,009,962. At May
						31, 2012 unrealized appreciation for federal income tax
Wells Fargo & Co.	23,400	749,970				purposes aggregated $6,143,837 of which $7,018,176
		1,826,010	Materials 5.5%			related to appreciated securities and $874,339 related to
			Praxair, Inc.	15,000	1,593,600	depreciated securities.
Health Care 5.7%			Total Domestic Common Stocks
Express Scripts Holding Co.*	12,000	626,280	(Cost $21,361,857)		27,006,492	SPDR - Standard & Poor's Depository Receipts
Stryker Corp.	20,000	1,029,000	Domestic Exchange Traded Funds 5.7%
		1,655,280	Index 2.1%
Industrials 17.3%			iShares Russell 1000 Growth
BE Aerospace, Inc.*	36,000	1,559,520	Index Fund	10,100	624,079
Emerson Electric Co.	15,200	710,904
Illinois Tool Works, Inc.	11,600	651,340

26                                                                                  The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Discretionary	13.2%	Health Care	9.7%
Financials	12.4%	Energy	9.7%
Consumer Staples	11.6%	Information Technology	9.1%
Industrials	11.1%	Telecommunication Services	6.6%
Materials	10.6%	Utilities	1.1%
Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
United Kingdom	12.8%	Hong Kong	5.0%
Japan	11.8%	South Korea	4.2%
Switzerland	9.7%	United States	3.5%
Germany	8.5%	China	3.2%
France	7.6%	Canada	3.1%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Vodafone Group PLC	3.0%	Samsung Electronics Co Ltd.	2.4%
Cheung Kong Holdings Ltd.	2.9%	Diageo PLC	2.2%
Roche Holding AG	2.8%	Novo Nordisk A/S	2.1%
Fresenius SE & Co KGaA	2.6%	WPP PLC	2.0%
FANUC Corp.	2.6%	Nestle SA	2.0%
		Total of Net Assets	24.6%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 3.1%			China 3.2%			Germany 8.5%
Energy 1.5%			Baidu, Inc. ADR*	13,000	$ 1,531,010	Allianz SE ADR	147,000	$ 1,327,410
Cameco Corp.	100,000	$ 1,917,000	China Shenhua Energy			Bayerische Motoren
Materials 1.6%			Co Ltd.	330,000	1,162,847	Werke AG	16,000	1,208,803
Potash Corp. of			Want Want China Holdings Ltd.	1,200,000	1,372,922	Fresenius SE & Co KGaA	35,000	3,306,402
Saskatchewan, Inc.	50,000	1,976,500			4,066,779
Total Domestic Common Stocks						MAN SE	15,000	1,435,206
(Cost $4,659,117)		3,893,500	Denmark 2.1%			SAP AG	35,000	2,008,077
Domestic Exchange Traded Funds 1.8%			Novo Nordisk A/S ADR	20,000	2,675,800	Siemens AG	20,000	1,644,793
Materials 1.8%			Finland 1.1%					10,930,691
SPDR Gold Trust*			Fortum Oyj	75,000	1,361,387	Hong Kong 5.0%
(Cost $1,763,189)	15,000	2,274,300	France 7.6%			Cheung Kong Holdings
Foreign Stocks & ADR's 90.2%			Accor SA	60,000	1,779,448	Hang Lung Properties Ltd.	320,000	3,679,677
Australia 3.0%			Air Liquide SA	13,320	1,440,647	Ltd.	400,000	1,275,519
BHP Billiton Ltd.	60,000	1,868,518	AXA SA	86,666	973,143	Shanghai Industrial
Newcrest Mining Ltd.	80,000	1,941,965	BNP Paribas SA	15,000	477,135	Holdings Ltd.	500,000	1,397,917
		3,810,483	Danone SA	35,000	2,245,671			6,353,113
			LVMH Moet Hennessy			India 0.9%
Brazil 1.0%			Louis Vuitton SA	8,500	1,254,924	Housing Development
Petroleo Brasileiro SA ADR	63,000	1,232,280	Total SA ADR	35,000	1,507,450	Finance Corp.	100,000	1,160,308
					9,678,418

The accompanying notes are an integral part of the financial statements. 27

Sentinel International Equity Fund

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Ireland 2.0%			Swatch Group AG	3,500	$ 1,345,807
WPP PLC	220,000	$ 2,624,356			12,406,433
Israel 2.8%			Taiwan 2.6%
NICE Systems Ltd. ADR*	50,000	1,854,000	Chunghwa Telecom Co Ltd. ADR	75,000	2,238,000
Teva Pharmaceutical Industries Ltd. ADR	45,000	1,763,550	Hiwin Technologies Corp. *	105,000	1,051,829
		3,617,550			3,289,829
Italy 1.6%
Saipem SpA	51,815	2,011,775	United Kingdom 12.8%
			BG Group PLC	128,000	2,451,125
Japan 11.8%			Diageo PLC	119,300	2,844,394
Canon, Inc.	44,500	1,788,859	HSBC Holdings PLC	174,408	1,377,458
FANUC Corp.	19,000	3,278,203	Johnson Matthey PLC	57,000	1,908,067
Mitsubishi Corp.	100,000	1,958,908	Standard Chartered PLC	90,000	1,815,688
Mitsubishi Estate Co Ltd.	110,000	1,711,205	Tesco PLC	450,000	2,098,305
Nidec Corp.	20,000	1,633,486	Vodafone Group PLC	1,450,000	3,866,101
Pigeon Corp. *	36,000	1,431,087			16,361,138
Toray Industries, Inc.	300,000	2,006,126	Total Foreign Stocks & ADR's
Unicharm Corp.	24,000	1,297,090	(Cost $108,742,790)		115,176,210
		15,104,964	Institutional Money Market Funds 1.7%
			State Street Institutional US
Macau 1.1%			Government Money Market Fund
Sands China Ltd.	400,000	1,365,707	(Cost $2,225,483)	2,225,483	2,225,483
Malaysia 1.0%				Principal
Genting Bhd	400,000	1,261,134		Amount	Value
Netherlands 3.1%				(M=$1,000)	(Note 2)
ASML Holding NV	30,000	1,374,300	Corporate Short- term Notes 2.7%
ING Groep NV *	100,000	577,569	United Parcel Service
Royal Dutch Shell PLC	67,000	2,073,624	0.04%, 06/04/12
		4,025,493	(Cost $3,499,988)	3,500 M	3,499,988

Singapore 2.2%			Total Investments 99.5%
Olam Int'l. Ltd	750,000	969,075	(Cost $120,890,567)†		127,069,481
Singapore Technologies			Other Assets in Excess of
Engineering Ltd.	800,000	1,837,653	Liabilities 0.5%		669,831
		2,806,728
South Africa 1.4%			Net Assets 100.0%		$ 127,739,312
MTN Group Ltd.	110,000	1,742,100
South Korea 4.2%
Hyundai Motor Co. *	11,300	2,336,115	*	Non- income producing.
Samsung Electronics Co			†	Cost for federal income tax purposes is $120,890,567.
Ltd.	3,000	3,078,162	At May 31, 2012 unrealized appreciation for federal
		5,414,277	income tax purposes aggregated $6,178,914 of which
			$22,879,265 related to appreciated securities and
Spain 1.5%			$16,700,351 related to depreciated securities.
Inditex SA	16,000	1,321,967	ADR	- American Depositary Receipt
Telefonica SA ADR	50,000	553,500	SPDR - Standard & Poor's Depository Receipts
		1,875,467
Switzerland 9.7%
Credit Suisse Group	80,000	1,516,240
Informa PLC	450,000	2,365,665
Nestle SA	45,000	2,550,317
Novartis AG	20,000	1,038,761
Roche Holding AG	23,000	3,589,643

28                                                                              The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.8%	Energy	7.9%
Information Technology	18.3%	Consumer Staples	4.8%
Consumer Discretionary	14.3%	Materials	4.4%
Health Care	14.0%	Utilities	1.1%
Financials	12.2%	Telecommunication Services	0.5%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
LKQ Corp.	1.7%	Plains Exploration & Production Co.	1.4%
NICE Systems Ltd.	1.6%	Church & Dwight Co., Inc.	1.4%
Copart, Inc.	1.5%	Ametek, Inc.	1.4%
Dollar Tree, Inc.	1.5%	Resmed, Inc.	1.4%
Flowers Foods, Inc.	1.4%	Nu Skin Enterprises, Inc.	1.3%
		Total of Net Assets	14.6%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.2%			Newfield Exploration Co.*	23,000	$ 689,080	Zions Bancorporation	46,300	$ 881,089
Consumer Discretionary 14.3%			Oil States Int'l., Inc.*	6,500	432,705			11,182,300
Ascena Retail Group, Inc.*	54,200	$ 1,026,006	Plains Exploration &			Health Care 13.2%
BorgWarner, Inc.*	8,900	638,575	Production Co.*	38,600	1,381,494	Bio- Rad Laboratories, Inc.*	6,500	647,465
Dana Holding Corp.	49,800	663,336	SM Energy Co.	7,100	384,039	Catalyst Health Solutions, Inc.*	7,900	686,273
Darden Restaurants, Inc.	22,900	1,184,617	Superior Energy Services, Inc.*	53,800	1,164,232	Dentsply Int'l., Inc.	25,900	958,300
Dick's Sporting Goods, Inc.	25,900	1,204,350	Tidewater, Inc.	20,900	942,172	Endo Pharmaceuticals
Dollar Tree, Inc.*	13,700	1,413,566	Weatherford Int'l. Ltd.*	41,400	497,214	Holdings, Inc.*	19,700	640,644
Guess? Inc	22,900	610,056			7,652,419	Gen- Probe, Inc.*	6,400	517,824
Hanesbrands, Inc.*	24,100	671,426	Financials 11.5%			Henry Schein, Inc.*	13,000	966,030
Jarden Corp.	20,300	825,195	Affiliated Managers Group,			Hologic, Inc.*	27,400	459,224
LKQ Corp.*	44,400	1,617,936	Inc.*	7,200	742,104	IDEXX Laboratories, Inc.*	10,410	883,184
Morningstar, Inc.	15,500	867,070	City National Corp/CA	21,200	1,053,216	Life Technologies Corp.*	23,400	957,294
PVH Corp.	15,000	1,215,000	East West Bancorp, Inc.	44,700	1,000,833	Masimo Corp.*	42,200	793,782
Texas Roadhouse, Inc.	41,900	761,742	Endurance Specialty			Mednax, Inc.*	14,600	890,746
Tractor Supply Co.	13,100	1,196,685	Holdings Ltd.	22,300	871,038	Mettler- Toledo Int'l., Inc.*	3,400	530,808
		13,895,560	Everest Re Group Ltd.	9,400	959,928	Quality Systems, Inc.	24,600	703,806
Consumer Staples 4.8%			HCC Insurance Holdings, Inc.	37,500	1,172,250	Resmed, Inc.*	41,900	1,298,062
Church & Dwight Co., Inc.	25,600	1,362,944	Invesco Ltd.	20,300	441,525	Techne Corp.	15,200	1,031,472
Energizer Holdings, Inc.*	7,900	575,989	MSCI, Inc.*	14,800	500,388	Varian Medical Systems, Inc.*	13,700	803,642
Flowers Foods, Inc.	62,928	1,385,675	New York Community					12,768,556
Nu Skin Enterprises, Inc.	30,100	1,290,688	Bancorp, Inc.	62,600	773,110
		4,615,296	Northern Trust Corp.	16,200	699,516	Industrials 18.8%
Energy 7.9%						Ametek, Inc.	26,400	1,338,744
CARBO Ceramics, Inc.	6,800	553,248	Raymond James Financial, Inc.	28,600	977,548	Cintas Corp.	25,700	948,330
Core Laboratories NV	7,600	972,040	Signature Bank*	7,900	485,139	Copart, Inc.*	52,500	1,423,275
Dril- Quip, Inc.*	10,500	636,195	WR Berkley Corp.	16,300	624,616	Donaldson Co., Inc.	32,300	1,155,371

The accompanying notes are an integral part of the financial statements.                                                                                                                                                          29

SentinelMidCapFund

		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Flowserve Corp.	11,100	$ 1,140,858	Utilities 1.1%
Gardner Denver, Inc.	12,400	670,592	ITC Holdings Corp.	15,600	$ 1,075,620
Genesee & Wyoming, Inc.*	10,300	516,133	Total Domestic Common Stocks
IDEX Corp.	32,200	1,279,306	(Cost $73,457,267)		90,396,388
IHS, Inc. *	12,600	1,247,274	Israel 1.6% Foreign Stocks & ADR's 2.4%
Jacobs Engineering Group, Inc.*	22,100	784,992	NICE Systems Ltd. ADR*	41,800	1,549,944
JB Hunt Transport Services,			United Kingdom 0.8%
Inc.	18,200	1,039,766	Shire Ltd. ADR	8,900	751,249
Joy Global, Inc.	9,310	520,057	Total Foreign Stocks & ADR's
MSC Industrial Direct Co.,			(Cost $1,481,263)		2,301,193
Inc.	13,800	989,598	Real Estate Investment Trusts 0.7%
Quanta Services, Inc.*	47,600	1,074,808	Financials 0.7%
Regal- Beloit Corp.	17,100	1,030,959	Home Properties, Inc.(a)
Roper Industries, Inc.	10,800	1,093,176	(Cost $440,711)	11,300	677,322
Stericycle, Inc.*	11,000	959,860	Institutional Money Market Funds 0.6%
Waste Connections, Inc.	34,100	1,055,395	State Street Institutional US
		18,268,494	Government Money Market Fund
Information Technology 16.7%			(Cost $535,283)	535,283	535,283
Altera Corp.	13,100	437,671		Principal
ANSYS, Inc.*	15,300	946,687		Amount	Value
Citrix Systems, Inc.*	7,700	562,716		(M=$1,000)	(Note 2)
Dolby Laboratories, Inc.*	28,900	1,239,521	Corporate Short- term Notes 2.4%
FLIR Systems, Inc.	28,700	612,171	United Parcel Service
			0.04%, 06/04/12
Informatica Corp.*	20,300	841,029	(Cost $2,299,992)	2,300 M	2,299,992
Jack Henry & Associates,
Inc.	24,700	815,347	Total Investments 99.3% (Cost $78,214,516)†		96,210,178
Microchip Technology, Inc.	26,000	806,520
Micros Systems, Inc.*	24,000	1,266,240	Other Assets in Excess of
NeuStar, Inc.*	28,800	926,784	Liabilities 0.7%		709,294
Nuance Communications, Inc.*	39,800	823,462	Net Assets 100.0%		$ 96,919,472
Open Text Corp.*	20,800	1,005,680
Plantronics, Inc.	25,200	758,268	*	Non- income producing.
			†		Cost for federal income tax purposes is $78,214,516.
Polycom, Inc.*	56,200	642,928	At May 31, 2012 unrealized appreciation for federal
Power Integrations, Inc.	29,100	1,187,571	income tax purposes aggregated $17,995,662 of
			which $22,417,635 related to appreciated securities
QLIK Technologies, Inc.*	22,000	500,060	and $4,421,973 related to depreciated securities.
Riverbed Technology, Inc.*	50,200	823,280
Semtech Corp.*	42,300	1,019,007	(a) Return of capital paid during the fiscal period.
Trimble Navigation Ltd.*	20,300	957,450	ADR	- American Depositary Receipt
		16,172,392
Materials 4.4%
AptarGroup, Inc.	21,400	1,084,338
Ecolab, Inc.	15,800	998,718
Rockwood Holdings, Inc.*	25,000	1,210,000
Steel Dynamics, Inc.	88,900	937,006
		4,230,062
Telecommunication Services 0.5%
tw telecom, Inc.*	23,100	535,689

30                                                                 The accompanying notes are an integral part of the financial statements.

Sentinel Mid Cap II Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.4%	Energy	7.1%
Information Technology	17.5%	Consumer Staples	4.9%
Consumer Discretionary	13.9%	Materials	4.7%
Health Care	13.6%	Index	3.0%
Financials	12.0%	Utilities	1.0%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
SPDR S&P MidCap 400 ETF Trust	3.0%	IDEX Corp.	1.5%
LKQ Corp.	1.7%	Dollar Tree, Inc.	1.4%
NICE Systems Ltd.	1.5%	Rockwood Holdings, Inc.	1.4%
Flowers Foods, Inc.	1.5%	Copart, Inc.	1.4%
Church & Dwight Co., Inc.	1.5%	Plains Exploration & Production Co.	1.3%
		Total of Net Assets	16.2%

*"Top Sectors" includes Domestic Common Stocks, Domestic Exchange Traded Funds, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)
			Space			Space		Space
			Value			Value		Value
	Shares		(Note 2)	Shares		(Note 2)	Shares	(Note 2)
Domestic Common Stocks 90.7%			Core Laboratories NV	7,160	$ 915,764	Raymond James Financial,
Consumer Discretionary 13.9%			Dril- Quip, Inc.*	9,190	556,822	Inc.	25,090	$ 857,576
Ascena Retail Group, Inc.*	45,630	$ 863,776	Newfield Exploration Co.*	20,050	600,698	Signature Bank*	7,600	466,716
BorgWarner, Inc.*	8,000	574,000	Oil States Int'l., Inc.*	6,810	453,342	WR Berkley Corp.	15,410	590,511
Dana Holding Corp.	47,163	628,211	Plains Exploration &			Zions Bancorporation	49,000	932,470
			Production Co.*	33,980	1,216,144			10,419,922
Darden Restaurants, Inc.	21,330	1,103,401	SM Energy Co.	7,410	400,807	Health Care 12.8%
Dick's Sporting Goods, Inc.	24,790	1,152,735	Superior Energy Services,			Bio- Rad Laboratories, Inc.*	5,830	580,726
Dollar Tree, Inc.*	12,150	1,253,637	Inc.*	50,570	1,094,335	Catalyst Health Solutions,
Guess? Inc	21,860	582,351	Tidewater, Inc.	18,270	823,611	Inc.*	7,370	640,232
Hanesbrands, Inc.*	23,700	660,282			6,503,308	Dentsply Int'l., Inc.	22,820	844,340
Jarden Corp.	17,780	722,757	Financials 11.4%
LKQ Corp.*	42,300	1,541,412	Affiliated Managers Group,			Endo Pharmaceuticals Holdings, Inc.*	18,800	611,376
Morningstar, Inc.	13,530	756,868	Inc.*	6,320	651,402	Gen- Probe, Inc.*	5,880	475,751
PVH Corp.	13,040	1,056,240	City National Corp/CA	18,470	917,590	Henry Schein, Inc.*	10,960	814,438
Texas Roadhouse, Inc.	36,840	669,751	East West Bancorp, Inc.	38,320	857,985	Hologic, Inc.*	25,800	432,408
Tractor Supply Co.	11,560	1,056,006	Endurance Specialty Holdings Ltd.	19,650	767,529	IDEXX Laboratories, Inc.*	9,200	780,528
		12,621,427				Life Technologies Corp.*	21,630	884,883
Consumer Staples 4.9%			Everest Re Group Ltd.	9,300	949,716	Masimo Corp.*	38,320	720,799
Church & Dwight Co., Inc.	25,380	1,351,231	HCC Insurance Holdings, Inc.	33,880	1,059,089	Mednax, Inc.*	15,700	957,857
Energizer Holdings, Inc.*	7,410	540,263	Invesco Ltd.	19,400	421,950	Mettler- Toledo Int'l., Inc.*	3,160	493,339
Flowers Foods, Inc.	61,500	1,354,230	MSCI, Inc.*	12,940	437,501	Quality Systems, Inc.	23,500	672,335
Nu Skin Enterprises, Inc.	27,650	1,185,632	New York Community			Resmed, Inc.*	36,150	1,119,927
		4,431,356	Bancorp, Inc.	62,820	775,827	Techne Corp.	13,230	897,788
Energy 7.1%			Northern Trust Corp.	17,000	734,060
CARBO Ceramics, Inc.	5,430	441,785

The accompanying notes are an integral part of the financial statements.                                                                                                          31

Sentinel Mid Cap II Fund

			Space			Space
		Value				Value
	Shares	(Note 2)			Shares	(Note 2)
Varian Medical Systems,Inc.*	13,140	$ 770,793	Ecolab, Inc.		14,910	942,461
		11,697,520	Rockwood Holdings, Inc.*		25,900	1,253,560
			Steel Dynamics, Inc.		89,190	940,063
Industrials 18.4%						4,256,904
Ametek, Inc.	23,410	1,187,121	Telecommunication Services 0.5%
Cintas Corp.	22,620	834,678	tw telecom, Inc.*		20,150	467,279
Copart, Inc.*	46,220	1,253,024	Utilities 1.0%
Donaldson Co., Inc.	28,250	1,010,503	ITC Holdings Corp.		13,630	939,789
Flowserve Corp.	9,680	994,910	Total Domestic Common Stocks
Gardner Denver, Inc.	12,540	678,163	(Cost $83,700,654)			82,632,580
Genesee & Wyoming, Inc.*	9,580	480,054	Domestic Exchange Traded Funds 3.0%
IDEX Corp.	33,300	1,323,009	Index 3.0%
IHS, Inc.*	11,160	1,104,728	SPDR S&P MidCap 400 ETF
Jacobs Engineering Group,			Trust*
Inc.*	19,360	687,667	( Cost $2,924,901)		16,000	2,697,120
JB Hunt Transport Services,			Foreign Stocks & ADR's 2.3%
Inc.	17,480	998,632	Israel 1.5%
Joy Global, Inc.	8,100	452,466	NICE Systems Ltd. ADR*		36,740	1,362,319
MSC Industrial Direct Co.,			United Kingdom 0.8%
Inc.	12,250	878,448	Shire Ltd. ADR		9,000	759,690
Quanta Services, Inc.*	41,580	938,877	Total Foreign Stocks & ADR's
Regal- Beloit Corp.	16,100	970,669	(Cost $2,187,870)			2,122,009
Roper Industries, Inc.	10,170	1,029,407	Real Estate Investment Trusts 0.6%
Stericycle, Inc.*	11,110	969,459	Financials 0.6%
Waste Connections, Inc.	29,956	927,138	Home Properties, Inc.(a)
		16,718,953	(Cost $544,017)		9,880	592,207
Information Technology 16.0%			Institutional Money Market Funds 3.3%
Altera Corp.	11,560	386,220	State Street Institutional US
ANSYS, Inc.*	13,330	824,794	Government Money Market Fund
			(Cost $3,040,498)		3,040,498	3,040,498
Citrix Systems, Inc.*	6,720	491,098	Total Investments 99.9%
Dolby Laboratories, Inc.*	25,380	1,088,548	(Cost $92,397,940)†			91,084,414
FLIR Systems, Inc.	25,190	537,303
Informatica Corp.*	17,780	736,625	Other Assets in Excess of
Jack Henry & Associates,	21,730	717,307	Liabilities 0.1%			54,581

Microchip Technology, Inc. Inc.	27,160	842,503	Net Assets 100.0%			$ 91,138,995
Micros Systems, Inc.*	21,040	1,110,070
NeuStar, Inc.*	24,690	794,524	*	Non- income producing.
Nuance Communications,			†	Cost for federal income tax purposes is $92,397,940.
Inc.*	35,060	725,391		At May 31, 2012 unrealized depreciation for federal
				income tax purposes aggregated $1,313,526 of which
Open Text Corp.*	18,170	878,520		$4,531,420 related to appreciated securities and
Plantronics, Inc.	22,120	665,591		$5,844,946 related to depreciated securities.
Polycom, Inc.*	49,280	563,763	(a) Return of capital paid during the fiscal period.
Power Integrations, Inc.	25,480	1,039,839	ADR	- American Depositary Receipt
QLIK Technologies, Inc.*	21,000	477,330	SPDR	- Standard & Poor's Depository Receipts
Riverbed Technology, Inc.*	48,300	792,120
Semtech Corp.*	44,250	1,065,982
Trimble Navigation Ltd.*	17,780	838,594
		14,576,122
Materials 4.7%
AptarGroup, Inc.	22,120	1,120,820

32                                                                            The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund
(Unaudited)

Fund Profile
at May 31, 2012
Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			17.7%
1 yr. to 2.99 yrs.			71.7%
3 yrs. to 3.99 yrs.			7.7%
4 yrs. to 5.99 yrs.			2.9%

Average Effective Duration (for all Fixed Income Holdings) 2.0 years**

Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
GNR 10- 112 PM	3.25%	09/20/33	5.4%	FHR 3772 HC	3.00%	10/15/18	3.7%
FNR 11- 137 KC	2.00%	01/25/27	5.2%	FNR 10- 83 AK	3.00%	11/25/18	3.6%
FNR 10- 64 AD	3.00%	12/25/20	4.8%	FHR 4022 AH	1.50%	12/15/25	2.9%
FNR 11- 3 EL	3.00%	05/25/20	3.9%	FNMA AE0968	4.00%	07/01/19	2.8%
FNR 10- 153 AC	2.00%	11/25/18	3.8%	FNR 12- 53 CD	1.50%	05/25/22	2.6%
				Total of Net Assets			38.7%

* "Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 99.1%			FHR 2629 BL			FHR 3780 TL
U.S. Government			4.5%, 01/15/18	9,144 M	$ 9,434,591	3.75%, 04/15/24	61,582 M	$ 63,476,281
Agency Obligations			FHR 2642 WP			FHR 3829 CA
99.1%			4.5%, 02/15/18	5,211 M	5,380,652	4%, 08/15/24	17,587 M	18,272,931
Federal Home Loan Mortgage			FHR 3772 HC			FHR 3874 JA
Corporation 25.8%			3%, 10/15/18	91,129 M	95,042,633	3%, 04/15/25	30,073 M	31,245,353
Collateralized Mortgage Obligations:			FHRR R005 AB			FHR 4022 AH
FHR 2353 TD			5.5%, 12/15/18	1,657 M	1,674,106	1.5%, 12/15/25	72,269 M	72,603,566
6%, 09/15/16	66 M	$ 69,072	FHR 3659 DE			FHR 3507 AC
FHR 3261 AG			2%, 03/15/19	5,278 M	5,421,175	4%, 06/15/27	43,702 M	45,123,354
5.5%, 01/15/17	5,401 M	5,614,878	FHR 3645 EH			FHR 2953 PC
FHR 2508 CK			3%, 12/15/20	18,965 M	19,803,671	5.5%, 08/15/29	721 M	723,871
5%, 10/15/17	5,080 M	5,503,329	FHR 2709 PD			FHR 3570 PA
FHR 2510 AJ			5%, 03/15/21	1,740 M	1,748,293	5%, 07/15/31	990 M	997,274
5%, 10/15/17	2,617 M	2,835,602	FHR 3874 BD			FHR 2551 TE
FHR 2530 BH			3%, 06/15/21	12,112 M	12,663,475	5.5%, 09/15/31	535 M	538,272
5%, 11/15/17	6,368 M	6,840,283	FHR 3574 EA			FHR 3284 BA
FHR 3604 AG			3%, 09/15/21	27,215 M	28,135,330	4.5%, 02/15/32	1,634 M	1,639,675
4%, 12/15/17	8,413 M	8,740,581	FHR 3414 A			FHR 3083 UB
FHR 3567 ND			4.5%, 07/15/22	7,598 M	7,955,684	4.5%, 06/15/32	491 M	492,321
4%, 12/15/17	31,552 M	33,165,537	FHR 3559 AB			FHR 2927 ED
FHR 3562 AN			4.5%, 03/15/23	2,136 M	2,197,699	4%, 01/15/35	10,215 M	10,515,775
4%, 12/15/17	4,345 M	4,587,156	FHR 3571 BA			FHR 3662 TC
FHR 2635 DG			4.5%, 04/15/23	13,808 M	14,299,164	3.5%, 04/15/35	30,528 M	31,050,781
4.5%, 01/15/18	2,436 M	2,535,183	FHR 2922 EP			FHR 3238 LA
			4.5%, 05/15/23	4,565 M	4,634,609	4.5%, 06/15/35	373 M	373,347

The accompanying notes are an integral part of the  financial statements.                                                                                                    33

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FHR 3638 PA			FGCI B10742			FNR 03- 106 WD
4.5%, 03/15/37	14,752 M	$ 15,534,542	4.5%, 11/01/18	1,147 M	$ 1,228,755	4.5%, 09/25/20	640 M	$ 639,774
		570,870,046	FHLMC B11933			FNR 09- 88 DB
Mortgage- Backed Securities:			4%, 01/01/19	6,988 M	7,396,459	3%, 10/25/20	55,669 M	58,087,857
10- Year:			FHLMC B12434			FNR 09- 88 DC
FHLMC J00464			4.5%, 03/01/19	2,510 M	2,687,339	3.25%, 10/25/20	42,906 M	44,921,290
5%, 11/01/15	1,333 M	1,430,991	FHLMC J05907			FNR 11- 78 A
FGCI J14193			6%, 08/01/19	2,466 M	2,694,100	2%, 11/25/20	47,500 M	49,058,663
3.5%, 01/01/21	2,836 M	2,994,066	FGCI G13841			FNR 09- 113 DB
FGCI J14483			4%, 05/01/20	14,912 M	15,887,345	3%, 12/25/20	55,480 M	57,859,743
3.5%, 02/01/21	3,605 M	3,806,957	FGCI J15844			FNR 10- 64 AD
FGCI J14614			3.5%, 07/01/21	2,424 M	2,548,375	3%, 12/25/20	116,688 M	122,857,290
3.5%, 03/01/21	5,737 M	6,032,995			53,421,988	FNR 11- 67 EL
FGCI J14793			20- Year:			2%, 07/25/21	48,479 M	49,598,139
3.5%, 03/01/21	2,460 M	2,590,115	FHLMC G11228			FNR 11- 67 DA
FGCI J15846			6.5%, 12/01/12	237	241	4.5%, 07/25/21	32,213 M	35,010,215
3.5%, 06/01/21	1,045 M	1,098,620	FHLMC C90035			FNR 12- 53 CD
FGCI J12085			6.5%, 11/01/13	26 M	28,819	1.5%, 05/25/22	64,424 M	65,103,031
4%, 04/01/25	11,406 M	12,043,816	FHLMC D94982			FNR 08- 55 NA
		29,997,560	7%, 04/01/16	43 M	47,803	5%, 08/25/22	4,005 M	4,195,719
15- Year:			FHLMC D94230			FNR 08- 61 CA
			7.5%, 10/01/19	149 M	164,725	5%, 08/25/22	5,289 M	5,555,803
FHLMC G10705					241,588	FNR 08- 80 TJ
6.5%, 08/01/12	280	283	30- Year:			5%, 09/25/22	8,548 M	8,946,637
FHLMC E94628			FHLMC G00100			FNR 08- 81 KA
5%, 02/01/13	55 M	56,089	8%, 02/01/23	9 M	10,630	5%, 10/25/22	3,832 M	4,012,098
FHLMC G11135						FNR 03- 42 EP
6.5%, 08/01/13	5 M	4,689	FHLMC A17291			4%, 11/25/22	2,366 M	2,432,528
FHLMC E72131			6.5%, 11/01/33	1,312 M	1,505,398
6.5%, 08/01/13	21 M	21,667			1,516,028	FNR 35- 84 AB
			Total Federal Home			4.5%, 12/15/22	28,510 M	29,493,046
FHLMC E72178			Loan Mortgage			FNR 11- 90 AL
6.5%, 09/01/13	6 M	5,704	Corporation		656,047,210	3.5%, 09/25/23	27,594 M	29,072,033
FHLMC G10965			Federal National Mortgage			FNR 10- 3 GA
7.5%, 10/01/14	7 M	7,703	Association 65.7%			4%, 02/25/25	9,078 M	9,609,350
FHLMC E82128			Collateralized Mortgage Obligations:			FNR 11- 15 HC
7%, 03/01/15	6 M	5,862	FNR 02- 11 QC			2.5%, 03/25/26	34,277 M	35,737,135
FHLMC E00843
8%, 04/01/15	3 M	2,935	5.5%, 03/25/17	1,828 M	1,948,324	FNR 11- 82 AD
			FNR 02- 18 PC			4%, 08/25/26	22,670 M	23,936,348
FHLMC E01009			5.5%, 04/25/17	1,130 M	1,163,786	FNR 11- 137 KC
6.5%, 08/01/16	233 M	249,310	FNR 10- 110 HC			2%, 01/25/27	128,514 M	131,781,271
FHLMC G11585
7%, 02/01/17	97 M	97,763	2.5%, 10/25/18	50,802 M	52,656,795	FNR 09- 77 HA
			FNR 10- 153 AC			4.5%, 09/25/27	37,016 M	38,403,397
FHLMC E88357			2%, 11/25/18	94,003 M	96,866,926	FNR 36- 81 AH
6.5%, 03/01/17	32 M	33,218	FNR 10- 83 AK			4%, 10/15/27	15,144 M	15,710,236
FGCI E96256
4%, 05/01/18	2,264 M	2,405,972	3%, 11/25/18	88,136 M	91,835,269	FNR 08- 21 CL LC
			FNR 09- 70 NL			6%, 02/25/30	10,743 M	11,142,393
FGCI E97047			3%, 08/25/19	42,894 M	44,695,085	FNR 11- 30 NK
4%, 05/01/18	1,707 M	1,814,721	FNR 09- 70 NM			3%, 10/25/30	13,376 M	13,591,912
FGCI E96749
4%, 06/01/18	3,238 M	3,441,402	3.25%, 08/25/19	53,107 M	55,513,229	FNR 11- 41 DQ
			FNR 09- 78 NG			3%, 10/25/30	26,054 M	26,612,590
FGCI E97094			3.5%, 08/25/19	25,516 M	26,883,170	FNR 11- 41 CQ
4%, 06/01/18	2,825 M	3,003,125	FNR 09- 70 NQ			3%, 11/25/30	25,263 M	25,820,901
FGCI E97184
4%, 07/01/18	4,390 M	4,665,567	3.5%, 08/25/19	32,540 M	34,115,239	FNR 03- 1 PG
			FNR 11- 3 EL			5.5%, 09/25/31	1,206 M	1,214,795
FGCI E97149			3%, 05/25/20	95,031 M	99,044,618	FNR 03- 69 GH
4%, 07/01/18	3,117 M	3,312,688	FNR 10- 65 AD			3.25%, 12/25/31	5,658 M	5,784,607
FHLMC E98706
5%, 08/01/18	1,713 M	1,850,917	3%, 09/25/20	15,959 M	16,677,137

34                                                                                The accompanying notes are an integral part of the financial statements.

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNR 03- 69 GJ			15- Year:			FNMA 729583
3.5%, 12/25/31	6,699 M	$ 6,846,161	FNMA 251300			4.5%, 07/01/18	1,192 M	$ 1,282,842
FNR 04- 74 BZ			7%, 08/01/12	602	$ 608	FNMA 712165
4.5%, 01/25/32	23,929 M	24,531,207	FNMA 433301			5%, 08/01/18	1,587 M	1,718,986
FNR 02- 82 PD			6.5%, 07/01/13	54 M	55,022	FNMA 357440
6%, 02/25/32	1,931 M	1,965,761	FNMA 426453			4.5%, 10/01/18	12,974 M	13,966,313
FNR 03- 76 PQ			5.5%, 10/01/13	23 M	24,600	FNMA 725284
3.5%, 04/25/32	619 M	635,418	FNMA 446787			7%, 11/01/18	654 M	709,361
FNR 08- 72 BG			5.5%, 01/01/14	20 M	22,230	FNMA 761247
5.25%, 03/25/35	7,664 M	7,846,689	FNMA 447881			4.5%, 01/01/19	1,542 M	1,691,201
FNR 05- 105 TJ			5.5%, 01/01/14	14 M	15,023	FNMA AE0968
5.5%, 12/25/35	107 M	107,843	FNMA 496015			4%, 07/01/19	67,215 M	71,924,346
FNR 07- 112 MC			5.5%, 04/01/14	10 M	10,987	FNMA 890109
5.25%, 10/25/36	10,062 M	10,588,492	FNMA 536814			4.5%, 12/01/19	5,533 M	5,955,870
FNR 09- 3 HL			5.5%, 06/01/14	43 M	43,757	FNMA 890330
5%, 02/25/39	4,470 M	4,697,869	FNMA 576789			5%, 10/01/21	31,857 M	34,507,074
FNR 09- 32 BH			5.5%, 06/01/14	13 M	13,716	FNMA 985670
5.25%, 05/25/39	5,626 M	6,079,954	FNMA 630985			6.5%, 10/01/21	953 M	1,067,523
		1,490,887,773	7%, 09/01/15	65 M	65,448	FNMA AA8647
Mortgage- Backed Securities:			FNMA 594601			5%, 11/01/23	2,230 M	2,415,746
10- Year:			8.5%, 10/01/15	5 M	4,734	FNMA AC0317
FNMA 254427			FNMA 535631			4.5%, 02/01/24	523 M	561,539
6.5%, 07/01/12	2 M	1,633	7%, 12/01/15	147 M	156,264	FNMA AC0318
FNMA 254457			FNMA 594602			5%, 06/01/24	743 M	804,649
6.5%, 07/01/12	2 M	1,837	9%, 01/01/16	6 M	5,747			153,019,880
FNMA 254698			FNMA 609148			20- Year:
6.5%, 01/01/13	8 M	7,780	7%, 02/01/16	688 M	723,647	FNMA 512520
FNMA 254882			FNMA 535777			7%, 07/01/13	9 M	9,504
5%, 08/01/13	9 M	9,649	5.5%, 03/01/16	49 M	53,072	FNMA 190659
FNMA 780339			FNMA 663227			7%, 02/01/14	19 M	19,912
4.5%, 06/01/14	205 M	219,576	6%, 03/01/16	55 M	55,638	FNMA 190697
FNMA 255368			FNMA 574598			7%, 03/01/14	46 M	48,243
5.5%, 07/01/14	101 M	109,891	6%, 05/01/16	91 M	97,854	FNMA 528088
FNMA 928247			FNMA 545298			5.5%, 05/01/14	11 M	11,000
5.5%, 04/01/17	1,052 M	1,145,724	5.5%, 11/01/16	87 M	95,109	FNMA 768628
FNMA 972931			FNMA 614920			5.5%, 09/01/15	39 M	42,107
5%, 02/01/18	425 M	459,327	5.5%, 12/01/16	86 M	94,074	FNMA 619191
FNMA 929527			FNMA 792797			6.5%, 12/01/15	137 M	140,091
5%, 06/01/18	216 M	233,680	5.5%, 04/01/17	34 M	37,045	FNMA 251716
FNMA 257378			FNMA 668338			10.5%, 03/01/18	3 M	2,694
5%, 09/01/18	291 M	314,173	5%, 11/01/17	943 M	1,021,207			273,551
FNMA 930890			FNMA 671380			30- Year:
5%, 04/01/19	155 M	167,881	6%, 11/01/17	83 M	90,837	FNMA 124871
FNMA MA0113			FNMA 650205			7%, 05/01/13	13 M	13,103
5%, 05/01/19	423 M	456,994	5%, 01/01/18	741 M	802,249	FNMA 626664
FNMA 931517			FNMA 679165			6%, 04/01/17	169 M	183,163
5%, 07/01/19	73 M	78,489	5.5%, 02/01/18	198 M	217,581	FNMA 479421
FNMA 932111			FNMA 685474			7%, 09/01/21	41 M	45,778
5%, 10/01/19	37 M	39,490	4.5%, 04/01/18	1,897 M	2,042,269	FNMA 207530
FNMA AI3766			FNMA 720312			8.25%, 04/01/22	10 M	10,206
3%, 08/01/20	8,208 M	8,648,527	4.5%, 06/01/18	1,300 M	1,399,371	FNMA 175123
FNMA AB1575			FNMA 726757			7.45%, 08/01/22	117 M	133,257
3.5%, 10/01/20	5,939 M	6,243,059	4.5%, 06/01/18	2,409 M	2,592,717			385,507
FNMA MA0548			FNMA 722060			Total Federal National
3.5%, 10/01/20	7,863 M	8,265,086	4.5%, 07/01/18	4,555 M	4,903,478	Mortgage
		26,402,796	FNMA 722106			Association		1,670,969,507
			4.5%, 07/01/18	1,644 M	1,770,146

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                      35

Sentinel Short Maturity Government Fund

	Principal			Space
	Amount	Value		Value
	(M=$1,000)	(Note 2)	Shares	(Note 2)
Government National Mortgage			Institutional Money Market Funds 0.6%
Corporation 7.6%			State Street Institutional US
Collateralized Mortgage Obligations:			Government Money Market Fund
GNR 09- 68 HJ			(Cost $15,856,272) 15,856,272	15,856,272
4%, 11/16/31	9,489 M	$ 9,620,432	Total Investments 99.7%
GNR 03- 3 LM			(Cost $2,503,303,070)†	$ 2,534,904,829
5.5%, 02/20/32	750 M	772,439	Other Assets in Excess of
GNR 10- 84 PL			Liabilities 0.3%	6,960,920
3.5%, 02/20/33	35,891 M	37,054,840
GNR 10- 112 PM
3.25%, 09/20/33	132,795 M	138,723,978	Net Assets 100.0%	$ 2,541,865,749
GNR 09- 66 AJ
5%, 02/16/36	4,147 M	4,250,249	† Cost for federal income tax purposes is
		190,421,938	$2,503,303,070. At May 31, 2012 unrealized
			appreciation for federal income tax purposes
Mortgage- Backed Securities:			aggregated $31,601,759 of which $35,897,596 related
10- Year:			to appreciated securities and $4,295,837 related to
			depreciated securities.
GNMA 634538
6%, 09/15/14	127 M	131,816
GNMA 634545
6.5%, 09/15/14	150 M	157,211
		289,027
15- Year:
GNMA 780659
7.5%, 08/15/12	24	24
GNMA II 2542
7%, 01/20/13	1 M	1,047
GNMA 462328
6.5%, 04/15/13	5 M	4,916
GNMA 780759
6.5%, 04/15/13	12 M	11,812
GNMA 349029
7%, 04/15/13	2 M	2,227
GNMA 456869
6.5%, 05/15/13	694	717
GNMA 780859
7.5%, 09/15/13	389	397
GNMA 780978
6.5%, 02/15/14	194 M	201,137
GNMA 781109
7%, 11/15/14	707 M	744,897
GNMA 489953
6%, 12/15/16	18 M	19,707
		986,881
20- Year:
GNMA 628440
7%, 04/15/24	289 M	333,894
30- Year:
GNMA II 495
10%, 02/20/16	92	100
Total Government
National Mortgage
Corporation		192,031,840
Total U.S. Government Obligations
(Cost $2,487,446,798)		2,519,048,557

36                                                                  The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	19.8%	Financials	12.1%
Information Technology	19.7%	Energy	5.6%
Consumer Discretionary	15.5%	Consumer Staples	5.0%
Health Care	14.1%	Materials	3.7%
		Utilities	1.0%

Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
NICE Systems Ltd.	1.9%	Diodes, Inc.	1.5%
Hain Celestial Group, Inc.	1.5%	Open Text Corp.	1.4%
Haemonetics Corp.	1.5%	Flowers Foods, Inc.	1.4%
Vitamin Shoppe, Inc.	1.5%	Power Integrations, Inc.	1.4%
Copart, Inc.	1.5%	IDEX Corp.	1.4%
		Total of Net Assets	15.0%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 91.2%			Flowers Foods, Inc.	1,485,000	$ 32,699,700	Iberiabank Corp.	250,000	$ 12,122,500
Consumer Discretionary 15.5%			Hain Celestial Group,			ProAssurance Corp.	230,000	20,272,200
Ascena Retail Group,			Inc.*	635,000	35,236,150	Prosperity
Inc.*	1,250,000	$ 23,662,500	Nu Skin Enterprises, Inc.	505,000	21,654,400	Bancshares, Inc.	395,600	16,900,032
					115,356,900	Stifel Financial Corp.*	820,000	26,067,800
Buffalo Wild Wings, Inc.*	235,000	20,000,850				SVB Financial Group*	195,000	11,633,700
Dana Holding Corp.	1,495,043	19,913,973	Energy 5.6%					219,265,782
Express, Inc.*	995,000	18,407,500	CARBO Ceramics, Inc.	215,000	17,492,400	Health Care 13.2%
Iconix Brand Group,			Dril- Quip, Inc.*	350,000	21,206,500	Akorn, Inc.*	60,000	819,000
Inc.*	1,820,000	27,263,600	Key Energy Services, Inc.*	1,595,000	15,806,450	Bio- Rad Laboratories, Inc.*	165,000	16,435,650
LKQ Corp.*	470,000	17,126,800	Oil States Int'l., Inc.*	210,000	13,979,700	Cyberonics, Inc.*	570,000	21,973,500
Men's Wearhouse, Inc.	610,000	21,953,900	Resolute Energy Corp.*	1,975,000	17,281,250	Gen- Probe, Inc.*	150,000	12,136,500
Monro Muffler Brake, Inc.	809,200	27,342,868	Superior Energy			Haemonetics Corp.*	480,000	33,460,800
Morningstar, Inc.	335,000	18,739,900	Services, Inc.*	1,145,000	24,777,800	HMS Holdings Corp.*	510,000	13,662,900
Penn National			Tidewater, Inc.	405,000	18,257,400	ICU Medical, Inc.*	400,000	20,580,000
Gaming, Inc.*	625,000	28,718,750			128,801,500	Integra LifeSciences
Steven Madden Ltd.*	640,000	25,945,600	Financials 9.6%			Holdings Corp.*	590,000	20,950,900
Texas Roadhouse, Inc. 1,535,000		27,906,300	City National Corp/CA 510,000		25,336,800	Masimo Corp.*	930,000	17,493,300
Vitamin Shoppe, Inc.* 675,000		33,426,000	East West Bancorp,			Myriad Genetics, Inc.* 920,000		22,199,600
Warnaco Group, Inc.* 335,000		14,910,850	Inc.	1,040,000	23,285,600	NuVasive, Inc.*	228,700	4,519,112
			Endurance Specialty			NxStage Medical,
Wolverine World Wide, Inc.	695,000	29,544,450	Holdings Ltd.	780,000	30,466,800	Inc.*	1,190,000	18,076,100
		354,863,841	Evercore Partners,			Quality Systems, Inc.	585,500	16,751,155
Consumer Staples 5.0%			Inc.	1,235,000	30,516,850	Sirona Dental Systems, Inc.*	455,000	19,464,900
Casey's General Stores, Inc.	455,000	25,766,650	HCC Insurance Holdings, Inc.	725,000	22,663,500	Techne Corp.	370,000	25,108,200

The accompanying notes are an integral part of the financial statements.                                                                                                            37

Sentinel Small Company Fund

		Space			Space		Principal
		Value			Value		Amount	Value
	Shares	(Note 2)		Shares	(Note 2)		(M=$1,000)	(Note 2)
Volcano Corp.*	605,000	$ 17,296,950	Power Integrations,			Colgate Palmolive Co.
West Pharmaceutical			Inc.	800,000	$ 32,648,000	0.09%, 06/07/12	10,000 M	$ 9,999,850
Services, Inc.	420,000	20,076,000	Progress Software			Toyota Motor Credit
		301,004,567	Corp.*	1,425,000	27,388,500	0.04%, 06/06/12	10,000 M	9,999,944
Industrials 19.8%			QLIK Technologies,			UPS, Inc.
			Inc.*	525,000	11,933,250	0.06%, 06/01/12	10,000 M	10,000,000
Actuant Corp.	1,135,000	29,702,950	Rofin- Sinar			Total Corporate Short- term Notes
Aerovironment, Inc.*	515,000	11,474,200	Technologies, Inc.*	1,105,000	21,934,250	(Cost $37,399,294)		37,399,294
Clarcor, Inc.	585,000	28,548,000	Semtech Corp.*	890,000	21,440,100	U.S. Government Obligations 1.5%
Copart, Inc.*	1,230,000	33,345,300	SolarWinds, Inc.*	570,000	26,140,200	U.S. Government Agency
Esterline					405,624,926	Obligations 1.1%
Technologies Corp.*	250,000	16,147,500	Materials 3.7%			Federal Home Loan Bank 0.7%
Forward Air Corp.	395,000	12,533,350	AptarGroup, Inc.	455,000	23,054,850	Agency Discount Notes:
Gardner Denver, Inc.	210,000	11,356,800	NewMarket Corp.	50,000	10,440,500	0.05%, 06/04/12	15,000 M	14,999,938
Genesee & Wyoming, Inc.*	385,000	19,292,350				Federal Home Loan Mortgage Corporation 0.4%
			Rockwood Holdings, Inc.*	315,000	15,246,000	Agency Discount Notes:
Healthcare Services Group, Inc.	1,530,000	29,911,500	Sensient Technologies			0.1%, 06/01/12	10,000 M	10,000,000
			Corp.	500,000	18,260,000	Total U.S. Government
						Agency Obligations		24,999,938
Heartland Express, Inc.	860,000	12,246,400	Steel Dynamics, Inc.	1,595,000	16,811,300	U.S. Treasury
HUB Group, Inc.*	447,800	15,655,088	Utilities 1.0%		83,812,650	Obligations 0.4%
IDEX Corp.	820,000	32,578,600				U.S. Treasury Bill
II- VI, Inc.*	1,265,000	23,908,500	Atmos Energy Corp.	360,000	11,930,400	0.068%, 06/21/12	10,000 M	9,999,622
			ITC Holdings Corp.	165,000	11,376,750	Total U.S. Government Obligations
Kaydon Corp.	350,500	7,819,655			23,307,150	(Cost $34,999,560)		34,999,560
Middleby Corp.*	270,000	27,612,900	Total Domestic Common Stocks			Total Investments 100.0%
MSC Industrial Direct Co., Inc.	160,000	11,473,600	(Cost $1,673,618,798)		2,083,202,749	(Cost $1,866,702,675)†		2,283,998,053
			Foreign Stocks & ADR's 2.8%			Excess of Liabilities Over
Portfolio Recovery Associates, Inc.*	279,000	19,281,690	Ireland 0.9%			Other Assets 0.0%		(368,420)
Regal- Beloit Corp.	400,000	24,116,000	ICON PLC ADR*	930,000	19,967,100
Ritchie Bros			Israel 1.9%			Net Assets 100.0%		$ 2,283,629,633
Auctioneers, Inc.	930,000	18,432,600	NICE Systems Ltd. ADR*	1,185,000	43,939,800	*	Non- income producing.
Toro Co.	290,000	21,607,900	Total Foreign Stocks & ADR's			†	Cost for federal income tax purposes is
Wabtec Corp.	305,000	22,146,050	(Cost $56,437,783)		63,906,900	$1,866,702,675. At May 31, 2012 unrealized
						appreciation for federal income tax purposes
			Real Estate Investment Trusts 2.5%			aggregated $417,295,378 of which $524,395,422
Waste Connections, Inc.	710,000	21,974,500	Financials 2.5%			related to appreciated securities and $107,100,044
		451,165,433	BioMed Realty Trust,			related to depreciated securities.
Information Technology 17.8%			Inc.	980,000	17,689,000	(a) Return of capital paid during the fiscal period.
Acme Packet, Inc.*	840,000	19,219,200	Corporate Office			ADR	- American Depositary Receipt
CommVault Systems,			Properties Trust(a)	890,000	19,588,900
Inc.*	405,000	18,982,350	Home Properties, Inc.(a)	340,000	20,379,600
Constant Contact, Inc.*	610,000	12,352,500	Total Real Estate Investment Trusts
Diodes, Inc.*	1,685,000	32,975,450	(Cost $57,415,190)		57,657,500
Hittite Microwave			Institutional Money Market Funds 0.3%
Corp.*	420,000	20,697,600	State Street Institutional US
j2 Global, Inc.	1,090,000	26,367,100	Government Money Market Fund
Jack Henry &			(Cost $6,832,050)	6,832,050	6,832,050
Associates, Inc.	870,000	28,718,700		Principal
Micros Systems, Inc.*	487,600	25,725,776		Amount	Value
NeuStar, Inc.*	665,000	21,399,700		(M=$1,000)	(Note 2)
Open Text Corp.*	680,000	32,878,000	Corporate Short- term Notes 1.7%
Plantronics, Inc.	825,000	24,824,250	Abbot Labs
			0.11%, 06/05/12	2,900 M	2,899,965
			0.12%, 07/02/12	4,500 M	4,499,535

38 Theaccompanyingnotesareanintegralpartofthe nancialstatements.

Sentinel Sustainable Core Opportunities Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.7%	Consumer Staples	10.0%
Health Care	14.5%	Consumer Discretionary	9.4%
Industrials	13.9%	Materials	3.4%
Financials	13.5%	Telecommunication Services	2.5%
Energy	11.0%	Utilities	1.3%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
Int'l. Business Machines Corp.	2.7%	FedEx Corp.	2.2%
Danaher Corp.	2.6%	Procter & Gamble Co.	2.1%
Williams Cos., Inc.	2.5%	Canadian Pacific Railway Ltd.	2.0%
PepsiCo, Inc.	2.4%	Emerson Electric Co.	1.9%
Precision Castparts Corp.	2.3%	Crown Holdings, Inc.	1.9%
		Total of Net Assets	22.6%

*"Top Sectors" includes Domestic Common Stocks, and Foreign Stocks & ADRs.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 94.2%			Marathon Oil Corp.	100,000	$ 2,491,000	Amgen, Inc.	35,000	$ 2,433,200
Consumer Discretionary 9.4%			Marathon Petroleum			Becton Dickinson & Co.	25,000	1,828,250
Gap, Inc.	50,000	$ 1,325,000	Corp.	50,000	1,803,500	Bristol- Myers Squibb Co.	75,000	2,500,500
McDonald's Corp.	20,000	1,786,800	Phillips 66*	25,000	750,750	Celgene Corp.*	10,000	682,500
McGraw- Hill Cos., Inc.	50,000	2,169,000	Williams Cos., Inc.	150,000	4,579,500	Covidien PLC	25,000	1,294,500
Nike, Inc.	15,000	1,622,700	WPX Energy, Inc.*	50,000	733,500	Forest Laboratories, Inc.*	35,000	1,225,000
Omnicom Group, Inc.	40,000	1,907,200			19,814,750	Gilead Sciences, Inc.*	40,000	1,998,000
Staples, Inc.	45,000	591,300	Financials 13.5%			Johnson & Johnson	51,500	3,215,145
Time Warner Cable, Inc.	45,000	3,393,000	ACE Ltd.	25,000	1,808,250	Merck & Co., Inc.	60,000	2,254,800
Time Warner, Inc.	75,000	2,585,250	American Express Co.	40,000	2,233,200	Pfizer, Inc.	150,000	3,280,500
TJX Cos., Inc.	40,000	1,698,400	Bank of America Corp.	70,000	514,500	UnitedHealth Group, Inc.	22,500	1,254,825
		17,078,650	Bank of New York Mellon Corp.	60,000	1,221,600	Zimmer Holdings, Inc.	30,000	1,819,500
Consumer Staples 10.0%			Chubb Corp.	28,500	2,053,995			25,422,320
CVS Caremark Corp.	40,000	1,797,600	CME Group, Inc.	4,500	1,159,065	Industrials 13.9%
HJ Heinz Co.	60,000	3,184,800	JPMorgan Chase & Co.	72,774	2,412,458	Canadian Pacific Railway Ltd.	50,000	3,674,500
Kellogg Co.	50,000	2,439,000	MetLife, Inc.	35,000	1,022,350	Danaher Corp.	90,000	4,677,300
Kraft Foods, Inc.	65,000	2,487,550	Morgan Stanley	60,000	801,600	Emerson Electric Co.	75,000	3,507,750
PepsiCo, Inc.	65,000	4,410,250	PNC Financial Services
Procter & Gamble Co.	60,000	3,737,400	Group, Inc.	10,500	644,910	FedEx Corp.	45,000	4,011,300
		18,056,600	The Travelers Cos., Inc.	50,000	3,124,500	Parker Hannifin Corp.	40,000	3,269,600
Energy 11.0%			Toronto- Dominion Bank	30,000	2,291,100	Precision Castparts Corp.	25,000	4,155,250
Apache Corp.	20,000	1,627,600	US Bancorp	80,000	2,488,800	Verisk Analytics, Inc.*	40,000	1,916,000
Baker Hughes, Inc.	30,000	1,251,900	Wells Fargo & Co.	83,900	2,688,995			25,211,700
ConocoPhillips	50,000	2,608,000			24,465,323	Information Technology 16.1%
Devon Energy Corp.	50,000	2,976,000	Health Care 14.0%			Accenture PLC	35,000	1,998,500
EOG Resources, Inc.	10,000	993,000	Aetna, Inc.	40,000	1,635,600	Activision Blizzard, Inc.	80,000	939,200
						Altera Corp.	20,000	668,200

The accompanying notes are an integral part of the  financial statements.                                                                                                                                    39

Sentinel Sustainable Core Opportunities Fund

		Space		Principal
		Value		Amount	Value
	Shares	(Note 2)		(M=$1,000)	(Note 2)
Broadcom Corp.	40,000	$ 1,294,000	Total Investments 99.9%
Check Point Software			(Cost $157,035,606)†		$ 180,946,478
Technologies Ltd.*	45,000	2,305,800	Other Assets in Excess of
Cisco Systems, Inc.	100,000	1,633,000	Liabilities 0.1%		169,784
Dell, Inc.*	60,000	739,800
EMC Corp.*	100,000	2,385,000	Net Assets 100.0%		$ 181,116,262
Hewlett- Packard Co.	17,500	396,900
Int'l. Business Machines Corp.	25,000	4,822,500	*	Non- income producing.
KLA- Tencor Corp.	30,000	1,374,900	†	Cost for federal income tax purposes is $157,035,606.
				At May 31, 2012 unrealized appreciation for federal
Microsoft Corp.	110,890	3,236,879		income tax purposes aggregated $23,910,872 of
NetApp, Inc.*	45,000	1,339,200		which $37,790,934 related to appreciated securities
Texas Instruments, Inc.	106,080	3,021,159		and $13,880,062 related to depreciated securities.
Visa, Inc.	15,000	1,728,000	ADR	- American Depositary Receipt
Western Union Co.	75,000	1,230,000
		29,113,038
Materials 3.4%
Crown Holdings, Inc.*	100,000	3,409,000
Praxair, Inc.	25,000	2,656,000
		6,065,000
Telecommunication Services 1.6%
AT&T, Inc.	35,000	1,195,950
Rogers Communications, Inc.	50,000	1,715,500
		2,911,450
Utilities 1.3%
AES Corp.*	200,000	2,418,000
Total Domestic Common Stocks
(Cost $147,128,671)		170,556,831
Foreign Stocks & ADR's 3.0%
Germany 1.6%
SAP AG ADR	50,000	2,866,000
Israel 0.5%
Teva Pharmaceutical
Industries Ltd. ADR	25,000	979,750
Mexico 0.9%
America Movil SA de CV ADR	70,000	1,649,200
Total Foreign Stocks & ADR's
(Cost $5,012,238)		5,494,950
Institutional Money Market Funds 0.6%
State Street Institutional US
Government Money Market Fund
(Cost $1,094,710)	1,094,710	1,094,710
	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Corporate Short- term Notes 2.1%
Nestle Capital Corp.
0.04%, 06/04/12
(Cost $3,799,987)	3,800 M	3,799,987

40 Theaccompanyingnotesareanintegralpartofthe nancialstatements.

Sentinel Sustainable Mid Cap Opportunities Fund
(Unaudited)

Fund Profile
at May 31, 2012
Top Sectors*
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Industrials	18.5%	Energy	7.3%
Information Technology	17.9%	Consumer Staples	4.9%
Consumer Discretionary	14.8%	Materials	4.8%
Health Care	14.1%	Utilities	1.1%
Financials	12.4%	Telecommunication Services	0.6%
Top 10 Holdings**
Description	Percent of Net Assets	Description	Percent of Net Assets
NICE Systems Ltd.	1.6%	Plains Exploration & Production Co.	1.5%
Ametek, Inc.	1.6%	Flowers Foods, Inc.	1.5%
IDEX Corp.	1.5%	Church & Dwight Co., Inc.	1.5%
Dollar Tree, Inc.	1.5%	Darden Restaurants, Inc.	1.4%
Quanta Services, Inc.	1.5%	Resmed, Inc.	1.4%
		Total of Net Assets	15.0%

*"Top Sectors" includes Domestic Common Stocks, Foreign Stocks & ADRs, and Real Estate Investment Trusts.
**"Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments
at May 31, 2012 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.3%			FMC Technologies, Inc.*	13,970	$ 562,153	Zions Bancorporation	48,470	$ 922,384
Consumer Discretionary 14.8%			Newfield Exploration Co.*	25,870	775,065			12,353,829
Ascena Retail Group, Inc.*	60,980	$ 1,154,351	Noble Corp.	33,220	1,038,789	Health Care 13.3%
BorgWarner, Inc.*	9,850	706,738	Plains Exploration & Production Co.*	43,430	1,554,360	Bio- Rad Laboratories, Inc.*	7,370	734,126
Dana Holding Corp.	70,386	937,542	Range Resources Corp.	11,320	650,221
Darden Restaurants, Inc.	29,510	1,526,552	SM Energy Co.	7,690	415,952	Catalyst Health Solutions, Inc.*	9,000	781,830
Dick's Sporting Goods, Inc.	28,580	1,328,970	Tidewater, Inc.	23,410	1,055,323	Dentsply Int'l., Inc.	29,200	1,080,400
Dollar Tree, Inc.*	15,430	1,592,067			7,735,371	Endo Pharmaceuticals Holdings, Inc.*	21,660	704,383
Guess? Inc	25,770	686,513	Financials 11.7%			Gen- Probe, Inc.*	7,000	566,370
Hanesbrands, Inc.*	27,210	758,071	Affiliated Managers Group, Inc.*	8,130	837,959	Henry Schein, Inc.*	14,560	1,081,954
Jarden Corp.	29,820	1,212,183	City National Corp/CA	23,780	1,181,391	Hologic, Inc.*	29,800	499,448
Morningstar, Inc.	17,430	975,034	East West Bancorp, Inc.	50,320	1,126,665	IDEXX Laboratories, Inc.*	11,560	980,750
O'Reilly Automotive, Inc.*	10,550	1,010,584	Endurance Specialty			Life Technologies Corp.*	24,870	1,017,432
PVH Corp.	16,830	1,363,230	Holdings Ltd.	25,120	981,187	Masimo Corp.*	47,530	894,039
Tiffany & Co.	18,400	1,019,176	Everest Re Group Ltd.	10,120	1,033,454	Mednax, Inc.*	13,490	823,025
Tractor Supply Co.	14,780	1,350,153	HCC Insurance Holdings,			Mettler- Toledo Int'l., Inc.*	3,820	596,378
		15,621,164	Inc.	41,000	1,281,660	Quality Systems, Inc.	27,200	778,192
Consumer Staples 4.9%			Invesco Ltd.	22,300	485,025	Resmed, Inc.*	47,530	1,472,480
Church & Dwight Co., Inc.	28,880	1,537,571	MSCI, Inc.*	16,640	562,599	Techne Corp.	17,100	1,160,406
Energizer Holdings, Inc.*	8,900	648,899	New York Community			Varian Medical Systems, Inc.*	15,200	891,632
Flowers Foods, Inc.	69,890	1,538,978	Bancorp, Inc.	67,620	835,107			14,062,845
Nu Skin Enterprises, Inc.	33,310	1,428,333	Northern Trust Corp.	14,360	620,065
		5,153,781	Raymond James Financial, Inc.	32,200	1,100,596	Industrials 18.5%
Energy 7.3%			Signature Bank*	8,700	534,267	Ametek, Inc.	33,020	1,674,444
CARBO Ceramics, Inc.	7,660	623,217	WR Berkley Corp.	22,220	851,470	BE Aerospace, Inc.*	24,880	1,077,802
Core Laboratories NV	8,290	1,060,291				Cintas Corp.	33,760	1,245,744

The accompanying notes are an integral part of the financial statements.                                                                                                                                          41

Sentinel Sustainable Mid Cap Opportunities Fund

		Space			Space
		Value			Value
	Shares	(Note 2)		Shares	(Note 2)
Donaldson Co., Inc.	36,430	$ 1,303,101	Utilities 1.1%
Flowserve Corp.	12,500	1,284,750	ITC Holdings Corp.	17,530	$ 1,208,693
Gardner Denver, Inc.	17,050	922,064	Total Domestic Common Stocks
			(Cost $99,429,358)		98,576,727
Genesee & Wyoming, Inc.*	10,400	521,144	Foreign Stocks & ADR's 2.4%
IDEX Corp.	40,550	1,611,051	Israel 1.6%
IHS, Inc.*	14,210	1,406,648	NICE Systems Ltd. ADR*	47,050	1,744,614
Jacobs Engineering			United Kingdom 0.8%
Group, Inc.*	24,870	883,382	Shire Ltd. ADR	9,700	818,777
JB Hunt Transport			Total Foreign Stocks & ADR's
Services, Inc.	20,070	1,146,599	(Cost $2,397,488)		2,563,391
MSC Industrial Direct Co.,			Real Estate Investment Trusts 0.7%
Inc.	15,580	1,117,242	Financials 0.7%
Quanta Services, Inc.*	69,060	1,559,375	Home Properties, Inc.(a)
Regal- Beloit Corp.	19,650	1,184,698	(Cost $758,166)	12,650	758,241
Stericycle, Inc.*	15,180	1,324,607
Waste Connections, Inc.	41,650	1,289,068	Institutional Money Market Funds 3.7%
		19,551,719	State Street Institutional US
			Government Money Market Fund
Information Technology 16.3%			(Cost $3,922,155)	3,922,155	3,922,155
Altera Corp.	14,760	493,132	Total Investments 100.1%
ANSYS, Inc.*	17,200	1,064,250	(Cost $106,507,167)†		105,820,514
Citrix Systems, Inc.*	8,610	629,219	Excess of Liabilities Over
Dolby Laboratories, Inc.*	32,510	1,394,354	Other Assets (0.1)%		(155,615)
Informatica Corp.*	22,780	943,775
Jack Henry & Associates, Inc.	27,920	921,639	Net Assets 100.0%		$ 105,664,899
Microchip Technology,			* Non- income producing.
Inc.	22,740	705,395	† Cost for federal income tax purposes is $106,507,167.
Micros Systems, Inc.*	26,990	1,423,992	At May 31, 2012 unrealized depreciation for federal
NeuStar, Inc.*	32,370	1,041,667	income tax purposes aggregated $686,653 of which
			$7,117,941 related to appreciated securities and
Nuance Communications, Inc.*	44,810	927,119	$7,804,594 related to depreciated securities.
Open Text Corp.*	23,300	1,126,555	(a) Return of capital paid during the fiscal period.
Plantronics, Inc.	28,430	855,459	ADR - American Depositary Receipt
Polycom, Inc.*	63,130	722,207
Power Integrations, Inc.	32,680	1,333,671
QLIK Technologies, Inc.*	23,900	543,247
Riverbed Technology, Inc.*	55,300	906,920
Semtech Corp.*	44,170	1,064,055
Trimble Navigation Ltd.*	22,830	1,076,777
		17,173,433
Materials 4.8%
Airgas, Inc.	6,130	532,145
AptarGroup, Inc.	24,000	1,216,080
Ecolab, Inc.	18,000	1,137,780
Rockwood Holdings, Inc.*	24,680	1,194,512
Steel Dynamics, Inc.	98,020	1,033,131
		5,113,648
Telecommunication Services 0.6%
tw telecom, Inc.*	25,970	602,244

42                                                                                             The accompanying notes are an integral part of the  financial statements.

Sentinel Total Return Bond Fund
(Unaudited)

Fund Profile
at May 31, 2012
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			23.4%	4 yrs. to 5.99 yrs.			22.0%
1 yr. to 2.99 yrs.			6.3%	6 yrs. to 7.99 yrs.			22.0%
3 yrs. to 3.99 yrs.			14.7%	8 yrs. and over			11.6%
Average Effective Duration (for all Fixed Income Holdings) 4.3 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FGLMC J19087	3.00%	05/01/27	4.5%	FGLMC J19197	3.00%	05/01/27	2.5%
FNMA AK7347	3.50%	03/01/42	4.4%	FGLMC G18434	3.00%	05/01/27	2.5%
GSMS 07- GG10 A4	5.786%	08/10/45	4.4%	FGLMC J16400	3.50%	08/01/26	2.4%
FNMA AH2683	4.00%	01/01/41	3.8%	Constellation Brands, Inc.	6.00%	05/01/22	2.4%
Ryder System, Inc.	2.50%	03/01/17	2.9%	Prudential Financial, Inc.	4.50%	11/16/21	2.4%
				Total of Net Assets			32.2%

* "Top 10 Holdings" excludes any short- term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre- payment risk of mortgage- backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Schedule of Investments
at May 31, 2012 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
(M=$1,000)		(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 40.3%			30- Year:			MLMT 05- CIP1 AJ
U.S. Government Agency			FNMA 891386			5.137%, 07/12/38	837 M	$ 740,069
Obligations 40.3%			5.5%, 10/01/35	1,444 M	$ 1,584,041	MLMT 07- C1 AM
Federal Home Loan Mortgage			FNMA 735997			5.8472%, 06/12/50(a)	750 M	665,462
Corporation 24.9%			5.5%, 11/01/35	1,384 M	1,518,077	WBCMT 06- C25 AJ
						5.7337%, 05/15/43	750 M	697,481
Agency Discount Notes:			FNMA 995525			Total Commercial Mortgage- Backed
0.02%, 06/01/12	10,072 M	$ 10,072,000	6%, 12/01/38	1,070 M	1,182,404	Securities
Mortgage- Backed Securities:			FNMA AH2683 4%, 01/01/41	3,121 M	3,326,471	(Cost $8,488,312)		8,557,753
15- Year:			FNMA AJ7689			Corporate Bonds 38.9%
FGLMC J16400			4%, 12/01/41	954 M	1,017,382	Basic Industry 1.2%
3.5%, 08/01/26	2,027 M	2,131,638	FNMA AK7347			Int'l. Paper Co.
FGLMC G18434			3.5%, 03/01/42	3,684 M	3,871,732	4.75%, 02/15/22	1,000 M	1,070,275
3%, 05/01/27	2,100 M	2,199,094			12,500,107
FGLMC J19087			Total Federal National Mortgage			Capital Goods 1.0%
3%, 05/01/27	3,750 M	3,926,953	Association		13,543,535	Joy Global, Inc.
FGLMC J19197			Total U.S. Government Obligations			5.125%, 10/15/21	800 M	888,465
3%, 05/01/27	2,100 M	2,199,093	(Cost $35,220,858)		35,434,679	Consumer Cyclical 2.4%
		10,456,778	Commercial Mortgage- Backed Securities 9.7%			Goodyear Tire & Rubber Co.
30- Year:			CSFB 05- C4 AJ			7%, 05/15/22	500 M	492,500
FGLMC A79255			5.19%, 08/15/38	500 M	498,577	Macy's Retail Holdings, Inc.
5%, 11/01/37	1,263 M	1,362,366	CSFB 05- C6 AJ			3.875%, 01/15/22	1,500 M	1,568,361
Total Federal Home Loan			5.23%, 12/15/40	750 M	743,960			2,060,861
Mortgage Corporation		21,891,144	GSMS 07- GG10 A4			Consumer Non- Cyclical 4.2%
Federal National Mortgage			5.7855%, 08/10/45	3,500 M	3,834,399	Constellation Brands, Inc.
Association 15.4%			JPMCC 06- LDP8 AM			6%, 05/01/22	2,000 M	2,130,000
Mortgage- Backed Securities:			5.44%, 05/15/45	500 M	531,773	SABMiller Holdings, Inc.
20- Year:			LBUBS 08- C1 AM			3.75%, 01/15/22(b)	1,500 M	1,592,650
FNMA AO0800			6.159%, 04/15/41	820 M	846,032			3,722,650
3%, 04/01/27	995 M	1,043,428

The accompanying notes are an integral part of the financial statements.                                                                                                                                                  43

Sentinel Total Return Bond Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
Energy 7.3%			Telecommunications 4.6%
Canadian Oil Sands Ltd.			Ericsson LM
4.5%, 04/01/22(b)	1,000 M	$ 1,043,950	4.125%, 05/15/22	2,000 M	$ 2,022,740
Chesapeake Energy Corp.			MetroPCS Wireless, Inc.
6.125%, 02/15/21	250 M	236,250	6.625%, 11/15/20	500 M	485,000
Energy Transfer Partners LP			Verizon Communications, Inc.
5.2%, 02/01/22	1,000 M	1,059,074	3.5%, 11/01/21	1,000 M	1,065,613
Linn Energy LLC/Linn Energy Finance Corp.			Virgin Media Finance PLC
6.25%, 11/01/19(b)	500 M	476,875	5.25%, 02/15/22	500 M	490,000
Newfield Exploration Co.					4,063,353
5.75%, 01/30/22	500 M	528,750	Transportation 2.9%
Phillips 66			Ryder System, Inc.
4.3%, 04/01/22(b)	2,000 M	2,087,032	2.5%, 03/01/17	2,500 M	2,522,482
QEP Resources, Inc.			Total Corporate Bonds
5.375%, 10/01/22	1,000 M	980,000	(Cost $33,223,878)		34,220,550
		6,411,931			Space
Financials 4.8%					Value
Ally Financial, Inc.				Shares	(Note 2)
5.5%, 02/15/17	750 M	751,444	Institutional Money Market Funds 10.3%
Bank of America Corp.			State Street Institutional US
5.7%, 01/24/22	600 M	638,612	Government Money Market Fund
Citigroup, Inc.			(Cost $9,011,088)	9,011,088	9,011,088
4.5%, 01/14/22	600 M	616,693	Total Investments 99.2%
Goldman Sachs Group, Inc.			(Cost $85,944,136)†		87,224,070
5.75%, 01/24/22	600 M	616,706	Other Assets in Excess of
JPMorgan Chase & Co
4.5%, 01/24/22	600 M	641,347	Liabilities 0.8%		683,337
SLM Corp.
6%, 01/25/17	500 M	494,103	Net Assets 100.0%		$ 87,907,407
7.25%, 01/25/22	500 M	491,892
		4,250,797	† Cost for federal income tax purposes is $85,944,136.
Insurance 5.0%			At May 31, 2012 unrealized appreciation for federal
			income tax purposes aggregated $1,279,934 of which
American Int'l. Group, Inc.			$1,512,114 related to appreciated securities and
3.8%, 03/22/17	750 M	761,983	$232,180 related to depreciated securities.
CNA Financial Corp.
			(a) Collateral strip rate bond whose interest is based on
5.75%, 08/15/21	750 M	822,564	the weighted net interest rate of the collateral.
Prudential Financial, Inc.
4.5%, 11/16/21	2,000 M	2,115,916	(b) Security exempt from registration under Rule 144A of
			the Securities Act of 1933, as amended. These
XL Group Ltd.			securities may be resold in transactions exempt from
5.75%, 10/01/21	650 M	718,823	registration, normally to qualified institutional
		4,419,286	buyers. At May 31, 2012, the market value of rule
			144A securities amounted to $5,200,507 or 5.92% of
Media 3.3%			net assets.

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.8%, 03/15/22	750 M	753,313
DISH DBS Corp.
6.75%, 06/01/21	1,000 M	1,037,500
NBCUniversal Media LLC
4.375%, 04/01/21	1,000 M	1,102,996
		2,893,809
Real Estate 2.2%
Health Care Reality, Inc.
4.95%, 01/15/21	800 M	848,586
UDR, Inc.
4.625%, 01/10/22	1,000 M	1,068,055
		1,916,641

At May 31, 2012, the following futures contracts were outstanding with $120,254 in cash segregated with the broker for margin maintenance purposes:
Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)
Short, 60 U.S. Treasury 10-Year Note futures contracts	9/12	$ 8,096,563	$ 2,188
Short, 30 U.S. Treasury 30-Year Bond futures contracts	9/12	4,514,063	5,625
Totals		$ 12,612,626	$ 7,813
Net payments of variation margin and/or brokerage fees			0
Variation margin receivable on open futures contracts			$ 7,813
Variation margin receivable on open futures contracts

44                                                                    The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.                                                                                                                                                      45

Statement of Assets and Liabilities
at May 31, 2012 (Unaudited)

		Capital	Common	Conservative	Georgia Municipal
	Balanced	Growth	Stock	Strategies	Bond
Assets
Investments at value	$231,395,869	$122,366,091	$1,557,024,284	$197,654,438	$18,343,305
Receivable for securities sold	14,687,964	634,583	–	20,644,828	–
Receivable for fund shares sold	62,844	19,426	3,722,295	674,247	–
Receivable for interest	338,315	26	189	270,729	213,549
Receivable for dividends	484,915	262,837	4,367,356	366,988	–
Receivable for litigation settlements	–	–	–	108,446 +	–
Receivable from Fund Administrator	–	–	–	748	–
Total Assets	246,969,907	123,282,963	1,565,114,124	219,720,424	18,556,854

Liabilities
Payable to custodian bank	1,000	–	10,710	5,193	–
Payable for securities purchased	16,330,470	1,528,035	3,091,806	17,516,261	–
Payable for fund shares repurchased	109,366	274,306	460,294	489,998	–
Accrued expenses	64,844	46,518	453,593	46,837	10,483
Management fee payable	107,820	74,992	809,552	95,688	7,074
Distribution fee payable (Class A Shares)	55,155	30,158	269,909	33,760	–
Distribution fee payable (Class C Shares)	12,495	2,840	37,102	56,033	–
Fund accounting fee payable	7,077	3,816	47,714	6,213	560
Deferred compensation (see note 3)	83,965	40,648	360,165	46,870	4,258
Total Liabilities	16,772,192	2,001,313	5,540,845	18,296,853	22,375
Net Assets	$230,197,715	$121,281,650	$1,559,573,279	$201,423,571	$18,534,479

Net Assets Represent
Capital stock at par value	$136,136	$63,204	$490,021	$169,189	$17,879
Paid- in capital	172,784,138	71,478,451	1,101,726,330	199,336,177	16,474,207
Accumulated undistributed (distributions in excess
of) net investment income (loss)	(12,167)	71,673	3,784,810	(525,157)	17,186
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	6,705,049	9,652,396	13,213,117	(3,356,744)	329,764
Unrealized appreciation (depreciation) of
investments and foreign exchange	50,584,559	40,015,926	440,359,001	5,800,106	1,695,443
Net Assets	$230,197,715	$121,281,650	$1,559,573,279	$201,423,571	$18,534,479
Investments at Cost	$180,811,310	$82,350,165	$1,116,665,283	$191,853,434	$16,647,862

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$212,771,032	$114,032,645	$1,042,578,699	$130,426,552	N/A
Shares Outstanding	12,584,327	5,927,354	32,729,496	10,943,607	N/A
Net Asset Value per Share	$16.91	$19.24	$31.85	$11.92	N/A
Sales Charge	0.89	1.01	1.68	0.63	N/A
Maximum Offering Price**	$17.80	$20.25	$33.53	$12.55	N/A
Class C Shares*
Net Assets Applicable to Class C Shares/	$14,677,429	$3,369,970	$42,947,075	$64,348,660	N/A
Shares Outstanding	866,017	190,275	1,393,177	5,415,962	N/A
Net Asset Value per Share***	$16.95	$17.71	$30.83	$11.88	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$2,749,254	$3,879,035	$474,047,505	$6,648,359	$18,534,479
Shares Outstanding	163,297	202,821	14,879,414	559,316	1,787,892
Net Asset Value per Share***	$16.84	$19.13	$31.86	$11.89	$10.37

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "- " are either $0 or have been rounded to $0.

46                                                                                          The accompanying notes are an integral part of the financial statements.

				Statement of Assets and Liabilities

	Government	Growth	International	Mid	Mid
	Securities	Leaders	Equity	Cap	Cap II^
Assets
Investments at value	$1,050,042,627	$29,153,799	$127,069,481	$96,210,178	$91,084,414
Cash collateral with futures commission merchant	137,110	–	–	–	–
Foreign cash (Cost $0, $0, $11,581, $0, $0)	–	–	11,493	–	–
Receivable for securities sold	195,467,685	313,338	153,892	1,130,335	340,189
Receivable for fund shares sold	7,186,569	36,671	49,940	7,194	179,130
Receivable for interest	3,360,525	17	31	11	29
Receivable for dividends	–	49,983	705,019	44,228	40,710
Variation margin receivable on futures contracts	183,594	–	–	–	–
Receivable for litigation settlements	–	–	23,451 ++	–	–
Receivable from Fund Administrator	–	–	–	–	8,742
Total Assets	1,256,378,110	29,553,808	128,013,307	97,391,946	91,653,214

Liabilities
Payable for securities purchased	215,749,211	318,178	–	79,485	113,442
Payable for fund shares repurchased	6,165,248	29,893	72,001	195,119	240,026
Accrued expenses	218,257	14,757	44,259	62,963	56,048
Management fee payable	347,786	23,223	79,643	59,183	59,656
Distribution fee payable (Class A Shares)	137,513	6,140	26,653	22,439	9,453
Distribution fee payable (Class C Shares)	90,902	1,167	2,482	3,494	9,896
Fund accounting fee payable	30,949	919	4,053	3,011	2,833
Deferred compensation (see note 3)	123,670	4,394	44,904	46,780	22,865
Total Liabilities	222,863,536	398,671	273,995	472,474	514,219
Net Assets	$1,033,514,574	$29,155,137	$127,739,312	$96,919,472	$91,138,995

Net Assets Represent
Capital stock at par value	$958,412	$23,690	$90,491	$53,129	$64,200
Paid- in capital	1,026,312,683	24,056,192	138,831,239	83,858,113	69,865,540
Accumulated undistributed (distributions in excess
of) net investment income (loss)	(8,168,522)	(14,636)	859,520	(376,319)	(198,232)
Accumulated undistributed net realized gain (loss)
on investments, options written and foreign
currency transactions	4,133,996	(1,053,946)	(18,212,832)	(4,611,113)	22,721,013
Unrealized appreciation (depreciation) of
investments and foreign exchange	10,278,005	6,143,837	6,170,894	17,995,662	(1,313,526)
Net Assets	$1,033,514,574	$29,155,137	$127,739,312	$96,919,472	$91,138,995
Investments at Cost	$1,039,764,622	$23,009,962	$120,890,567	$78,214,516	$92,397,940

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$815,770,905	$23,119,043	$99,688,925	$85,714,965	$36,189,832
Shares Outstanding	75,650,363	1,862,782	7,050,118	4,669,356	2,560,993
Net Asset Value per Share	$10.78	$12.41	$14.14	$18.36	$14.13
Sales Charge	0.25	0.65	0.74	0.97	0.74
Maximum Offering Price**	$11.03	$13.06	$14.88	$19.33	$14.87
Class C Shares*
Net Assets Applicable to Class C Shares/	$109,076,518	$1,385,432	$2,781,029	$4,096,354	$11,236,100
Shares Outstanding	10,112,039	122,731	202,048	262,860	843,898
Net Asset Value per Share***	$10.79	$11.29	$13.76	$15.58	$13.31
Class I Shares*
Net Assets Applicable to Class I Shares/	$108,667,151	$4,650,662	$25,269,358	$7,108,153	$43,713,063
Shares Outstanding	10,078,760	383,441	1,796,939	380,672	3,015,158
Net Asset Value per Share***	$10.78	$12.13	$14.06	$18.67	$14.50

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "- " are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.                                                                                                                                                               47

Statement of Assets and Liabilities

	Short Maturity	Small	Sustainable Core Sustainable Mid Cap		Total Return
	Government	Company	Opportunities	Opportunities^^	Bond
Assets
Investments at value	$2,534,904,829	$2,283,998,053	$180,946,478	$105,820,514	$87,224,070
Cash collateral with futures commission merchant	–	–	–	–	120,254
Receivable for securities sold	–	–	–	–	16,824,807
Receivable for fund shares sold	12,259,357	3,094,006	1,656	18,507	450,685
Receivable for interest	6,546,746	136	28	22	522,945
Receivable for dividends	–	1,109,416	474,020	45,527	–
Variation margin receivable on futures contracts	–	–	–	–	7,813
Receivable from Fund Administrator	–	–	–	991	–
Total Assets	2,553,710,932	2,288,201,611	181,422,182	105,885,561	105,150,574

Liabilities
Payable to custodian bank	–	–	1,500	–	–
Payable for securities purchased	–	–	–	45,434	17,163,376
Payable for fund shares repurchased	9,011,745	2,348,130	57,958	46,708	85
Accrued expenses	346,785	250,008	61,487	20,849	19,091
Management fee payable	866,391	1,098,934	110,770	64,487	39,687
Distribution fee payable (Class A Shares)	148,355	265,552	45,434	27,164	6,609
Distribution fee payable (Class C Shares)	–	128,833	–	–	10,983
Distribution fee payable (Class S Shares)	1,178,367	–	–	–	–
Fund accounting fee payable	77,098	70,326	5,636	3,281	2,570
Deferred compensation (see note 3)	216,442	410,195	23,135	12,739	766
Total Liabilities	11,845,183	4,571,978	305,920	220,662	17,243,167
Net Assets	$2,541,865,749	$2,283,629,633	$181,116,262	$105,664,899	$87,907,407

Net Assets Represent
Capital stock at par value	$2,777,634	$3,018,054	$138,602	$68,569	$83,879
Paid- in capital	2,592,243,452	1,757,546,359	203,886,574	101,341,342	85,572,920
Accumulated undistributed (distributions in excess
of) net investment income (loss)	(17,477,655)	2,335,364	635,644	(266,674)	(208,112)
Accumulated undistributed net realized gain (loss)
on investments and foreign currency transactions	(67,279,441)	103,434,478	(47,455,430)	5,208,315	1,170,973
Unrealized appreciation (depreciation) of
investments, futures contracts and
foreign exchange	31,601,759	417,295,378	23,910,872	(686,653)	1,287,747
Net Assets	$2,541,865,749	$2,283,629,633	$181,116,262	$105,664,899	$87,907,407
Investments at Cost	$2,503,303,070	$1,866,702,675	$157,035,606	$106,507,167	$85,944,136

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$694,636,580	$1,021,661,938	$173,371,349	$103,877,168	$49,486,336
Shares Outstanding	75,926,589	135,386,014	13,268,578	6,744,317	4,719,788
Net Asset Value per Share	$9.15	$7.55	$13.07	$15.40	$10.48
Sales Charge	0.09	0.40	0.69	0.81	0.24
Maximum Offering Price**	$9.24	$7.95	$13.76	$16.21	$10.72
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$148,421,216	N/A	N/A	$22,935,548
Shares Outstanding	N/A	22,297,389	N/A	N/A	2,191,567
Net Asset Value per Share***	N/A	$6.66	N/A	N/A	$10.47
Class I Shares*
Net Assets Applicable to Class I Shares/	N/A	$1,113,546,479	$7,744,913	$1,787,731	$15,485,523
Shares Outstanding	N/A	144,122,014	591,663	112,564	1,476,580
Net Asset Value per Share***	N/A	$7.73	$13.09	$15.88	$10.49
Class S Shares*
Net Assets Applicable to Class S Shares/	$1,847,229,169	N/A	N/A	N/A	N/A
Shares Outstanding	201,836,826	N/A	N/A	N/A	N/A
Net Asset Value per Share***	$9.15	N/A	N/A	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.
Amounts designated as "- " are either $0 or have been rounded to $0.

48                                                                                              The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

 * The  redemption  price  per  share  is  equal  to  the  net  asset  value  less  any  applicable  contingent  deferred  sales  charge.

 ** For  the  Balanced  Fund,  Capital  Growth  Fund,  Common  Stock  Fund,  Conservative  Strategies  Fund,  Growth  Leaders  Fund,  International  Equity  Fund,  Mid  Cap  Fund,  Mid  Cap  II  Fund,  Small  Company  Fund,  Sustainable  Core  Opportunities  Fund  and  Sustainable  Mid  Cap  Opportunities  Fund,  the  maximum  offering  price  is  1000/950  times  the  net  asset  value  per  share.  For  the  Government  Securities  Fund  and  Total  Return  Bond  Fund,  the  maximum  offering  price  is  1000/977.5  times  the  net  asset  value  per  share.  For  the  Short  Maturity  Government  Fund,  the  maximum  offering  price  is  1000/990  times  the  net  asset  value  per  share.

 *** The  maximum  offering  price  is  equal  to  the  net  asset  value.

+ Represents  the  estimated  compensatory  amount  that  the  Sentinel  Conservative  Strategies  Fund  expects  to  receive  with  respect  to  the  final  liquidation  of  Nexus  Pty.  Ltd.  assets  through  bankruptcy  proceedings.

++ Represents  the  estimated  compensatory  amount  that  the  Sentinel  International  Equity  Fund  has  been  advised  it  is  entitled  to  receive  with  respect  to  a  "Fair  Fund"  market  timing  settlement  between  the  Securities  and  Exchange  Commission  (SEC)  and  Morgan  Stanley.

^ Name  change.  Formerly  known  as  Sentinel  Mid  Cap  Value  Fund.

^^ Name  change.  Formerly  known  as  Sentinel  Sustainable  Growth  Opportunities  Fund.

The accompanying notes are an integral part of the financial statements.                                                                                                                                                      49

Statement of Operations
for the fiscal six months ended May 31, 2012 (Unaudited)

	Balanced	Capital	Common	Conservative	Georgia Municipal
		Growth	Stock	Strategies	Bond
Investment Income
Dividends	$1,967,848 *	$1,109,596 *	$17,246,840 *	$1,311,057 *	$–
Interest	968,401	509	9,014	1,201,539	323,703
Total Income	$ 2,936,249	$ 1,110,105	$ 17,255,854	$ 2,512,596	$ 323,703
Expenses
Management advisory fee	634,285	460,546	4,621,769	550,971	43,705
Transfer agent fees (Class A Shares)	211,008	121,296	635,021	105,691	–
Transfer agent fees (Class C Shares)	13,902	4,976	42,530	37,853	–
Transfer agent fees (Class I Shares)	2,705	3,264	192,628	7,518	9,050
Transfer agent fees (Class S Shares)	–	–	–	–	–
Custodian fees	8,100	4,825	33,150	19,125	1,350
Distribution expense (Class A Shares)	325,759	185,291	1,537,411	196,721	–
Distribution expense (Class C Shares)	68,527	16,101	208,075	316,868	–
Distribution expense (Class S Shares)	–	–	–	–	–
Accounting and administration services	41,576	23,408	270,164	35,724	3,456
Auditing fees	8,000	4,950	53,750	12,000	2,500
Legal fees	5,275	2,925	46,500	5,200	500
Reports and notices to shareholders	11,300	9,475	69,500	14,350	1,500
Registration and filing fees (Class A Shares)	12,067	13,990	13,811	16,362	–
Registration and filing fees (Class C Shares)	10,175	11,829	12,054	11,233	–
Registration and filing fees (Class I Shares)	4,388	7,643	22,951	13,904	2,625
Registration and filing fees (Class S Shares)	–	–	–	–	–
Directors' and Chief Compliance Officer's fees and
expenses	14,120	7,669	91,957	12,205	1,172
Other	4,883	1,753	32,218	10,072	268
Total Expenses	1,376,070	879,941	7,883,489	1,365,797	66,126
Expense Reimbursement	–	–	–	(6,888)	–
Net Expenses	1,376,070	879,941	7,883,489	1,358,909	66,126
Net Investment Income (Loss)	1,560,179	230,164	9,372,365	1,153,687	257,577
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	6,817,120	9,674,578	17,040,367	3,002,682	329,782
Futures contracts	–	–	–	88,810	–
Options written	–	–	–	–	–
Foreign currency transactions	140	(269)	1,270	(10,197)	–
Net realized gain (loss)	6,817,260	9,674,309	17,041,637	3,081,295	329,782
Net change in unrealized appreciation (depreciation)
during the period:
Investments	1,388,282	(8,114,818)	19,452,870	22,961	390,204
Options written	–	–	–	–	–
Foreign currency translations	–	9	–	2,246	–

Net change in unrealized appreciation (depreciation)	1,388,282	(8,114,809)	19,452,870	25,207	390,204
Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts,
Options Written and Foreign Currency
Transactions or Translations	8,205,542	1,559,500	36,494,507	3,106,502	719,986
Net Increase (Decrease) in Net Assets
from Operations	$ 9,765,721	$ 1,789,664	$ 45,866,872	$ 4,260,189	$ 977,563

Amounts designated as "- " are either $0 or have been rounded to $0.

50                                                                                                        The accompanying notes are an integral part of the  financial statements.

					Statement of Operations

Government	Growth	International	Mid	Mid	Short Maturity	Small
Securities	Leaders	Equity	Cap	Cap II+	Government	Company

$9	$237,551 *	$2,266,307 *	$425,701 *	$650,445 *	$10	$14,482,705 *
11,288,657	144	912	729	368	21,424,933	25,141
$ 11,288,666	$ 237,695	$ 2,267,219	$ 426,430	$ 650,813	$ 21,424,943	$ 14,507,846

1,913,966	143,524	495,063	356,518	400,881	5,434,032	6,609,865
507,742	30,223	171,287	137,622	60,369	468,992	950,582
43,857	2,916	11,328	9,837	17,418	–	169,945
31,144	2,229	5,703	5,542	29,167	–	741,129
–	–	–	–	–	236,594	–
22,800	1,275	30,100	5,050	12,350	69,500	53,800
772,467	38,289	166,372	135,096	61,194	973,271	1,644,235
490,608	7,285	15,826	20,040	64,201	–	785,790
–	–	–	–	–	7,299,099	–
170,693	5,674	25,162	18,120	19,017	484,790	425,602
18,250	3,075	4,900	4,850	6,250	60,000	44,750
21,500	720	2,300	2,450	2,450	62,500	35,000
30,750	2,950	13,250	13,700	18,500	77,500	81,000
35,061	12,802	10,782	10,782	13,706	35,440	47,994
15,332	8,604	8,118	11,459	10,486	–	9,029
18,736	6,259	4,711	5,575	14,194	–	29,695
–	–	–	–	–	47,739	–

50,496	1,643	6,879	5,845	6,255	160,861	131,601
6,646	690	15,930	3,845	1,561	35,693	20,872
4,150,048	268,158	987,711	746,331	737,999	15,446,011	11,780,889
–	–	–	–	(54,383)	–	–
4,150,048	268,158	987,711	746,331	683,616	15,446,011	11,780,889
7,138,618	(30,463)	1,279,508	(319,901)	(32,803)	5,978,932	2,726,957

10,052,966	1,930,655	(1,850,800)	4,549,493	31,049,916	(621,405)	107,849,540
870,891	–	–	–	–	–	–
–	–	–	–	68,949	–	–
–	(189)	(56,716)	–	14,394	–	–
10,923,857	1,930,466	(1,907,516)	4,549,493	31,133,259	(621,405)	107,849,540

3,503,212	(1,119,268)	(5,675,196)	(1,503,795)	(29,777,691)	3,584,458	(18,303,661)
–	–	–	–	(20,822)	–	–
–	8	(7,488)	–	(216)	–	–

3,503,212	(1,119,260)	(5,682,684)	(1,503,795)	(29,798,729)	3,584,458	(18,303,661)

14,427,069	811,206	(7,590,200)	3,045,698	1,334,530	2,963,053	89,545,879

$ 21,565,687	$ 780,743	$ (6,310,692)	$ 2,725,797	$ 1,301,727	$ 8,941,985	$ 92,272,836

The accompanying notes are an integral part of the financial statements.                                                                                                                                                            51

Statement of Operations

	Sustainable Core	Sustainable Mid Cap	Total Return
	Opportunities	Opportunities++	Bond
Investment Income
Dividends	$ 1,909,078 *	$ 500,756 *	$ 5
Interest	555	2,339	1,019,263
Total Income	$ 1,909,633	$ 503,095	$ 1,019,268
Expenses
Management advisory fee	665,111	392,229	180,279
Transfer agent fees (Class A Shares)	204,472	155,140	10,482
Transfer agent fees (Class C Shares)	–	–	4,963
Transfer agent fees (Class I Shares)	2,455	1,330	4,124
Custodian fees	4,200	4,565	6,750
Distribution expense (Class A Shares)	272,007	165,279	25,890
Distribution expense (Class C Shares)	–	–	44,553
Accounting and administration services	33,805	19,936	11,662
Auditing fees	7,725	3,575	6,750
Legal fees	3,150	2,735	2,700
Reports and notices to shareholders	17,600	10,075	5,150
Registration and filing fees (Class A Shares)	13,847	10,781	21,700
Registration and filing fees (Class C Shares)	–	–	9,107
Registration and filing fees (Class I Shares)	10,583	8,977	6,592
Directors' and Chief Compliance Officer's
fees and expenses	8,715	3,573	3,522
Other	815	1,944	8,784
Total Expenses	1,244,485	780,139	353,008
Expense Reimbursement	–	(5,002)	–
Net Expenses	1,244,485	775,137	353,008
Net Investment Income (Loss)	665,148	(272,042)	666,260
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts
and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	3,728,175	34,139,750	1,352,082
Futures contracts	–	–	(115,240)
Foreign currency transactions	554	–	–
Net realized gain (loss)	3,728,729	34,139,750	1,236,842
Net change in unrealized appreciation (depreciation)
during the period:
Investments	4,002,706	(33,922,298)	1,900,733
Futures contracts	–	–	7,813
Net change in unrealized appreciation (depreciation)	4,002,706	(33,922,298)	1,908,546
Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and
Foreign Currency Transactions or Translations	7,731,435	217,452	3,145,388
Net Increase (Decrease) in Net Assets
from Operations	$ 8,396,583	$ (54,590)	$ 3,811,648

Amounts designated as "- " are either $0 or have been rounded to $0.

* Net of foreign tax withholding of $27,336 in the Sentinel Balanced Fund, $29,276 in the Sentinel Capital Growth Fund, $217,817 in the
Sentinel Common Stock Fund, $38,432 in the Sentinel Conservative Strategies Fund, $3,227 in the Sentinel Growth Leaders Fund,
$257,763 in the Sentinel International Equity Fund, $1,005 in the Sentinel Mid Cap Fund, $844 in the Sentinel Mid Cap II Fund, $28,350
in the Sentinel Small Company Fund, $30,606 in the Sentinel Sustainable Core Opportunities Fund and $1,888 in the Sentinel
Sustainable Mid Cap Opportunities Fund.
+ Name change. Formerly known as Sentinel Mid Cap Value Fund prior to January 13, 2012.
++ Name change. Formerly known as Sentinel Sustainable Growth Opportunities Fund prior to March 29, 2012.

52                                                                                              The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.                                                                                                                                 53

Statement of Changes in Net Assets

	Balanced		Capital Growth
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/12	Year Ended	05/31/12	Year Ended
	(Unaudited)	11/30/11	(Unaudited)	11/30/11
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,560,179	$3,332,899	$230,164	$440,399
Net realized gain (loss) on investments, futures contracts and
foreign currency transactions	6,817,260	10,321,633	9,674,309	2,716,167
Net change in unrealized appreciation (depreciation)	1,388,282	749,898	(8,114,809)	8,751,450
Net increase (decrease) in net assets from operations	9,765,721	14,404,430	1,789,664	11,908,016

Distributions to Shareholders
From net investment income
Class A Shares	(2,019,892)	(3,487,029)	(413,599)	(354,038)
Class B Shares	–	–	–	–
Class C Shares	(73,416)	(97,029)	–	–
Class D Shares	–	– *	–	–
Class I Shares	(26,075)	(59,447)	(16,204)	(12,549)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(9,258,157)	(3,136,005)	(385,775)	–
Class C Shares	(537,408)	(174,228)	(10,711)	–
Class D Shares	–	(35,762)*	–	–
Class I Shares	(118,335)	(53,040)	(14,670)	–
Total distributions to shareholders	(12,033,283)	(7,042,540)	(840,959)	(366,587)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	10,761,837	21,261,673	3,987,278	8,535,302
Class B Shares	–	–	–	–
Class C Shares	2,905,827	2,349,827	770,713	130,897
Class D Shares	–	16,653 *	–	–
Class I Shares	159,485	264,209	290,571	1,043,252
Net asset value of shares issued in share conversions
Class A Shares issued upon conversion from another Class	–	2,181,680 *	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	10,626,711	6,143,953	721,686	277,582
Class B Shares	–	–	–	–
Class C Shares	574,591	252,198	9,029	–
Class D Shares	–	35,717 *	–	–
Class I Shares	131,823	105,186	29,290	11,803
	25,160,274	32,611,096	5,808,567	9,998,836
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(14,500,450)	(36,990,454)	(11,998,640)	(18,974,961)
Class B Shares	–	–	–	–
Class C Shares	(718,862)	(2,474,537)	(469,054)	(571,255)
Class D Shares	–	(488,329)*	–	–
Class I Shares	(888,912)	(605,963)	(1,055,545)	(416,265)
Class B Shares reacquired upon conversion to another Class	–	–	–	–
Class D Shares reacquired upon conversion to another Class	–	(2,181,680)*	–	–
Increase (decrease) in net assets from capital stock
transactions	9,052,050	(10,129,867)	(7,714,672)	(9,963,645)
Total Increase (Decrease) in Net Assets for period	6,784,488	(2,767,977)	(6,765,967)	1,577,784
Net Assets: Beginning of period	$ 223,413,227	$ 226,181,204	$ 128,047,617	$126,469,833
Net Assets: End of period	$ 230,197,715	$ 223,413,227	$ 121,281,650	$128,047,617

Accumulated Undistributed Net Investment Income (Loss)	$ (12,167)	$ 547,037	$ 71,673	$ 271,312
See notes to the Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "- " are either $0 or have been rounded to $0.

54                                                                                                                 The accompanying notes are an integral part of the  financial statements.

Statement of Changes in Net Assets

Common Stock		Conservative Strategies		Georgia Municipal Bond		Government Securities
For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
05/31/12	Year Ended	05/31/12	Year Ended	05/31/12	Year Ended	05/31/12	Year Ended
(Unaudited)	11/30/11	(Unaudited)	11/30/11	(Unaudited)	11/30/11	(Unaudited)	11/30/11

$9,372,365	$13,332,140	$1,153,687	$2,672,003	$257,577	$636,028	$7,138,618	$17,320,194

17,041,637	18,512,418	3,081,295	2,997,677	329,782	311,449	10,923,857	(207,007)
19,452,870	49,672,943	25,207	(1,597,933)	390,204	129,899	3,503,212	1,374,758
45,866,872	81,517,501	4,260,189	4,071,747	977,563	1,077,376	21,565,687	18,487,945

(5,875,305)	(7,697,357)	(1,295,485)	(2,440,051)	–	–	(13,146,030)	(19,408,315)
–	–**	–	–	–	–	–	–
(85,504)	(29,686)	(439,934)	(695,425)	–	–	(1,304,056)	(2,009,539)
–	–	–	–	–	–	–	–
(3,307,006)	(3,725,324)	(64,615)	(59,819)^	(268,197)^^	(633,363)^^	(1,647,206)	(2,160,478)

(12,638,430)	(525,505)	–	–	–	–	–	(22,299,016)
(518,535)	(18,178)	–	–	–	–	–	(3,151,557)
–	–	–	–	–	–	–	–
(5,338,490)	(180,195)	–	–^	(294,327)	(321,950)	–	(2,961,336)
(27,763,270)	(12,176,245)	(1,800,034)	(3,195,295)	(562,524)	(955,313)	(16,097,292)	(51,990,241)

158,342,706	154,037,518	24,114,861	54,924,886	–	–	281,959,900	326,432,793
–	26,123 **	–	–	–	–	–	–
8,030,827	13,044,572	18,966,327	27,079,397	–	–	34,524,455	29,811,543
–	–	–	–	–	–	–	–
122,269,508	191,714,381	2,939,107	5,877,524 ^	396,877	2,482,764	54,624,130	44,749,907

–	3,693,194 **	–	–	–	–	–	–

15,715,116	6,664,432	998,750	1,867,337	–	–	9,170,009	30,843,624
–	–**	–	–	–	–	–	–
532,145	41,416	309,259	489,895	–	–	864,611	3,233,710
–	–	–	–	–	–	–	–
4,818,696	1,233,310	48,008	34,556 ^	28,443	3,828	1,342,413	3,237,319
309,708,998	370,454,946	47,376,312	90,273,595	425,320	2,486,592	382,485,518	438,308,896

(76,015,971)	(130,958,138)	(18,795,232)	(26,652,445)	–	–	(157,266,140)	(284,183,972)
–	(1,329,120)**	–	–	–	–	–	–
(2,555,341)	(5,783,111)	(9,440,896)	(5,790,424)	–	–	(11,837,469)	(35,660,651)
–	–	–	–	–	–	–	–
(40,831,346)	(72,502,275)	(993,868)	(1,163,650)^	(3,734,246)	(6,431,662)	(16,784,601)	(57,545,352)
–	(3,693,194)**	–	–	–	–	–	–
–	–	–	–	–	–	–	–

190,306,340	156,189,108	18,146,316	56,667,076	(3,308,926)	(3,945,070)	196,597,308	60,918,921
208,409,942	225,530,364	20,606,471	57,543,528	(2,893,887)	(3,823,007)	202,065,703	27,416,625
$ 1,351,163,337	$ 1,125,632,973	$ 180,817,100	$ 123,273,572	$ 21,428,366	$ 25,251,373	$ 831,448,871	$ 804,032,246
$ 1,559,573,279	$ 1,351,163,337	$ 201,423,571	$ 180,817,100	$ 18,534,479	$ 21,428,366	$ 1,033,514,574	$ 831,448,871

$ 3,784,810	$ 3,680,260	$ (525,157)	$ 121,190	$ 17,186	$ 27,806	$ (8,168,522)	$ 790,152

The accompanying notes are an integral part of the financial statements.                                                                                                                                                             55

Statement of Changes in Net Assets

	Growth Leaders		International Equity
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/12	Year Ended	05/31/12	Year Ended
	(Unaudited)	11/30/11	(Unaudited)	11/30/11
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(30,463)	$(18,802)	$1,279,508	$1,852,811
Net realized gain (loss) on investments, futures contracts,
options written and foreign currency transactions	1,930,466	2,282,104	(1,907,516)	5,016,894
Net change in unrealized appreciation (depreciation)	(1,119,260)	(469,040)	(5,682,684)	(15,253,403)
Net increase (decrease) in net assets from operations	780,743	1,794,262	(6,310,692)	(8,383,698)

Distributions to Shareholders
From net investment income
Class A Shares	–	(36,355)	(1,177,284)	(2,931,308)
Class C Shares	–	–	–	(22,851)
Class S Shares	–	–	–	–
Class I Shares	–	(8,962)	(421,010)	(185,129)
From net realized gain on investments and foreign currency transactions
Class A Shares	–	–	–	–
Class C Shares	–	–	–	–
Class I Shares	–	–	–	–
Total distributions to shareholders	–	(45,317)	(1,598,294)	(3,139,288)

From Capital Share Transactions
Net proceeds from sales of shares (see note 5)
Class A Shares	2,035,415	5,043,558	4,141,165	11,202,451
Class B Shares	–	–	–	–
Class C Shares	51,873	173,557	157,390	558,566
Class S Shares	–	–	–	–
Class I Shares	430,296	1,375,879	570,460	19,883,523
Net asset value of shares issued in share conversions
Class A Shares issued upon conversion from another Class	–	–	–	–
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	–	31,134	1,063,368	2,674,556
Class C Shares	–	–	–	20,191
Class S Shares	–	–	–	–
Class I Shares	–	805	413,424	168,221
	2,517,584	6,624,933	6,345,807	34,507,508
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(4,103,401)	(12,911,625)	(10,743,477)	(42,686,839)
Class B Shares	–	–	–	–
Class C Shares	(199,381)	(1,109,557)	(429,691)	(827,255)
Class S Shares	–	–	–	–
Class I Shares	(623,678)	(209,284)	(753,661)	(1,657,690)
Class B Shares reacquired upon conversion into another
Class	–	–	–	–
Increase (decrease) in net assets from capital stock
transactions	(2,408,876)	(7,605,533)	(5,581,022)	(10,664,276)
Total Increase (Decrease) in Net Assets for period	(1,628,133)	(5,856,588)	(13,490,008)	(22,187,262)
Net Assets: Beginning of period	$ 30,783,270	$ 36,639,858	$ 141,229,320	$ 163,416,582
Net Assets: End of period	$ 29,155,137	$ 30,783,270	$ 127,739,312	$ 141,229,320

Accumulated Undistributed Net Investment Income (Loss)	$ (14,636)	$ 15,827	$ 859,520	$ 1,178,306
See notes to the Statement of Changes in Net Assets at the end of the schedule.
Amounts designated as "- " are either $0 or have been rounded to $0.

56                                                                                                            The accompanying notes are an integral part of the financial statements.

						Statement of Changes in Net Assets

Mid Cap		Mid Cap II+		Short Maturity Government		Small Company
For the Fiscal		For the Fiscal		For the Fiscal		For the Fiscal
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
05/31/12	Year Ended	05/31/12	Year Ended	05/31/12	Year Ended	05/31/12	Year Ended
(Unaudited)	11/30/11	(Unaudited)	11/30/11	(Unaudited)	11/30/11	(Unaudited)	11/30/11

$(319,901)	$(649,612)	$(32,803)	$(129,281)	$5,978,932	$27,361,701	$2,726,957	$(7,681,320)

4,549,493	13,037,692	31,133,259	13,784,155	(621,405)	(1,633,271)	107,849,540	243,870,385
(1,503,795)	(1,799,836)	(29,798,729)	(47,400)	3,584,458	(1,867,985)	(18,303,661)	(34,292,654)
2,725,797	10,588,244	1,301,727	13,607,474	8,941,985	23,860,445	92,272,836	201,896,411

–	–	–	(1,237,870)	(7,805,210)	(20,454,709)	–	–
–	–	–	(156,345)	–	–	–	–
–	–	–	–	(15,638,168)	(38,026,571)	–	–
–	–	(143,494)	(1,490,267)	–	–	–	–

–	–	–	–	–	–	(94,487,592)	–
–	–	–	–	–	–	(14,831,021)	–
–	–	–	–	–	–	(98,392,599)	–
–	–	(143,494)	(2,884,482)	(23,443,378)	(58,481,280)	(207,711,212)	–

4,676,208	14,694,288	2,822,900	18,875,908	139,952,786	446,038,102	73,583,531	192,882,768
–	–	–	–	–	–	–	62 @
717,575	1,434,773	232,993	1,161,428	–	–	1,963,653	4,027,380
–	–	–	–	399,825,538	1,049,481,811	–	–
1,140,272	1,424,641	4,143,019	17,421,846	–	–	223,010,096	440,604,904

–	–	–	–	–	–	–	8,680,408 @

–	–	–	1,079,343	6,232,875	16,045,411	84,875,403	–
–	–	–	121,158	–	–	13,539,739	–
–	–	–	–	13,511,652	30,622,686	–	–
–	–	109,050	1,158,766	–	–	74,989,866	–
6,534,055	17,553,702	7,307,962	39,818,449	559,522,851	1,542,188,010	471,962,288	646,195,522

(7,506,272)	(23,910,618)	(10,746,354)	(63,174,311)	(334,315,159)	(633,405,008)	(179,921,481)	(333,587,246)
–	–	–	–	–	–	–	(3,193,682)@
(395,084)	(612,070)	(2,743,754)	(4,981,765)	–	–	(11,727,800)	(31,559,036)
–	–	–	–	(624,404,194)	(1,482,880,645)	–	–
(1,375,109)	(1,671,094)	(25,859,321)	(30,516,734)	–	–	(281,147,131)	(295,487,951)

–	–	–	–	–	–	–	(8,680,408)@

(2,742,410)	(8,640,080)	(32,041,467)	(58,854,361)	(399,196,502)	(574,097,643)	(834,124)	(26,312,801)
(16,613)	1,948,164	(30,883,234)	(48,131,369)	(413,697,895)	(608,718,478)	(116,272,500)	175,583,610
$ 96,936,085	$ 94,987,921	$ 122,022,229	$ 170,153,598	$ 2,955,563,644	$ 3,564,282,122	$ 2,399,902,133	$ 2,224,318,523
$ 96,919,472	$ 96,936,085	$ 91,138,995	$ 122,022,229	$ 2,541,865,749	$ 2,955,563,644	$ 2,283,629,633	$ 2,399,902,133

$ (376,319)	$ (56,418)	$ (198,232)	$ (21,935)	$ (17,477,655)	$ (13,209)	$ 2,335,364	$ (391,593)

The accompanying notes are an integral part of the financial statements.                                                                                                                                              57

Statement of Changes in Net Assets

Sustainable Core Opportunities		Sustainable Mid Cap Opportunities++		Total Return Bond	
	For the Fiscal Six Months Ended 05/31/12 (Unaudited)	For the Fiscal Year Ended 11/30/11	For the Fiscal Six Months Ended 05/31/12 (Unaudited)	For the Fiscal Year Ended 11/30/11	For the Fiscal Six Months Ended 05/31/12 (Unaudited)	For the Fiscal Period From 12/17/10^ Through 11/30/11
Increase (Decrease) in Net Assets from Operations						
Net investment income (loss)	$ 665,148	$ 902,933	$ (272,042)	$ (709,617)	$ 666,260	$ 877,325
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	3,728,729	(2,018,470)	34,139,750	3,708,503	1,236,842	1,016,199
Net change in unrealized appreciation (depreciation)	4,002,706	12,479,588	(33,922,298)	8,339,164	1,908,546	(620,799)
Net increase (decrease) in net assets from operations	8,396,583	11,364,051	(54,590)	11,338,050	3,811,648	1,272,725
Distributions to Shareholders						
From net investment income						
Class A Shares	(834,804)	(600,864)	-	-	(466,514)	(485,528)
Class C Shares	-	-	-	-	(222,732)	(309,724)
Class I Shares	(72,872)	(71,832)	-	-	(186,381)	(277,021)
From net realized gain on investments, futures contracts and foreign currency transactions						
Class A Shares	-	-	-	-	(416,864)	-
Class C Shares	-	-	-	-	(271,336)	-
Class I Shares	-	-	-	-	(200,567)	-
Total distributions to shareholders	(907,676)	(672,696)	-	-	(1,764,394)	(1,072,273)
From Capital Share Transactions						
Net proceeds from sales of shares (see note 5)						
Class A Shares	3,032,474	5,313,983	2,621,873	5,238,986	24,238,820	30,418,070
Class C Shares	-	-	-	-	11,213,469	13,799,063
Class I Shares	306,441	1,074,175	59,257	118,056	4,428,274	10,770,567
Net asset value of shares in reinvestment of dividends and distributions						
Class A Shares	805,800	578,000	-	-	847,666	426,807
Class C Shares	-	-	-	-	430,737	301,686
Class I Shares	67,966	64,532	-	-	340,291	246,177
	4,212,681	7,030,690	2,681,130	5,357,042	41,499,257	55,962,370
Less: Payments for shares reacquired (less any redemption fees, if applicable)						
Class A Shares	(10,430,468)	(23,029,734)	(7,882,298)	(17,966,370)	(487,433)	(6,950,644)
Class C Shares	-	-	-	-	(3,472,830)	(11,795)
Class I Shares	(1,496,230)	(3,737,184)	(69,732)	(254,894)	(809,283)	(69,941)
Increase (decrease) in net assets from capital stock transactions	(7,714,017)	(19,736,228)	(5,270,900)	(12,864,222)	36,729,711	48,929,990
Total Increase (Decrease) in Net Assets for period	(225,110)	(9,044,873)	(5,325,490)	(1,526,172)	38,776,965	49,130,442
Net Assets: Beginning of period	$ 181,341,372	$ 190,386,245	$ 110,990,389	$ 112,516,561	$ 49,130,442	$ -
Net Assets: End of period	$ 181,116,262	$ 181,341,372	$ 105,664,899	$ 110,990,389	$ 87,907,407	$ 49,130,442
Accumulated Undistributed Net Investment Income (Loss)	$ 635,644	$ 878,172	$ (266,674)	$ 5,368	$ (208,112)	$ 1,255

^ Commenced operations December 17, 2010.

^^ Dividends paid by the Sentinel Georgia Municipal Bond Fund are generally tax-exempt for Federal income tax purposes.

58                                                                             The accompanying notes are an integral part of the  financial statements.

Page intentionally left blank.

The accompanying notes are an integral part of the financial statements.                                                                                                                                                       59

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Balanced Class A
	11/30/07	$18.01	$0 .38	$1 .12	$1 .50	$0 .38	$0 .43	$–	$0 .81	$18.70

	11/30/08	18.70	0 .34	(4 .60)	(4 .26)	0 .37	1 .11	–	1 .48	12.96

	11/30/09	12.96	0 .27	2 .55	2 .82	0 .30	–	–	0 .30	15.48
	11/30/10	15.48	0 .23	1 .11	1 .34	0 .25	–	–	0 .25	16.57

	11/30/11	16.57	0.26	0 .80	1.06	0.28	0 .25	–	0.53	17.10

	05/31/12(U)	17.10	0.12	0 .62	0.74	0.16	0 .77	–	0.93	16.91
Balanced Class C
	11/30/07	18.01	0 .20	1 .13	1 .33	0 .21	0 .43	–	0 .64	18.70

	11/30/08	18.70	0 .18	(4 .61)	(4 .43)	0 .19	1 .11	–	1 .30	12.97

	11/30/09	12.97	0 .14	2 .55	2 .69	0 .16	–	–	0 .16	15.50
	11/30/10	15.50	0 .09	1 .12	1 .21	0 .10	–	–	0 .10	16.61
	11/30/11	16.61	0.12	0 .81	0.93	0.14	0 .25	–	0.39	17.15

	05/31/12(U)	17.15	0.05	0 .62	0.67	0.10	0 .77	–	0.87	16.95
Balanced Class I
	11/30/07(A)	18.43	0 .14	0 .26	0 .40	0 .12	–	–	0 .12	18.71

	11/30/08	18.71	0 .36	(4 .61)	(4 .25)	0 .43	1 .11	–	1 .54	12.92

	11/30/09	12.92	0 .21	2 .54	2 .75	0 .29	–	–	0 .29	15.38

	11/30/10	15.38	0 .24	1 .11	1 .35	0 .21	–	–	0 .21	16.52
	11/30/11	16.52	0.26	0 .80	1.06	0.29	0 .25	–	0.54	17.04

	05/31/12(U)	17.04	0.12	0 .62	0.74	0.17	0 .77	–	0.94	16.84
Capital Growth Class A

	11/30/07	19.82	0 .03	2 .83	2 .86	–	1 .36	–	1 .36	21.32
	11/30/08	21.32	0 .02	(7 .62)	(7 .60)	0 .02	1 .40	0 .18	1 .60	12.12

	11/30/09	12.12	0 .05	3 .73	3 .78	0 .02	–	–	0 .02	15.88

	11/30/10	15.88	0 .05	1 .62	1 .67	0 .03	–	–	0 .03	17.52

	11/30/11	17.52	0.07	1 .61	1.68	0.05	–	–	0.05	19.15

	05/31/12(U)	19.15	0.04	0 .18	0.22	0.07	0 .06	–	0.13	19.24
Capital Growth Class C

	11/30/07	19.62	(0 .29)	2 .70	2 .41	–	1 .36	–	1 .36	20.67
	11/30/08	20.67	(0 .22)	(7 .30)	(7 .52)	–	1 .40	0 .18	1 .58	11.57
	11/30/09	11.57	(0 .12)	3 .53	3 .41	–	–	–	–	14.98

	11/30/10	14.98	(0 .16)	1 .52	1 .36	–	–	–	–	16.34

	11/30/11	16.34	(0.15)	1 .51	1.36	–	–	–	–	17.70

	05/31/12(U)	17.70	(0.10)	0 .17	0.07	–	0 .06	–	0.06	17.71
Capital Growth Class I
	11/30/07(A)	20.32	0 .05	0 .98	1 .03	–	–	–	–	21.35

	11/30/08	21.35	0 .05	(7 .61)	(7 .56)	0 .10	1 .40	0 .18	1 .68	12.11
	11/30/09	12.11	0 .02	3 .71	3 .73	0 .06	–	–	0 .06	15.78

	11/30/10	15.78	0 .05	1 .62	1 .67	0 .03	–	–	0 .03	17.42

	11/30/11	17.42	0.08	1 .60	1.68	0.06	–	–	0.06	19.04

	05/31/12(U)	19.04	0.04	0 .18	0.22	0.07	0 .06	–	0.13	19.13

See notes to Financial Highlights at the end of the schedule.

60                                                                                       The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
	Net assets at	Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	end of	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	period (000	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

8 .60	$248,429	1 .10	1 .11	1 .11	2 .12	2 .12	138

(24 .65)	174,612	1 .13	1 .14	1 .14	2 .11	2 .11	90

22 .16	202,968	1 .20	1 .20	1 .20	1 .99	1 .99	80

8 .74	208,566	1 .14	1 .14	1 .14	1 .43	1 .43	160

6.46	207,922	1.13	1.13	1.13	1.49	1.49	162
4.48++	212,771	1 .13+	1 .13+	1.13+	1.38+	1.38+	59 ++

7 .56	7,757	2 .10	2 .11	2 .11	1 .13	1 .13	138

(25 .41)	5,633	2 .15	2 .15	2 .15	1 .10	1 .10	90

21 .00	9,963	2 .15	2 .15	2 .15	1 .00	1 .00	80

7 .86	11,628	1 .97	1 .97	1 .97	0 .60	0 .60	160

5.63	12,109	1.94	1.94	1.94	0.68	0.68	162
4.00++	14,677	1 .98+	1 .98+	1.98+	0.55+	0.55+	59 ++

2 .14++	3,618	0 .69+	0 .69+	0 .69+	2 .82+	2 .82+	138 ++

(24 .64)	2,629	1 .02	1 .02	1 .02	2 .22	2 .22	90

21 .69	3,225	1 .62	1 .62	1 .62	1 .56	1 .56	80

8 .87	3,501	1 .06	1 .06	1 .06	1 .51	1 .51	160

6.49	3,383	1.09	1.09	1.09	1.52	1.52	162
4.45++	2,749	1 .13+	1 .13+	1.13+	1.37+	1.37+	59 ++

15 .40	183,262	1 .27	1 .28	1 .28	0 .14	0 .14	24

(38 .47)	97,020	1 .33	1 .34	1 .34	0 .12	0 .12	19

31 .26	117,019	1 .45	1 .45	1 .45	0 .37	0 .37	26

10 .56	119,626	1 .32	1 .32	1 .32	0 .28	0 .28	24

9.61	120,395	1.30	1.30	1.30	0.37	0.37	11
1.15++#	114,033	1 .30+	1 .30+	1.30+	0.39+	0.39+	26 ++

13 .12	3,150	2 .83	2 .84	2 .84	(1 .42)	(1 .42)	24

(39 .34)	2,265	2 .80	2 .80	2 .80	(1 .34)	(1 .34)	19

29 .47	2,948	2 .79	2 .79	2 .79	(0 .98)	(0 .98)	26

9 .08	3,266	2 .64	2 .64	2 .64	(1 .03)	(1 .03)	24

8.32	3,087	2.54	2.54	2.54	(0 .88)	(0.88)	11
0.41++#	3,370	2 .77+	2 .77+	2.77+	(1.07)+	(1.07)+	26 ++

5 .07++	4,579	0 .84+	0 .85+	0 .85+	0 .88+	0 .88+	24 ++

(38 .37)	2,699	1 .19	1 .20	1 .20	0 .26	0 .26	19

30 .97	3,435	1 .65	1 .65	1 .65	0 .16	0 .16	26

10 .59	3,579	1 .27	1 .27	1 .27	0 .34	0 .34	24

9.66	4,566	1.27	1.27	1.27	0.41	0.41	11
1.17++#	3,879	1 .29+	1 .29+	1.29+	0.39+	0.39+	26 ++

The accompanying notes are an integral part of the financial statements.                                                                                                                                                        61

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Common Stock Class A
	11/30/07	$34.01	$0 .30	$3 .18	$3 .48	$0 .27	$1 .42	$1 .69	$35.80

	11/30/08	35.80	0 .28	(12 .34)	(12 .06)	0 .30	1 .84	2 .14	21.60

	11/30/09	21.60	0 .24	5 .61	5 .85	0 .24	–	0 .24	27.21
	11/30/10	27.21	0 .24	2 .38	2 .62	0 .22	–	0 .22	29.61

	11/30/11	29.61	0.31	1 .70	2.01	0.27	0 .02	0 .29	31.33
	05/31/12(U)	31.33	0.19	0 .95	1.14	0.19	0 .43	0 .62	31.85
Common Stock Class C
	11/30/07	33.20	(0 .03)	3 .09	3 .06	–	1 .42	1 .42	34.84

	11/30/08	34.84	0 .02	(12 .01)	(11 .99)	0 .02	1 .84	1 .86	20.99

	11/30/09	20.99	–	5 .47	5 .47	0 .05	–	0 .05	26.41

	11/30/10	26.41	(0 .01)	2 .32	2 .31	0 .02	–	0 .02	28.70
	11/30/11	28.70	0.05	1 .64	1.69	0.02	0 .02	0 .04	30.35
	05/31/12(U)	30.35	0.05	0 .93	0.98	0.07	0 .43	0 .50	30.83
Common Stock Class I

	11/30/07(B)	35.31	0 .27	0 .44	0 .71	0 .20	–	0 .20	35.82
	11/30/08	35.82	0 .42	(12 .35)	(11 .93)	0 .43	1 .84	2 .27	21.62

	11/30/09	21.62	0 .33	5 .62	5 .95	0 .34	–	0 .34	27.23

	11/30/10	27.23	0 .33	2 .39	2 .72	0 .34	–	0 .34	29.61

	11/30/11	29.61	0.43	1 .68	2.11	0.37	0 .02	0 .39	31.33
	05/31/12(U)	31.33	0.25	0 .96	1.21	0.25	0 .43	0 .68	31.86
Conservative Strategies Class A
	11/30/07	11.77	0 .38	0 .39	0 .77	0 .49	0 .19	0 .68	11.86

	11/30/08	11.86	0 .38	(2 .23)	(1 .85)	0 .37	0 .12	0 .49	9.52
	11/30/09	9.52	0 .32	1 .49	1 .81	0 .34	–	0 .34	10.99

	11/30/10	10.99	0 .23	0 .60	0 .83	0 .26	–	0 .26	11.56

	11/30/11	11.56	0.22	0 .22	0.44	0.26	–	0 .26	11.74
	05/31/12(U)	11.74	0.08	0 .22	0.30	0.12	–	0 .12	11.92
Conservative Strategies Class C
	11/30/07	11.74	0 .26	0 .41	0 .67	0 .38	0 .19	0 .57	11.84

	11/30/08	11.84	0 .28	(2 .22)	(1 .94)	0 .29	0 .12	0 .41	9.49

	11/30/09	9.49	0 .22	1 .51	1 .73	0 .26	–	0 .26	10.96
	11/30/10	10.96	0 .14	0 .60	0 .74	0 .17	–	0 .17	11.53

	11/30/11	11.53	0.14	0 .21	0.35	0.18	–	0 .18	11.70
	05/31/12(U)	11.70	0.04	0 .22	0.26	0.08	–	0 .08	11.88
Conservative Strategies Class I
	11/30/11(C)	11.73	0.21	0 .05	0.26	0.28	–	0 .28	11.71
	05/31/12(U)	11.71	0.08	0 .23	0.31	0.13	–	0 .13	11.89
Georgia Municipal Bond Class I

	10/31/07	9.85	0 .30	(0 .06)	0 .24	0 .30	0 .05	0 .35	9.74
	11/30/07(D)	9.74	0 .03	0 .08	0 .11	0 .03	–	0 .03	9.82

	11/30/08	9.82	0 .31	(0 .14)	0 .17	0 .30	0 .05	0 .35	9.64

	11/30/09	9.64	0 .30	0 .64	0 .94	0 .30	0 .02	0 .32	10.26

	11/30/10	10.26	0 .28	0 .01	0 .29	0 .28	0 .20	0 .48	10.07
	11/30/11	10.07	0.28	0 .21	0.49	0.27	0 .13	0 .40	10.16
	05/31/12(U)	10.16	0.14	0 .35	0.49	0.14	0 .14	0 .28	10.37

See notes to Financial Highlights at the end of the schedule.

62                                                                                       The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
		Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	Net assets at	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	end of period	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

10 .62	$1,110,318	1 .10	1 .10	1 .11	0 .88	0 .87	16

(35 .74)	669,694	1 .16	1 .16	1 .16	0 .93	0 .93	17

27 .36	820,777	1 .24	1 .24	1 .24	1 .03	1 .03	19

9 .69	848,513	1 .16	1 .16	1 .16	0 .85	0 .85	12

6.80#	932,204	1.12	1.12	1.12	0.99	0 .99	9
3.65++	1,042,579	1 .12+	1.12+	1.12+	1.15+	1 .15+	2++

9 .56	22,498	2 .06	2 .07	2 .07	(0 .08)	(0 .08)	16

(36 .30)	15,113	2 .03	2 .03	2 .03	0 .06	0 .06	17

26 .12	20,592	2 .25	2 .25	2 .25	0 .02	0 .02	19

8 .74	27,952	2 .05	2 .05	2 .05	(0 .03)	(0 .03)	12

5.90#	36,587	1.97	1.97	1.97	0.16	0 .16	9
3.23++	42,947	1 .97+	1.97+	1.97+	0.30+	0 .30+	2++

2 .02++	203,315	0 .71+	0 .71+	0 .72+	1 .33+	1 .32+	16 ++

(35 .45)	159,157	0 .72	0 .72	0 .72	1 .39	1 .39	17

27 .91	230,822	0 .82	0 .82	0 .82	1 .44	1 .44	19

10 .06	244,612	0 .83	0 .83	0 .83	1 .17	1 .17	12

7.16#	382,372	0.78	0.78	0.78	1.36	1 .36	9
3.86++	474,048	0 .77+	0.77+	0.77+	1.50+	1 .50+	2++

6 .77	38,193	1 .26	1 .28	1 .28	3 .21	3 .21	254

(16 .14)	65,919	1 .15	1 .16	1 .16	3 .45	3 .45	306

19 .51	76,374	1 .16	1 .16	1 .16	3 .15	3 .15	149

7 .68	91,218	1 .15	1 .15	1 .15	2 .05	2 .05	326

3.78	122,315	1.13	1.13	1.13	1.87	1 .87	330
2.54++	130,427	1 .14+	1.14+	1.14+	1.36+	1 .36+	140 ++

5 .82	7,479	2 .23	2 .25	2 .25	2 .24	2 .24	254

(16 .92)	10,836	1 .98	2 .00	2 .00	2 .58	2 .58	306

18 .55	16,764	2 .02	2 .02	2 .02	2 .22	2 .22	149

6 .82	32,056	1 .89	1 .89	1 .89	1 .29	1 .29	326

3.01	53,891	1.83	1.83	1.83	1.17	1 .17	330
2.25++	64,349	1 .82+	1.82+	1.82+	0.69+	0 .69+	140 ++

2.24++	4,611	1 .08+	1.08+	1.26+	1.84+	1 .66+	330 ++
2.59++	6,648	1 .14+	1.14+	1.36+	1.39+	1 .17+	140 ++

2 .46	32,900	0 .81	0 .81	0 .81	3 .07	3 .07	19

1 .11++	32,558	0 .61+	0 .62+	0 .62+	3 .33+	3 .33+	0 ++

1 .76	29,298	0 .68	0 .69	0 .69	3 .16	3 .16	11

9 .90	28,020	0 .69	0 .69	0 .69	2 .96	2 .96	21

2 .98	25,251	0 .71	0 .71	0 .71	2 .77	2 .77	16

5.07	21,428	0.67	0.67	0.67	2.76	2 .76	12
4.93++	18,534	0 .68+	0.68+	0.68+	2.65+	2 .65+	1++

The accompanying notes are an integral part of the  financial statements.                                                                                                                                                                   63

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Government Securities Class A
	11/30/07	$10.24	$0 .48	$0 .15	$0 .63	$0 .48	$–	$0 .48	$10.39

	11/30/08	10.39	0 .46	0 .19	0 .65	0 .47	–	0 .47	10.57

	11/30/09	10.57	0 .40	0 .62	1 .02	0 .44	–	0 .44	11.15
	11/30/10	11.15	0 .31	0 .31	0 .62	0 .37	0 .23	0 .60	11.17

	11/30/11	11.17	0.26	0 .05	0.31	0.35	0 .41	0.76	10.72
	05/31/12(U)	10.72	0.08	0 .16	0.24	0.18	–	0.18	10.78
Government Securities Class C
	11/30/07	10.24	0 .33	0 .13	0 .46	0 .32	–	0 .32	10.38

	11/30/08	10.38	0 .37	0 .19	0 .56	0 .37	–	0 .37	10.57

	11/30/09	10.57	0 .30	0 .63	0 .93	0 .35	–	0 .35	11.15

	11/30/10	11.15	0 .22	0 .32	0 .54	0 .28	0 .23	0 .51	11.18
	11/30/11	11.18	0.18	0 .04	0.22	0.27	0 .41	0.68	10.72
	05/31/12(U)	10.72	0.04	0 .17	0.21	0.14	–	0.14	10.79
Government Securities Class I
	11/30/07(B)	10.26	0 .29	0 .13	0 .42	0 .29	–	0 .29	10.39
	11/30/08	10.39	0 .50	0 .18	0 .68	0 .50	–	0 .50	10.57

	11/30/09	10.57	0 .44	0 .61	1 .05	0 .47	–	0 .47	11.15

	11/30/10	11.15	0 .34	0 .30	0 .64	0 .39	0 .23	0 .62	11.17

	11/30/11	11.17	0.29	0 .04	0.33	0.37	0 .41	0.78	10.72
	05/31/12(U)	10.72	0.10	0 .16	0.26	0.20	–	0.20	10.78
Growth Leaders Class A
	11/30/07	11.16	(0 .01)	2 .15	2 .14	0 .01	–	0 .01	13.29
	11/30/08	13.29	(0 .04)	(4 .44)	(4 .48)	–	0 .39	0 .39	8.42
	11/30/09	8.42	0 .01	2 .29	2 .30	–	–	–	10.72
	11/30/10	10.72	0 .02	0 .77	0 .79	0 .01	–	0 .01	11.50
	11/30/11	11.50	–	0 .66	0.66	0.01	–	0.01	12.15
	05/31/12(U)	12.15	(0.01)	0 .27	0.26	–	–	–	12.41
Growth Leaders Class C
	11/30/07	11.08	(0 .31)	2 .09	1 .78	–	–	–	12.86
	11/30/08	12.86	(0 .20)	(4 .25)	(4 .45)	–	0 .39	0 .39	8.02
	11/30/09	8.02	(0 .10)	2 .17	2 .07	–	–	–	10.09
	11/30/10	10.09	(0 .11)	0 .71	0 .60	–	–	–	10.69
	11/30/11	10.69	(0.16)	0 .62	0.46	–	–	–	11.15
	05/31/12(U)	11.15	(0.12)	0 .26	0.14	–	–	–	11.29
Growth Leaders Class I
	11/30/07(A)	12.45	0 .02	0 .84	0 .86	–	–	–	13.31
	11/30/08	13.31	(0 .10)	(4 .63)	(4 .73)	–	0 .39	0 .39	8.19
	11/30/09	8.19	0 .02	2 .23	2 .25	–	–	–	10.44
	11/30/10	10.44	0 .03	0 .75	0 .78	–	–	–	11.22
	11/30/11	11.22	0.03	0 .64	0.67	0.03	–	0.03	11.86
	05/31/12(U)	11.86	0.01	0 .26	0.27	–	–	–	12.13

See notes to Financial Highlights at the end of the schedule.

64                                                                             The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
	Net assets at	Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	end of	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	period (000	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

6 .36	$249,248	0 .98	0 .99	0 .99	4 .70	4 .70	464

6 .36	394,255	0 .95	0 .96	0 .96	4 .43	4 .43	458

9 .83	606,365	0 .91	0 .91	0 .91	3 .67	3 .67	283

5 .85	630,098	0 .83	0 .83	0 .83	2 .82	2 .82	649

2.99	677,462	0.80	0.80	0.80	2.42	2.42	688
2.29++	815,771	0.81+	0 .81+	0.81+	1.55+	1.55+	229 ++

4 .56	5,035	2 .35	2 .36	2 .36	3 .30	3 .30	464

5 .47	15,695	1 .84	1 .85	1 .85	3 .54	3 .54	458

8 .91	68,428	1 .71	1 .71	1 .71	2 .75	2 .75	283

5 .08	91,383	1 .59	1 .59	1 .59	2 .03	2 .03	649

2.11	84,985	1.59	1.59	1.59	1.65	1.65	688
2.00++	109,077	1.60+	1 .60+	1.60+	0.75+	0.75+	229 ++

4 .18++	111,921	0 .63+	0 .64+	0 .64+	4 .92+	4 .92+	464 ++

6 .73	103,801	0 .60	0 .60	0 .60	4 .78	4 .78	458

10 .18	96,802	0 .63	0 .63	0 .63	4 .02	4 .02	283

6 .12	82,552	0 .60	0 .60	0 .60	3 .07	3 .07	649

3.22	69,001	0.57	0.57	0.57	2.71	2.71	688
2.42++	108,667	0.58+	0 .58+	0.58+	1.77+	1.77+	229 ++

19 .14	17,783	1 .45	1 .48	1 .73	(0 .19)	(0 .44)	75

(34 .72)	17,966	1 .45	1 .47	1 .64	(0 .31)	(0 .48)	34

27 .32	30,438	1 .59	1 .59	1 .67	0 .14	0 .06	42

7 .36	30,853	1 .59	1 .59	1 .59	0 .17	0 .17	41

5.77	24,510	1.58	1.58	1.58	(0.01)	(0.01)	27
2.14++	23,119	1.64+	1 .64+	1.64+	(0.15)+	(0.15)+	29 ++

16 .06	1,580	3 .89	3 .92	4 .17	(2 .58)	(2 .84)	75

(35 .68)	1,729	2 .92	2 .94	3 .10	(1 .78)	(1 .95)	34

25 .81	2,533	2 .83	2 .83	2 .92	(1 .10)	(1 .19)	42

5 .95	2,321	2 .88	2 .88	2 .88	(1 .11)	(1 .11)	41

4.30	1,509	2.99	2.99	2.99	(1.42)	(1.42)	27
1.26++	1,385	3.47+	3 .47+	3.47+	(1.98)+	(1.98)+	29 ++

6 .91++	265	1 .05+	1 .07+	1 .32+	0 .55+	0 .30+	75 ++

(36 .60)	4,026	2 .16	2 .17	2 .34	(1 .04)	(1 .20)	34

27 .47	3,191	1 .54	1 .54	1 .58	0 .21	0 .18	42

7 .49	3,466	1 .45	1 .45	1 .45	0 .33	0 .33	41

5.96	4,765	1.38	1.38	1.38	0.23	0.23	27
2.28++	4,651	1.37+	1 .37+	1.37+	0.12+	0.12+	29 ++

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                                              65

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
International Equity Class A
	11/30/07	$22.00	$0 .20	$3 .58	$3 .78	$0 .18	$1 .89	$2 .07	$23.71

	11/30/08	23.71	0 .23	(10 .65)	(10 .42)	0 .20	1 .98	2 .18	11.11

	11/30/09	11.11	0 .13	4 .34	4 .47	0 .22	–	0 .22	15.36
	11/30/10	15.36	0 .12	1 .00	1 .12	0 .17	–	0 .17	16.31

	11/30/11	16.31	0.19	(1.15)	(0.96)	0.32	–	0 .32	15.03
	05/31/12(U)	15.03	0.13	(0.86)	(0.73)	0.16	–	0 .16	14.14
International Equity Class C
	11/30/07	21.53	(0 .02)	3 .49	3 .47	–	1 .89	1 .89	23.11

	11/30/08	23.11	0 .03	(10 .35)	(10 .32)	0 .01	1 .98	1 .99	10.80

	11/30/09	10.80	(0 .05)	4 .24	4 .19	0 .01	–	0 .01	14.98

	11/30/10	14.98	(0 .10)	0 .97	0 .87	–	–	–	15.85
	11/30/11	15.85	(0.05)	(1.11)	(1.16)	0.10	–	0 .10	14.59
	05/31/12(U)	14.59	0.01	(0.84)	(0.83)	–	–	–	13.76
International Equity Class I

	11/30/07(A)	21.69	0 .05	2 .00	2 .05	–	–	–	23.74
	11/30/08	23.74	0 .29	(10 .63)	(10 .34)	0 .32	1 .98	2 .30	11.10

	11/30/09	11.10	0 .17	4 .31	4 .48	0 .28	–	0 .28	15.30

	11/30/10	15.30	0 .17	1 .00	1 .17	0 .21	–	0 .21	16.26

	11/30/11	16.26	0.23	(1.13)	(0.90)	0.37	–	0 .37	14.99
	05/31/12(U)	14.99	0.18	(0.87)	(0.69)	0.24	–	0 .24	14.06
Mid Cap Class A
	11/30/07	16.95	(0 .12)	2 .83	2 .71	–	–	–	19.66

	11/30/08	19.66	(0 .15)	(8 .85)	(9 .00)	–	–	–	10.66
	11/30/09	10.66	(0 .08)	2 .88	2 .80	–	–	–	13.46

	11/30/10	13.46	(0 .09)	2 .79	2 .70	–	–	–	16.16

	11/30/11	16.16	(0.11)	1.83	1.72	–	–	–	17.88
	05/31/12(U)	17.88	(0.06)	0.54	0.48	–	–	–	18.36
Mid Cap Class C
	11/30/07	15.57	(0 .33)	2 .58	2 .25	–	–	–	17.82

	11/30/08	17.82	(0 .31)	(7 .95)	(8 .26)	–	–	–	9.56

	11/30/09	9.56	(0 .25)	2 .55	2 .30	–	–	–	11.86
	11/30/10	11.86	(0 .28)	2 .43	2 .15	–	–	–	14.01

	11/30/11	14.01	(0.30)	1.58	1.28	–	–	–	15.29
	05/31/12(U)	15.29	(0.16)	0.45	0.29	–	–	–	15.58
Mid Cap Class I
	11/30/07(A)	18.58	(0 .02)	1 .13	1 .11	–	–	–	19.69

	11/30/08	19.69	(0 .07)	(8 .90)	(8 .97)	–	–	–	10.72

	11/30/09	10.72	(0 .04)	2 .89	2 .85	–	–	–	13.57

	11/30/10	13.57	(0 .04)	2 .83	2 .79	–	–	–	16.36
	11/30/11	16.36	(0.05)	1.85	1.80	–	–	–	18.16
	05/31/12(U)	18.16	(0.02)	0.53	0.51	–	–	–	18.67

See notes to Financial Highlights at the end of the schedule.

66                                                                                            The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
		Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Net assets at		expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
Total return	end of period	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

18 .72	$159,017	1 .36	1 .37	1 .37	1 .00	1 .00	31

(48 .11)	114,641	1 .45	1 .45	1 .45	1 .31	1 .31	43

40 .97	148,091	1 .60	1 .60	1 .60	1 .05	1 .05	17

7 .35	151,462	1 .45	1 .45	1 .45	0 .77	0 .77	20

(6.11)	111,332	1.43	1.43	1 .43	1.16	1.16	28
(4 .87)++	99,689	1.46+	1.46+	1 .46+	1.74+	1.74+	14 ++

17 .47	8,173	2 .41	2 .43	2 .43	(0 .07)	(0 .07)	31

(48 .58)	3,363	2 .42	2 .43	2 .43	0 .15	0 .15	43

38 .87	3,622	3 .10	3 .10	3 .10	(0 .41)	(0 .41)	17

5 .81	3,736	2 .89	2 .89	2 .89	(0 .68)	(0 .68)	20

(7.42)	3,207	2.89	2.89	2 .89	(0.30)	(0.30)	28
(5 .69)++	2,781	3.07+	3.07+	3 .07+	0.09+	0.09+	14 ++

9 .45++	10,124	0 .85+	0 .85+	0 .85+	0 .86+	0 .86+	31 ++

(47 .92)	5,596	1 .03	1 .04	1 .04	1 .61	1 .61	43

41 .33	7,646	1 .34	1 .34	1 .34	1 .34	1 .34	17

7 .74	8,218	1 .08	1 .08	1 .08	1 .13	1 .13	20

(5.77)	26,691	1.05	1.05	1 .05	1.42	1.42	28
(4 .64)++	25,269	0.94+	0.94+	0 .94+	2.30+	2.30+	14 ++

15 .99	140,380	1 .34	1 .36	1 .36	(0 .63)	(0 .63)	85

(45 .78)	70,098	1 .44	1 .45	1 .45	(0 .86)	(0 .86)	82

26 .27	74,507	1 .67	1 .67	1 .67	(0 .67)	(0 .67)	63

20 .06	85,756	1 .50	1 .50	1 .50	(0 .64)	(0 .64)	33

10 .64#	86,126	1.43	1.43	1 .43	(0.61)	(0.61)	42
2.68++	85,715	1.43+	1.43+	1 .43+	(0.60)+	(0.60)+	13 ++

14 .45	4,997	2 .64	2 .65	2 .65	(1 .95)	(1 .95)	85

(46 .35)	2,203	2 .57	2 .57	2 .57	(1 .99)	(1 .99)	82

24 .06	2,383	3 .36	3 .36	3 .36	(2 .35)	(2 .35)	63

18 .13	2,689	3 .07	3 .07	3 .07	(2 .21)	(2 .21)	33

9.14#	3,724	2.80	2.80	2 .80	(1.98)	(1.98)	42
1.90++	4,096	2.87+	2.87+	2 .87+	(2.04)+	(2.04)+	13 ++

5 .97++	9,406	0 .85+	0 .85+	0 .85+	(0 .38)+	(0 .38)+	85 ++

(45 .56)	4,551	0 .98	0 .99	0 .99	(0 .40)	(0 .40)	82

26 .59	5,611	1 .36	1 .36	1 .36	(0 .36)	(0 .36)	63

20 .56	6,543	1 .10	1 .10	1 .10	(0 .25)	(0 .25)	33

11 .00#	7,086	1.09	1.09	1 .09	(0.28)	(0 .28)	42

2.81++	7,108	1.09+	1.09+	1 .09+	(0.25)+	(0.25)+	13 ++

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                            67

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends		Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net		(from			Net asset
Share	(period	beginning	income	realized and	investment	investment		realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)		gains)	capital	distributions	of period
Mid Cap II^ Class A
	10/31/07	$15.77	$0 .07	$3 .84	$3 .91		$–	$0 .95	$–	$0 .95	$18.73

	11/30/07(D)	18.73	–	(1 .37)	(1 .37)		–	–	–	–	17.36

	11/30/08	17.36	0 .02	(6 .78)	(6 .76)		0 .12	1 .83	–	1 .95	8.65
	11/30/09	8.65	(0 .03)	2 .96	2 .93		0 .02	–	0 .02	0 .04	11.54

	11/30/10	11.54	0 .18	1 .67	1 .85		–	–	–	–	13.39

	11/30/11	13.39	(0.04)	0.98	0.94		0.21	–	–	0 .21	14.12

	05/31/12(U)	14.12	(0.02)	0.03	0.01		–	–	–	–	14.13
Mid Cap II^ Class C
	10/31/07	15.33	(0 .05)	3 .71	3 .66		–	0 .95	–	0 .95	18.04

	11/30/07(D)	18.04	–	(1 .33)	(1 .33)		–	–	–	–	16.71
	11/30/08	16.71	(0 .08)	(6 .49)	(6 .57)		0 .05	1 .83	–	1 .88	8.26
	11/30/09	8.26	(0 .08)	2 .82	2 .74		–	–	–	–	11.00

	11/30/10	11.00	0 .10	1 .58	1 .68		–	–	–	–	12.68

	11/30/11	12.68	(0.12)	0.91	0.79		0.12	–	–	0.12	13.35

	05/31/12(U)	13.35	(0.07)	0.03	(0.04)		–	–	–	–	13.31
Mid Cap II^ Class I
	10/31/07	15.89	0 .16	3 .85	4 .01		–	0 .95	–	0 .95	18.95

	11/30/07(D)	18.95	0 .02	(1 .39)	(1 .37)		–	–	–	–	17.58
	11/30/08	17.58	0 .09	(6 .88)	(6 .79)		0 .16	1 .83	–	1 .99	8.80

	11/30/09	8.80	0 .05	3 .00	3 .05		0 .04	–	0 .04	0 .08	11.77

	11/30/10	11.77	0 .25	1 .71	1 .96		–	–	–	–	13.73

	11/30/11	13.73	0.05	0.99	1.04		0.28	–	–	0.28	14.49

	05/31/12(U)	14.49	0.02	0.03	0.05		0.04	–	–	0.04	14.50
Short Maturity Government Class A
	11/30/07	9.01	0 .37	0 .08	0 .45		0 .42	–	–	0 .42	9.04

	11/30/08	9.04	0 .37	0 .02	0 .39		0 .40	–	–	0 .40	9.03
	11/30/09	9.03	0 .26	0 .37	0 .63		0 .32	–	–	0 .32	9.34

	11/30/10	9.34	0 .16	0 .04	0 .20		0 .25	–	–	0 .25	9.29

	11/30/11	9.29	0.11	0.01	0.12		0.21	–	–	0.21	9.20

	05/31/12(U)	9.20	0.03	0.01	0.04		0.09	–	–	0.09	9.15
Short Maturity Government Class S
	11/30/07	9.01	0 .33	0 .08	0 .41		0 .38	–	–	0 .38	9.04

	11/30/08	9.04	0 .33	0 .02	0 .35		0 .36	–	–	0 .36	9.03
	11/30/09	9.03	0 .21	0 .38	0 .59		0 .28	–	–	0 .28	9.34
	11/30/10	9.34	0 .12	0 .04	0 .16		0 .21	–	–	0 .21	9.29

	11/30/11	9.29	0.07	0.01	0.08		0.17	–	–	0.17	9.20

	05/31/12(U)	9.20	0.02	–	0.02		0.07	–	–	0.07	9.15

See notes to Financial Highlights at the end of the schedule.

68                                                                                The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
	Net assets at	Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	end of	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	period (000	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

25 .87	$23,604	1 .55	1 .55	1 .59	0 .38	0 .42	33

(7 .31)++	24,778	1 .80+	1 .81+	1 .81+	0 .09+	0 .09+	3 ++

(43 .72)	70,040	1 .50	1 .50	1 .50	0 .18	0 .18	44

34 .00	82,871	1 .68	1 .68	1 .68	(0 .29)	(0 .29)	50

16 .03	80,419	1 .49	1 .49	1 .49	1 .47	1 .47	53

7.02	43,843	1 .46	1.46	1 .48	(0.29)	(0.30)	95
0.07++	36,190	1.43+	1.43+	1 .53+	(0 .22)+	(0.32)+	119 ++

24 .93	13,321	2 .16	2 .17	2 .20	(0 .30)	(0 .27)	33

(7 .37)++	14,248	2 .03+	2 .04+	2 .04+	(0 .11)+	(0 .11)+	3 ++

(44 .16)	14,800	2 .22	2 .23	2 .23	(0 .58)	(0 .58)	44

33 .17	17,241	2 .32	2 .32	2 .32	(0 .92)	(0 .92)	50

15 .27	16,413	2 .15	2 .15	2 .15	0 .82	0 .82	53

6.26	13,688	2 .16	2.16	2 .18	(0.90)	(0.92)	95
(0 .30)++	11,236	2.21+	2.21+	2 .31+	(1 .00)+	(1.10)+	119 ++

26 .36	104,614	1 .00	1 .00	1 .03	0 .92	0 .95	33

(7 .23)++	92,938	0 .89+	0 .90+	0 .90+	0 .97+	0 .97+	3 ++

(43 .43)	73,377	0 .93	0 .94	0 .94	0 .67	0 .67	44

34 .97	83,517	0 .92	0 .92	0 .92	0 .48	0 .48	50

16 .65	73,321	0 .94	0 .94	0 .94	2 .00	2 .00	53

7.63	64,491	0 .95	0.95	0 .98	0 .30	0.28	95
0.33++	43,713	0.94+	0.94+	1 .04+	0 .29+	0.18+	119 ++

5 .16	147,329	1 .07	1 .09	1 .09	4 .17	4 .17	21

4 .43	178,815	1 .03	1 .04	1 .04	4 .03	4 .03	58

7 .05	778,020	0 .93	0 .93	0 .93	2 .85	2 .85	52

2 .12	1,068,841	0 .84	0 .84	0 .84	1 .76	1 .76	47

1.27	887,005	0 .84	0.84	0 .84	1 .19	1.19	42
0.47++	694,637	0.85+	0.85+	0 .85+	0 .72+	0.72+	17 ++

4 .60	6,873	1 .58	1 .59	1 .59	3 .66	3 .66	21

3 .95	37,624	1 .44	1 .45	1 .45	3 .59	3 .59	58

6 .61	1,077,049	1 .34	1 .34	1 .34	2 .26	2 .26	52

1 .70	2,495,441	1 .26	1 .26	1 .26	1 .30	1 .30	47

0.85	2,068,558	1 .25	1.25	1 .25	0 .79	0.79	42
0.26++	1,847,229	1.25+	1.25+	1 .25+	0 .33+	0.33+	17 ++

The accompanying notes are an integral part of the financial statements.                                                                                                                                                                              69

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	capital	distributions	of period
Small Company Class A
	11/30/07	$8.51	$–	$0 .66	$0 .66	$–	$0 .97	$–	$0 .97	$8.20

	11/30/08	8.20	(0 .03)	(2 .60)	(2 .63)	–	0 .81	0 .01	0 .82	4.75

	11/30/09	4.75	(0 .02)	1 .22	1 .20	–	–	–	–	5.95
	11/30/10	5.95	(0 .02)	1 .35	1 .33	–	–	–	–	7.28

	11/30/11	7.28	(0.04)	0 .71	0.67	–	–	–	–	7.95

	05/31/12(U)	7.95	–	0 .29	0.29	–	0 .69	–	0.69	7.55
Small Company Class C
	11/30/07	8.05	(0 .06)	0 .62	0 .56	–	0 .97	–	0 .97	7.64

	11/30/08	7.64	(0 .08)	(2 .39)	(2 .47)	–	0 .81	0 .01	0 .82	4.35

	11/30/09	4.35	(0 .05)	1 .11	1 .06	–	–	–	–	5.41
	11/30/10	5.41	(0 .07)	1 .23	1 .16	–	–	–	–	6.57
	11/30/11	6.57	(0.09)	0 .64	0.55	–	–	–	–	7.12

	05/31/12(U)	7.12	(0.02)	0 .25	0.23	–	0 .69	–	0.69	6.66
Small Company Class I
	11/30/07(B)	8.06	–	0 .15	0 .15	–	–	–	–	8.21

	11/30/08	8.21	–	(2 .61)	(2 .61)	–	0 .81	0 .01	0 .82	4.78

	11/30/09	4.78	0 .01	1 .23	1 .24	–	–	–	–	6.02

	11/30/10	6.02	0 .01	1 .37	1 .38	–	–	–	–	7.40
	11/30/11	7.40	–	0 .71	0.71	–	–	–	–	8.11

	05/31/12(U)	8.11	0.02	0 .29	0.31	–	0 .69	–	0.69	7.73
Sustainable Core Opportunities Class A

	06/30/07(E)	12.74	0 .04	2 .58	2 .62	0 .05	–	–	0 .05	15.31
	06/30/08	15.31	0 .03	(2 .45)	(2 .42)	0 .04	–	–	0 .04	12.85

	11/30/08(F)	12.85	0 .02	(4 .27)	(4 .25)	–	–	–	–	8.60

	11/30/09	8.60	0 .04	2 .29	2 .33	0 .04	–	–	0 .04	10.89

	11/30/10	10.89	0 .04	1 .03	1 .07	0 .04	–	–	0 .04	11.92
	11/30/11	11.92	0.06	0 .63	0.69	0.04	–	–	0.04	12.57

	05/31/12(U)	12.57	0.05	0 .51	0.56	0.06	–	–	0.06	13.07
Sustainable Core Opportunities Class I

	06/30/07(E)	12.72	0 .10	2 .59	2 .69	0 .07	–	–	0 .07	15.34
	06/30/08	15.34	0 .08	(2 .44)	(2 .36)	0 .13	–	–	0 .13	12.85

	11/30/08(F)	12.85	0 .04	(4 .27)	(4 .23)	–	–	–	–	8.63

	11/30/09	8.63	0 .09	2 .30	2 .39	0 .07	–	–	0 .07	10.95
	11/30/10	10.95	0 .08	1 .03	1 .11	0 .09	–	–	0 .09	11.97
	11/30/11	11.97	0.10	0 .64	0.74	0.09	–	–	0.09	12.62

	05/31/12(U)	12.62	0.06	0 .52	0.58	0.11	–	–	0.11	13.09
Sustainable Mid Cap Opportunities^^ Class A
	06/30/07	16.40	(0 .12)	2 .30	2 .18	–	–	–	–	18.58

	06/30/08	18.58	(0 .23)	(1 .67)	(1 .90)	–	–	–	–	16.68

	11/30/08(F)	16.68	(0 .06)	(7 .26)	(7 .32)	–	–	–	–	9.36

	11/30/09	9.36	(0 .09)	2 .71	2 .62	–	0 .60	–	0 .60	11.38
	11/30/10	11.38	(0 .08)	2 .70	2 .62	–	–	–	–	14.00

	11/30/11	14.00	(0.09)	1 .52	1.43	–	–	–	–	15.43

	05/31/12(U)	15.43	(0.04)	0 .01	(0.03)	–	–	–	–	15.40
Sustainable Mid Cap Opportunities^^ Class I
	06/30/07	17.11	(0 .05)	2 .42	2 .37	–	–	–	–	19.48

	06/30/08	19.48	(0 .14)	(1 .77)	(1 .91)	–	–	–	–	17.57

	11/30/08(F)	17.57	(0 .08)	(7 .65)	(7 .73)	–	–	–	–	9.84

	11/30/09	9.84	(0 .23)	2 .81	2 .58	–	0 .60	–	0 .60	11.82
	11/30/10	11.82	(0 .18)	2 .79	2 .61	–	–	–	–	14.43

	11/30/11	14.43	(0.10)	1 .59	1.49	–	–	–	–	15.92

	05/31/12(U)	15.92	(0.04)	–	(0.04)	–	–	–	–	15.88

70                                                                                                        The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
		Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	Net assets at	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	end of period	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

8 .74	$1,223,641	1 .13	1 .13	1 .13	(0 .01)	(0 .01)	47
(35 .47)	721,874	1 .22	1 .22	1 .22	(0 .48)	(0 .48)	45
25 .26	1,047,330	1 .28	1 .28	1 .28	(0 .31)	(0 .31)	30
22 .35	1,122,623	1 .17	1 .17	1 .17	(0 .37)	(0 .37)	32
9.20	1,093,043	1.10	1.10	1.10	(0.44)	(0 .44)	37
3.97++	1,021,662	1.11+	1.11+	1.11+	0.10+	0 .10+	12 ++

7 .88	186,560	1 .97	1 .98	1 .98	(0 .87)	(0 .87)	47
(36 .04)	113,843	1 .99	1 .99	1 .99	(1 .25)	(1 .25)	45
24 .37	153,790	2 .12	2 .12	2 .12	(1 .14)	(1 .14)	30
21 .44	166,931	1 .93	1 .93	1 .93	(1 .14)	(1 .14)	32
8.37	153,765	1.85	1.85	1.85	(1.20)	(1 .20)	37
3.56++	148,421	1.85+	1.85+	1.85+	(0.64)+	(0 .64)+	12 ++

1 .86++	53,029	0 .75+	0 .76+	0 .76+	(0 .07)+	(0 .07)+	47 ++
(35 .16)	154,663	0 .82	0 .83	0 .83	(0 .02)	(0 .02)	45
25 .94	624,302	0 .76	0 .76	0 .76	0 .19	0 .19	30
22 .92	924,047	0 .72	0 .72	0 .72	0 .08	0 .08	32
9.59	1,153,094	0.68	0.68	0.68	(0.03)	(0 .03)	37
4.15++	1,113,546	0.75+	0.75+	0.75+	0.47+	0 .47+	12 ++

20 .63	56,385	1 .29	1 .29	1 .61	0 .37	0 .05	40
(15 .84)	251,146	1 .21	1 .21	1 .37	0 .18	0 .02	82
(33 .07)++	157,704	1 .27+	1 .28+	1 .35+	0 .48+	0 .41+	6 ++
27 .27	180,582	1 .47	1 .47	1 .50	0 .39	0 .36	12
9 .80	179,907	1 .35	1 .35	1 .35	0 .34	0 .34	11
5.79	172,858	1.34	1.34	1.34	0.45	0 .45	7
4.48++	173,371	1.32+	1.32+	1.32+	0.69+	0 .69+	0 ++

21 .16	7,785	0 .90	0 .90	1 .14	0 .78	0 .54	40
(15 .50)	60,428	0 .80	0 .80	0 .93	0 .57	0 .44	82
(32 .84)++	11,347	0 .76+	0 .76+	0 .85+	0 .93+	0 .84+	6 ++
27 .99	11,189	0 .86	0 .86	0 .96	1 .00	0 .90	12
10 .18	10,479	0 .95	0 .95	0 .95	0 .73	0 .73	11
6.15	8,483	1.00	1.00	1.00	0.79	0 .79	7
4.63++	7,745	1.07+	1.07+	1.07+	0.93+	0 .93+	0 ++

13 .29	177,514	1 .88	1 .88	1 .88	(0 .72)	(0 .72)	48
(10 .23)	164,005	1 .75	1 .75	1 .77	(1 .30)	(1 .32)	113
(43 .88)++	87,026	1 .45+	1 .45+	1 .45+	(1 .01)+	(1 .01)+	39 ++
29 .99	100,590	1 .61	1 .61	1 .61	(0 .94)	(0 .94)	29
23 .02	110,749	1 .42	1 .42	1 .42	(0 .64)	(0 .64)	11
10 .21	109,185	1.39	1.39	1.39	(0.62)	(0 .62)	8
(0.19)++	103,877	1.38+	1.38+	1.38+	(0.49)+	(0 .49)+	91 ++

13 .85	515	1 .38	1 .38	1 .38	(0 .29)	(0 .29)	48
(9 .80)	2,012	1 .20	1 .20	1 .20	(0 .78)	(0 .78)	113
(44 .00)++	975	1 .74+	1 .75+	1 .75+	(1 .31)+	(1 .31)+	39 ++
28 .00	1,119	2 .85	2 .85	2 .85	(2 .18)	(2 .18)	29
22 .08	1,767	2 .14	2 .14	2 .26	(1 .37)	(1 .49)	11
10 .33	1,805	1.38	1.38	1.76	(0.62)	(0 .99)	8
(0.25)++	1,788	1.38+	1.38+	1.92+	(0.48)+	(1 .02)+	91 ++

The accompanying notes are an integral part of the financial statements.                                                                                                                                                     71

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations . Less Distributions .

				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
	Fiscal year	value,	investment	securities (both	Total from	from ( net	(from		Net asset
Fund/ Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Total Return Bond Class A
	11/30/11(C)	10.00	0.24	0.18	0 .42	0.28	–	0 .28	10.14
	05/31/12(U)	10.14	0.11	0.55	0 .66	0.14	0 .18	0 .32	10.48
Total Return Bond Class C
	11/30/11(C)	10.00	0.23	0.18	0 .41	0.28	–	0 .28	10.13
	05/31/12(U)	10.13	0.09	0.56	0 .65	0.13	0 .18	0 .31	10.47
Total Return Bond Class I
	11/30/11(C)	10.00	0.25	0.19	0 .44	0.30	–	0 .30	10.14
	05/31/12(U)	10.14	0.12	0.55	0 .67	0.14	0 .18	0 .32	10.49

 *  Total  return  is  calculated  assuming  an  initial  investment  made  at  the  net  asset  value  at  the  beginning  of  the  period,  reinvestment  of  all  distributions  at  net  asset  value  during  the  period,  and  a  redemption  on  the  last  day  of  the  period.  Neither  an  initial  sales  charge  nor  a  CDSC  is  reflected  in  the  calculation  of  total  return.  Total  returns  would  have  been  lower  in  applicable  years  where  the  Advisor  had  not  waived  a  portion  of  its  fee.

**  The  ratios  do  not  include  a  reduction  of  expenses  for  custodian  fee  credits  on  cash  balances  maintained  with  the  custodian,  if  applicable.

***  Expense  reductions  are  comprised  of  the  contractual  and  voluntary  expense  reimbursements  as  described  in  Note  (3),  if  applicable.

+    Annualized.

++  Not  Annualized.

(A)  Commenced  operations  August  27,  2007.

(B)  Commenced  operations  May  4,  2007.

(C)  Commenced  operations  December  17,  2010.

(D)  The  fiscal  year  end  for  the  Sentinel  Georgia  Municipal  Bond  and  Sentinel  Mid  Cap  II  Funds  changed  from  October  31st    to  November  30th    following  the  October  31,  2007  Annual  Report.  Information  for  the  Sentinel  Georgia  Municipal  Bond  Fund  prior  to  May  5,  2007  is  based  on  the  predecessor  Synovus  Georgia  Municipal  Bond  Fund,  and  information  for  the  Sentinel  Mid  Cap  II  Fund  prior  to  May  5,  2007  is  based  on  the  predecessor  Synovus  Mid  Cap  Value  Fund.

(E)  Per  share  net  investment  income  (loss)  and  net  realized  and  unrealized  gains  (losses)  calculated  using  the  SEC  method.

(F)  The  fiscal  year  end  for  the  Sentinel  Sustainable  Core  Opportunities  Fund  and  Sentinel  Sustainable  Mid  Cap  Opportunities  Fund  changed  from  June  30th  to  November  30th  following  the  June  30,  2008  Annual  Report.  Information  for  the  Sentinel  Sustainable  Core  Opportunities  Fund  prior  to  April  5,  2008  is  based  on  the  predecessor  Citizens  Value  Fund,  and  information  for  the  Sentinel  Sustainable  Mid  Cap  Opportunities  Fund  prior  to  April  5,  2008  is  based  on  the  predecessor  Citizens  Emerging  Growth  Fund.

(U)  Unaudited.

^  Name  change.  Formerly  known  as  Sentinel  Mid  Cap  Value  Fund  prior  to  January  13,  2012.

^^  Name  change.    Formerly  known  as  Sentinel  Sustainable  Growth  Opportunities  Fund  prior  to  March  29,  2012.

 #  Includes  the  impact  of  proceeds  received  and  credited  to  the  Funds  resulting  from  class  action  settlements,  which  enhanced  the  performance  for  the  Sentinel  Common  Stock  Fund  Class  A  by  0.04%,  Sentinel  Common  Stock  Fund  Class  C  by  0.07%,  Sentinel  Common  Stock  Fund  Class  I  by  0.04%,  Sentinel  Mid  Cap  Fund  Class  A  by  0.08%,  Sentinel  Mid  Cap  Fund  Class  C  by  0.08%  and  Sentinel  Mid  Cap  Fund  Class  I  by  0.06%  for  the  fiscal  year  ended  November  30,  2011;  and  Sentinel  Capital  Growth  Fund  Class  A  by  0.15%,  Sentinel  Capital  Growth  Fund  Class  C  by  0.11%  and  Sentinel  Capital  Growth  Fund  Class  I  by  0.16%  for  the  fiscal  six  months  ended  May  31,  2012.  Per  share  net  investment  (income)  loss  and  net  realized  and  unrealized  gains  (losses)  for  each  Fund  are  calculated  utilizing  the  average  shares  method  unless  otherwise  noted.

Amounts  designated  as  “- “  are  either  zero  or  represent  less  than  $0.005  or  $(0.005).

72                                                                                                                The accompanying notes are an integral part of the financial statements.

Financial Highlights

			Ratios/Supplemental Data

			Ratio of expenses	Ratio of expenses to		Ratio of net investment
		Ratio of	to average net	average net assets before	Ratio of net	income (loss) to average net
Total	Net assets at	expenses to	assets before	contractual and	investment income	assets before contractual and	Portfolio
return	end of period	average net	custodian fee	voluntary expense	(loss) to average	voluntary expense	turnover
(%)*	(000 omitted)	assets (%)	credits (%)**	reimbursements (%)***	net assets (%)	reimbursements (%)***	rate (%)

4.28++	23,856	0.95+	0.95+	0.95+	2.46+	2 .46+	784 ++
6.58++	49,486	1.02+	1.02+	1.02+	2.10+	2 .10+	456 ++

4.16++	14,205	1.04+	1.04+	1.04+	2.40+	2 .40+	784 ++
6.50++	22,936	1.40+	1.40+	1.40+	1.71+	1 .71+	456 ++

4.40++	11,070	0.82+	0.82+	0.82+	2.60+	2 .60+	784 ++
6.74++	15,486	0.81+	0.81+	0.81+	2.28+	2 .28+	456 ++

The accompanying notes are an integral part of the  financial statements.                                                                                                                                                                               73

Notes to Financial Statements (Unaudited)

(1)  Organization:

Sentinel  Group  Funds,  Inc.  (“Company”)  is  registered  as  an  open- end  investment  company  under  the  Investment  Company  Act  of  1940,  as  amended.  The  Company  currently  consists  of  fifteen  separate  series  (each  individually  referred  to  as  a  “Fund”)  with  the  following  share  classes  offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Capital Growth Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C and Class I
Sentinel Conservative Strategies Fund	Class A, Class C and Class I
Sentinel Georgia Municipal Bond Fund (a non- diversified series)	Class I
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel Growth Leaders Fund (a non- diversified series)	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Mid Cap Fund	Class A, Class C and Class I
Sentinel Mid Cap II Fund (formerly known as Sentinel Mid Cap Value Fund prior to January	Class A, Class C and Class I
13, 2012) (a non- diversified series)
Sentinel Short Maturity Government Fund	Class A and Class S
Sentinel Small Company Fund	Class A*, Class C* and Class I
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Sustainable Mid Cap Opportunities Fund (formerly known as Sentinel Sustainable	Class A and Class I
Growth Opportunities Fund prior to March 29, 2012)
Sentinel Total Return Bond Fund	Class A, Class C and Class I
*Class no longer available for new investments, exchanges and reinvestment privileges, except under limited circumstances as described in the Prospectus dated

March 29, 2012, as supplemented from time to time.

Each  Fund  has  its  own  investment  objectives.  Each  class  of  shares  has  identical  voting,  dividend,  liquidation  and  other  rights,  except  that  the  classes  bear  different distribution  and  transfer  agency  expenses.  Each  class  has  exclusive  voting  rights  with  respect  to  its  distribution  plan,  as  applicable.

(2)  Significant  Accounting  Policies:
The  financial  statements  have  been  prepared  in  conformity  with  accounting  principles  generally  accepted  in  the  United  States  of  America  (“GAAP”),  which  require management  to  make  certain  estimates  and  assumptions  at  the  date  of  the  financial  statements  that  affect  the  reported  amounts  and  disclosures  on  the  financial statements.  Actual  results  could  differ  from  the  estimates.  The  following  is  a  summary  of  significant  accounting  policies  followed  by  the  Funds  in  the  preparation  of their  financial  statements.

A.  Security  Valuation:
Equity  securities  that  are  traded  on  a  national  or  foreign  securities  exchange  and  over- the- counter  (“OTC”)  securities  listed  in  the  NASDAQ  National  Market  System are  valued  at  the  last  reported  sales  price  or  official  closing  price  on  the  principal  exchange  on  which  they  are  traded  on  the  date  of  determination  as  of  the  close  of business  of  the  New  York  Stock  Exchange  (“NYSE”),  usually  4:00  p.m.  Eastern  time,  each  day  that  the  NYSE  is  open  for  business.  Foreign  equity  securities  traded  on  a foreign  securities  exchange  are  subject  to  fair  value  pricing  when  appropriate,  using  valuations  provided  by  an  independent  pricing  service.  Securities  for  which  no sale  was  reported  on  the  valuation  date  are  valued  at  the  mean  between  the  last  reported  bid  and  asked  prices.  OTC  securities  not  listed  on  the  NASDAQ  National
Market  System  are  valued  at  the  mean  of  the  current  bid  and  asked  prices.  Fixed- income  securities  with  original  maturities  of  greater  than  60  days,  including  short-
term  securities  with  more  than  60  days  left  to  maturity,  are  valued  on  the  basis  of  valuations  provided  by  an  independent  pricing  service.  The  mean  between  the  bid and  asked  prices  is  generally  used  for  valuation  purposes.  Short- term  securities  with  original  maturities  of  less  than  60  days  are  valued  at  amortized  cost,  which approximates  market  value.  The  value  of  short- term  securities  originally  purchased  with  maturities  greater  than  60  days  is  determined  based  on  an  amortized  value to  par  when  they  reach  60  days  or  less  remaining  to  maturity.  The  amortized  cost  method  values  a  security  at  cost  on  the  date  of  purchase  and  thereafter  assumes  a constant  amortization  to  maturity  of  any  discount  or  premium.  Investments  in  mutual  funds  are  valued  at  the  net  asset  value  per  share  on  the  day  of  valuation.
Investments  in  exchange  traded  derivatives  are  valued  at  the  settlement  price  determined  by  the  relevant  exchange.  Investments  in  non- exchange  traded  derivatives are  valued  on  the  basis  of  prices  supplied  by  an  independent  pricing  service,  if  available,  or  quotes  obtained  from  brokers  and  dealers.  Securities  for  which  market quotations  are  not  readily  available,  or  whose  values  have  been  materially  affected  by  events  occurring  before  the  Fund’s  pricing  time  but  after  the  close  of  the securities’  primary  markets,  will  be  fair  valued  under  procedures  adopted  by  the  Funds’  Board  of  Directors.  The  Board  has  delegated  this  responsibility  to  a  valuation committee,  subject  to  its  review  and  supervision.

B.  Fair  Value  Measurement:
In  May  2011,  the  Financial  Accounting  Standards  Board  (”FASB”)  issued  an  Accounting  Standards  Update  (“ASU”)  to  develop  common  requirements  for  measuring  fair value  and  for  disclosing  information  about  fair  value  measurements  in  accordance  with  GAAP  and  International  Financial  Reporting  Standards  (“IFRS”).  FASB
concluded  that  the  amendments  in  this  ASU  will  improve  the  comparability  of  fair  value  measurements  presented  and  disclosed  in  financial  statements  prepared  in accordance  with  GAAP  and  IFRS.  The  ASU  is  effective  prospectively  during  interim  or  annual  periods  beginning  on  or  after  December  15,  2011.  At  this  time, management  is  evaluating  the  implications  of  these  changes  on  the  financial  statements.

In  accordance  with  GAAP  regarding  fair  value  measurements,  fair  value  is  defined  as  the  price  that  the  Funds  would  receive  to  sell  an  asset  or  pay  to  transfer  a  liability in  an  orderly  transaction  between  market  participants  at  the  measurement  date.  GAAP  disclosure  requirements  establish  a  framework  for  measuring  fair  value,  and  a three- level  hierarchy  for  fair  value  measurements  based  upon  the  transparency  of  inputs  to  the  valuation  of  an  asset  or  liability.  Inputs  may  be  observable  or unobservable  and  refer  broadly  to  the  assumptions  that  market  participants  would  use  in  pricing  the  asset  or  liability.  Observable  inputs  reflect  the  assumptions market  participants  would  use  in  pricing  the  asset  or  liability  based  on  market  data  obtained  from  sources  independent  of  the  Funds.  Unobservable  inputs  reflect  the
Funds’  own  assumptions  about  the  assumptions  that  market  participants  would  use  in  pricing  the  asset  or  liability  based  on  the  best  information  available  in  the circumstances.  Each  investment  is  assigned  a  level  based  upon  the  observability  of  the  inputs  which  are  significant  to  the  overall  valuation.  The  three- tier  hierarchy  of inputs  is  summarized  below:

Notes to Financial Statements

• Level  1  –  Quoted  prices  (unadjusted)  in  active  markets  for  identical  assets  at  the  time  of  the  NYSE  close  (normally  4:00  PM  Eastern).  Includes  most  domestic  equities,  American  Depository  Receipts,  domestic  Exchange  Traded  Funds,  Standard  &  Poor’s  Depository  Receipts  and  exchange  traded  derivatives  that  rely  on  unadjusted  or  official  closing  prices  based  on  actual  trading  activity  which  coincides  with  the  close  of  the  NYSE.

• Level  2  –  Other  significant  observable  inputs  (evaluated  prices  factoring  in  observable  inputs  using  some  type  of  model,  matrix  or  other  calculation  methodology  which  takes  into  consideration  factors  such  as  quoted  prices  for  similar  securities,  interest  rates,  prepayment  speeds,  credit  risk,  etc.).  Includes  most  long- term  and  short- term  fixed  income  investments,  most  foreign  equities  trading  on  foreign  exchanges,  foreign  Exchange  Traded  Funds,  forward  foreign  currency  contracts,  non- exchange  traded  derivatives  and  OTC  securities  not  listed  on  the  NASDAQ  National  Market  System  that  rely  on  a  mean  price  which  falls  between  the  last  bid  and  asked  quotes  coinciding  with  the  close  of  the  NYSE.  Investments  in  other  Registered  Investment  Companies  (RIC’s)  that  rely  on  calculated  Net  Asset  Values  (NAV’s)  would  also  generally  be  considered  Level  2.

• Level  3  –  Significant  unobservable  inputs  (including  non- binding  broker  quotes  or  the  Sentinel  Valuation  Committee’s  own  assumptions  in  determining  the  fair  value  of  investments).

The  inputs  or  methodologies  used  for  valuing  securities  are  not  necessarily  an  indication  of  the  risk  associated  with  investing  in  those  securities.  For  example,  money  market  securities  are  normally  valued  using  amortized  cost,  which  approximates  the  current  fair  value  of  a  security,  but  since  this  value  is  not  obtained  from  a  quoted  price  in  an  active  market,  such  securities  are  reflected  as  Level  2.

The  methods  described  above  may  produce  a  fair  value  calculation  that  may  not  be  indicative  of  net  realizable  value  or  reflective  of  future  fair  values.    Furthermore,  while  the  Company  believes  its  valuation  methods  are  appropriate  and  consistent  with  other  market  participants,  the  use  of  different  methodologies  or  assumptions  to  determine  the  fair  value  of  certain  financial  instruments  could  result  in  a  different  estimate  of  fair  value  at  the  reporting  date.  There  have  been  no  significant  changes  in  valuation  techniques  during  the  fiscal  year,  but  the  Sentinel  Valuation  Committee  considers  factors  such  as  few  recent  transactions,  inconsistent  price  quotes  and  wider  bid- ask  spreads  when  determining  if  transactions  are  not  orderly  for  fair  valuation  purposes.

The fair value measurements as of May 31, 2012 were as follows:
	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)		Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations	$–	$19,654		$–	$19,654
Commercial Mortgage- Backed Securities	–	2,373,879		–	2,373,879
Corporate Bonds	–	12,413,015		–	12,413,015
Corporate Short- Term Notes	–	7,499,964		–	7,499,964
Domestic Common Stocks	144,852,076	–		–	144,852,076
Domestic Exchange Traded Funds	1,730,950	–		–	1,730,950
Foreign Stocks & ADR’s	6,624,050	–		–	6,624,050
Institutional Money Market Funds	–	2,917,124		–	2,917,124
Mortgage- Backed Securities	–	52,965,157		–	52,965,157
Totals	$153,207,076	$78,188,793		$–	$231,395,869

Capital Growth:
Agency Discount Notes	$–	$4,000,000		$–	$4,000,000
Domestic Common Stocks	107,487,565	–		–	107,487,565
Domestic Exchange Traded Funds	5,342,673	–		–	5,342,673
Foreign Stocks & ADR’s:
Switzerland	–	1,566,400		–	1,566,400
All Other Foreign Stocks & ADR’s	1,752,385	–		–	1,752,385
Institutional Money Market Funds	–	2,217,068		–	2,217,068
Totals	$114,582,623	$7,783,468		$–	$122,366,091

Common Stock:
Agency Discount Notes	$–	$22,999,862		$–	$22,999,862
Corporate Short- Term Notes	–	19,999,592		–	19,999,592
Domestic Common Stocks	1,428,906,618	–		–	1,428,906,618
Domestic Exchange Traded Funds	11,983,500	–		–	11,983,500
Foreign Stocks & ADR’s	64,262,450	–		–	64,262,450
Institutional Money Market Funds	–	8,872,262		–	8,872,262
Totals	$1,505,152,568	$51,871,716		$–	$1,557,024,284

Conservative Strategies:
Commercial Mortgage- Backed Securities	$–	$4,674,892		$–	$4,674,892
Corporate Bonds	–	2,656,857		–	2,656,857
Domestic Common Stocks	87,753,594	–		–	87,753,594
Foreign Stocks & ADR’s:
Australia	–	242,746		–	242,746
China	294,425	193,808		–	488,233
France	–	957,407		–	957,407
Germany	–	674,897		–	674,897

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)		Total
Hong Kong	–	1,051,369		–	1,051,369
India	–	185,649		–	185,649
Ireland	–	417,511		–	417,511
Israel	408,789	–		–	408,789
Japan	–	2,903,321		–	2,903,321
Macau	–	177,542		–	177,542
Malaysia	–	252,227		–	252,227
Netherlands	183,240	996,545		–	1,179,785
Singapore	–	473,770		–	473,770
South Africa	–	316,745		–	316,745
South Korea	–	998,475		–	998,475
Switzerland	624,360	1,763,580		–	2,387,940
Taiwan	298,400	150,261		–	448,661
United Kingdom	398,515	1,312,340		–	1,710,855
Institutional Money Market Funds	–	6,293,103		–	6,293,103
Mortgage- Backed Securities	–	80,908,362		–	80,908,362
Real Estate Investment Trusts	91,708	–		–	91,708
Totals	$90,053,031	$107,601,407		$–	$197,654,438

Georgia Municipal Bond:
Institutional Money Market Funds	$–	$559,449		$–	$559,449
Municipal Bonds	–	17,783,856		–	17,783,856
Totals	$–	$18,343,305		$–	$18,343,305

Government Securities:
Collateralized Mortgage Obligations	$–	$1,328,503		$–	$1,328,503
Corporate Short- Term Notes	–	19,999,917		–	19,999,917
Institutional Money Market Funds	–	4,411,264		–	4,411,264
Mortgage- Backed Securities	–	1,024,302,943		–	1,024,302,943
Totals	$–	$1,050,042,627		$–	$1,050,042,627

Growth Leaders:
Domestic Common Stocks	$27,006,492	$–		$–	$27,006,492
Domestic Exchange Traded Funds	1,662,676	–		–	1,662,676
Institutional Money Market Funds	–	484,631		–	484,631
Totals	$28,669,168	$484,631		$–	$29,153,799

International Equity:
Corporate Short- Term Notes	$–	$3,499,988		$–	$3,499,988
Domestic Common Stocks	3,893,500	–		–	3,893,500
Domestic Exchange Traded Funds	2,274,300	–		–	2,274,300
Foreign Stocks & ADR’s:
Australia	–	3,810,483		–	3,810,483
Brazil	1,232,280	–		–	1,232,280
China	1,531,010	2,535,769		–	4,066,779
Denmark	2,675,800	–		–	2,675,800
Finland	–	1,361,387		–	1,361,387
France	1,507,450	8,170,968		–	9,678,418
Germany	–	10,930,691		–	10,930,691
Hong Kong	–	6,353,113		–	6,353,113
India	–	1,160,308		–	1,160,308
Ireland	–	2,624,356		–	2,624,356
Israel	3,617,550	–		–	3,617,550
Italy	–	2,011,775		–	2,011,775
Japan	–	15,104,964		–	15,104,964
Macau	–	1,365,707		–	1,365,707
Malaysia	–	1,261,134		–	1,261,134
Netherlands	1,374,300	2,651,193		–	4,025,493
Singapore	–	2,806,728		–	2,806,728
South Africa	–	1,742,100		–	1,742,100
South Korea	–	5,414,277		–	5,414,277
Spain	553,500	1,321,967		–	1,875,467
Switzerland	–	12,406,433		–	12,406,433
Taiwan	2,238,000	1,051,829		–	3,289,829
United Kingdom	–	16,361,138		–	16,361,138

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Institutional Money Market Funds	–	2,225,483	–	2,225,483
Totals	$20,897,690	$106,171,791	$–	$127,069,481

Mid Cap:
Corporate Short- Term Notes	$–	$2,299,992	$–	$2,299,992
Domestic Common Stocks	90,396,388	–	–	90,396,388
Foreign Stocks & ADR’s	2,301,193	–	–	2,301,193
Institutional Money Market Funds	–	535,283	–	535,283
Real Estate Investment Trusts	677,322	–	–	677,322
Totals	$93,374,903	$2,835,275	$–	$96,210,178

Mid Cap II:
Domestic Common Stocks:	$82,632,580	$–	$–	$82,632,580
Domestic Exchange Traded Funds	2,697,120	–	–	2,697,120
Foreign Stocks & ADR’s	2,122,009	–	–	2,122,009
Institutional Money Market Funds	–	3,040,498	–	3,040,498
Real Estate Investment Trusts	592,207	–	–	592,207
Totals	$88,043,916	$3,040,498	$–	$91,084,414

Short Maturity Government:
Collateralized Mortgage Obligations	$–	$2,252,179,757	$–	$2,252,179,757
Institutional Money Market Funds	–	15,856,272	–	15,856,272
Mortgage- Backed Securities	–	266,868,800	–	266,868,800
Totals	$–	$2,534,904,829	$–	$2,534,904,829

Small Company:
Agency Discount Notes	$–	$24,999,938	$–	$24,999,938
Corporate Short- Term Notes	–	37,399,294	–	37,399,294
Domestic Common Stocks	2,083,202,749	–	–	2,083,202,749
Foreign Stocks & ADR’s	63,906,900	–	–	63,906,900
Institutional Money Market Funds	–	6,832,050	–	6,832,050
Real Estate Investment Trusts	57,657,500	–	–	57,657,500
U.S. Treasury Obligations	–	9,999,622	–	9,999,622
Totals	$2,204,767,149	$79,230,904	$–	$2,283,998,053

Sustainable Core Opportunities:
Corporate Short- Term Notes	$–	$3,799,987	$–	$3,799,987
Domestic Common Stocks	170,556,831	–	–	170,556,831
Foreign Stocks & ADR’s	5,494,950	–	–	5,494,950
Institutional Money Market Funds	–	1,094,710	–	1,094,710
Totals	$176,051,781	$4,894,697	$–	$180,946,478

Sustainable Mid Cap Opportunities:
Domestic Common Stocks	$98,576,727	$–	$–	$98,576,727
Foreign Stocks & ADR’s	2,563,391	–	–	2,563,391
Institutional Money Market Funds	–	3,922,155	–	3,922,155
Real Estate Investment Trusts	758,241	–	–	758,241
Totals	$101,898,359	$3,922,155	$–	$105,820,514

Total Return Bond:
Agency Discount Notes	$–	$10,072,000	$–	$10,072,000
Commercial Mortgage- Backed Securities	–	8,557,753	–	8,557,753
Corporate Bonds	–	34,220,550	–	34,220,550
Institutional Money Market Funds	–	9,011,088	–	9,011,088
Mortgage- Backed Securities	–	25,362,679	–	25,362,679
Totals	$–	$87,224,070	$–	$87,224,070

Derivatives:
Total Return Bond:
Futures Contracts	$7,813	$–	$–	$7,813

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2012.

NotestoFinancialStatements

There were no transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2012.

C. Securities Transactions and Related Investment Income:
For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator, believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed- income securities. Dividend income is recorded on the ex- dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a
“return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:
Dividends and distributions to shareholders are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-
backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses and the expiration of capital loss carry forwards to paid- in capital. No estimated reclassifications were made to reflect these differences as of May 31, 2012.

E. Dollar Rolls:
Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel Total
Return Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar
(same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The
Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2012.

F. Federal Income Taxes:
Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute all of its taxable income to its shareholders, relieving it of any federal or state excise tax or income tax liability. Each Fund is also required to recognize the tax effects of certain tax positions that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. Fund management carried out procedures to identify material tax position adjustments and has none to report for the fiscal six months ended May 31, 2012, along with the three previous fiscal years, which are still considered open and subject to examination.

G. Foreign Currency Translations:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

H. Forward Foreign Currency Contracts:
Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund, Sentinel Growth Leaders Fund, Sentinel
International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap II Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel
Sustainable Mid Cap Opportunities Fund and Sentinel Total Return Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked- to- market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2012.

I. Options Contracts:
Sentinel Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Strategies Fund, Sentinel Growth Leaders Fund, Sentinel
International Equity Fund, Sentinel Mid Cap Fund, Sentinel Mid Cap II Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund and Sentinel
Sustainable Mid Cap Opportunities Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by

Notes to Financial Statements

allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American
Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark- to-
market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a
Fund purchases an over- the- counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2012, the Sentinel Mid Cap II Fund purchased put options on specific individual securities, while also writing call options on specific individual securities, for the purpose of managing the Fund’s volatility by hedging the downside risk of a significant market decline in those individual securities over a short period of time.

At May 31, 2012, none of the Funds had open options contracts.

The following table summarizes the amounts of realized and unrealized gains and losses on options contracts recognized in the Fund’s earnings during the fiscal six months ended May 31, 2012 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

		Location of Realized and			Net Change in Unrealized
Sentinel	Purpose and Primary	Unrealized Gain (Loss) on the		Net Realized	Appreciation
Fund	Underlying Risk Exposure	Statement of Operations		Gain (Loss)	(Depreciation)
Mid Cap II	Purchased put options hedge the downside risk of Investments			$ (890)*	$ 745*
	a significant market decline in individual securities
	over a short period of time.
Mid Cap II	Written call options hedge the downside risk of a Options written			$68,949	$(20,822)
	significant market decline in individual securities
	over a short period of time.
*Represents realized gain (loss) and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

Transactions in written options and related premiums received for the fiscal six months ended May 31, 2012 in the Sentinel Mid Cap II Fund were as follows:

		Number of
		contracts	Premiums
Outstanding at November 30, 2011		1,200	$ 59,172
Options written		745	52,667
Options terminated in closing purchase transactions		(495)	(37,623)
Options expired		(1,450)	(74,216)
Outstanding at May 31, 2012		-	$ -

During the fiscal six months ended May 31, 2012, the Sentinel Mid Cap II Fund’s average monthly notional amount of written options contracts was $649,475.

NotestoFinancialStatements

J. Futures Contracts:
Sentinel Balanced Fund, Sentinel Conservative Strategies Fund, Sentinel Government Securities Fund and Sentinel Total Return Bond Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a
Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations.
Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument.
Therefore, purchasing futures contracts tends to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2012, the Sentinel Conservative Strategies, Sentinel Government Securities and
Sentinel Total Return Bond Funds sold varying combinations of futures contracts in U.S. Treasury 5- Year Notes, U.S. Treasury 10- Year Notes and U.S. Treasury 30- Year
Bonds to manage duration by hedging interest rate risk.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date.
However, when a Fund buys or sells a futures contract it is required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party is required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-
balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2012 along with the related location on the accompanying
Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities	Fair Value of Assets	Fair Value of Liabilities
Total Return Bond	Hedge interest rate risk.	Unrealized gain (loss) on futures contracts	$7,813*	$ -
*The fair value represents the cumulative gain on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal six months ended May
31, 2012 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Conservative Strategies	Hedge interest rate risk.	Futures contracts	$ 88,810	$ -
Government Securities	Hedge interest rate risk.	Futures contracts	$ 870,891	$ -
Total Return Bond	Hedge interest rate risk.	Futures contracts	$ (115,240)	$ 7,813

During the fiscal six months ended May 31, 2012, the average monthly notional value of futures contracts was as follows:

Average Monthly
Sentinel Fund	Notional Value
Conservative Strategies	$ 848,385
Government Securities	10,677,003
Total Return Bond	5,392,917

K. Repurchase Agreements:
Each Fund may enter into repurchase agreements as a means of making short- term investments, of seven days or less, and in aggregate amounts of not more than
25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2012.

L. Line of Credit:
The Company has obtained access to an unsecured line of credit of up to $20,000,000 from State Street Bank and Trust Company (“SSB”) for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of
$20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.15% per annum on the daily unused balance is paid quarterly to SSB and is included in
Custodian fees on the Statement of Operations. The average amount outstanding and average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2012 was as follows:

Notes to Financial Statements

	Average Amount	Average Interest
Sentinel Fund	Outstanding	Rate
Georgia Municipal Bond	$ 39,614	1.37%
Government Securities	75,726	1.37%
Growth Leaders	963	1.37%
Mid Cap II	86,295	1.37%
Short Maturity Government	366,155	1.37%
Total Return Bond	8,965	1.37%

At May 31, 2012, none of the Funds had an outstanding balance against this line of credit.

M. Securities Lending:
Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities loaned, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign)
of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the
Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. For the fiscal six months ended May 31, 2012, none of the Funds loaned securities because the Funds’ advisor elected to temporarily suspend participation in the program.

N. Other:
Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b- 1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the Statement of Operations as an expense offset.
There were no expense offsets for the fiscal six months ended May 31, 2012.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel
Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Georgia Municipal Bond, Sentinel Government Securities,
Sentinel Growth Leaders, Sentinel Mid Cap, Sentinel Mid Cap II, Short Maturity Government, Sentinel Sustainable Core Opportunities, Sentinel Sustainable Mid Cap
Opportunities and Sentinel Total Return Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged.

(3) Management Advisory Fee and Other Transactions with Affiliates:
Pursuant to Investment Advisory Agreements (“Advisory Agreements”), Sentinel Asset Management, Inc. (“SAMI”, a subsidiary of NLV Financial Corporation), provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown. When determining the breakpoint for the advisory fee, assets are aggregated for the Sentinel Government Securities and Sentinel Short Maturity Government Funds.

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets
	Each subject to:
Balanced	0.55%	First $200 million
Conservative Strategies	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
	Each subject to:
Capital Growth	0.70%	First $500 million
Common Stock	0.65%	Next $300 million
International Equity	0.60%	Next $200 million
Mid Cap	0.50%	Next $1 billion
Small Company	0.40%	In excess of $2 billion
Sustainable Core Opportunities
Sustainable Mid Cap Opportunities
Georgia Municipal Bond	0.45%	First $1 billion
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion
Government Securities	0.55%	First $200 million
Short Maturity Government	0.50%	Next $200 million
	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion

Notes to Financial Statements

Growth Leaders	0.90%	First $500 million
	0.85%	Next $300 million
	0.80%	Next $200 million
	0.70%	Next $1 billion
	0.60%	In excess of $2 billion
Mid Cap II	0.75%	First $500 million
	0.65%	Next $300 million
	0.60%	Next $200 million
	0.50%	Next $1 billion
	0.40%	In excess of $2 billion

With respect to Sentinel Georgia Municipal Bond Fund, SAMI has entered into a sub- advisory agreement with GLOBALT, Inc. (“GLOBALT”). Pursuant to such agreement, GLOBALT provides SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensates
GLOBALT for the sub- advisory services.

With respect to the Sentinel Mid Cap II Fund, an interim sub- advisory agreement (“Interim Agreement”) with Crow Point Partners, LLC (“Crow Point”) was terminated on January 13, 2012 and SAMI assumed full responsibility for the Fund’s investment program. Pursuant to the Interim Agreement, Crow Point provided SAMI with a continuous investment program consistent with the Fund’s investment objectives and policies. SAMI compensated Crow Point for the sub- advisory services.

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b- 1 under the 1940 Act. These distribution plans are herein referred to as the “A
Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel
Short Maturity Government Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan”.

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and another wholly owned subsidiary of SAMI are partners), a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Strategies, Sentinel Growth Leaders, Sentinel International Equity,
Sentinel Mid Cap, Sentinel Mid Cap II, Sentinel Small Company, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Mid Cap Opportunities Funds, (b)
0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities and Sentinel Total Return Bond Funds or (c)
0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel
Conservative Strategies, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap II, Sentinel Small
Company and Sentinel Total Return Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the
Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the Plan Applicable to Sentinel Short Maturity Government Fund Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer and for shares purchased prior to July 10, 2005, the entire 0.75% fee is paid to other intermediaries.

The Class I shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or the entire reporting period, from December 1, 2011 to May 31, 2012, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates had investments for the entire reporting period in Sentinel Capital Growth
Fund Class C, Sentinel Government Securities Fund Class C, Sentinel Growth Leaders Fund Class C, Sentinel Mid Cap Fund Class C and Sentinel Total Return Bond Fund
Classes A and C.

These asset- based fees, excepting the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un- reimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $2,632,849 for the fiscal six months ended May 31, 2012. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $66,749 after allowances of $340,227 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $2,225,873 to other investment dealers. During this same period, the distributor advised the Funds that it received $47,369 in contingent deferred sales charges from certain redemptions of Class A shares, $22,729 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I or S shares.

Effective March 1, 2012, each Director who is not an affiliate of SAMI receives an annual fee of $73,000 from the Company. Prior to March 1, 2012, the annual fee was $64,000. The Lead Independent Director is paid an additional $16,000 annual fee. The chairs of each of the Audit and Governance Committees are paid an additional annual fee of $6,000. Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-
of- pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief
Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2012 were $506,513.

Notes to Financial Statements

Pursuant to an Administration Agreement with Sentinel Administrative Services, Inc. (“SASI”, a subsidiary of SAMI), the Funds receive administration services and pay
SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. The Funds are responsible for all charges of outside pricing services and other out- of- pocket expenses incurred by SASI in connection with the performance of its duties under the Administration Agreement.

Pursuant to a Transfer and Dividend Disbursing Agent Agreement with SASI, effective April 1, 2012, the Funds receive transfer agency services and pay SASI an annual fee of $2,231,831, plus an amount equal to an annual rate of $11 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which is paid in twelve monthly installments due on the first day of each month for the preceding month. The base fee of $2,231,831 is subject to inflationary increases under certain circumstances, subject to approval by the Company’s Board of Directors. Prior to April 1, 2012, the Funds paid SASI an annual fee of $2,332,311, plus an amount equal to an annual rate of $12 per shareholder account in excess of 106,500 accounts as of the last day of the month preceding the installment due date, which was paid in twelve monthly installments due on the first day of each month for the preceding month. The Funds may also reimburse SASI for sub- transfer agency, plan agent and similar fees paid by SASI to other entities who provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors. The currently approved policy would allow such reimbursement at an annual rate of 0.17% of a Fund’s average daily net assets.

Fees paid to SASI under the provisions of the Administration and Transfer and Dividend Disbursing Agreements for the fiscal six months ended May 31, 2012 were
$3,441,159.

SAMI has agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2013. This agreement may be terminated upon 90 days’ notice by a majority of the non- interested directors of the applicable Funds. For the fiscal six months ended May 31, 2012, the total amount reimbursed under these agreements to Sentinel
Conservative Strategies Fund Class I was $6,888 and to Sentinel Sustainable Mid Cap Opportunities Fund Class I was $5,002.

Effective January 14, 2012, SAMI has agreed to waive advisory fees paid by the Sentinel Mid Cap II Fund to the extent necessary to prevent the total operating expense ratio of the Fund’s Class A shares, on an annualized basis, from exceeding the total operating expense ratio of the Class A shares of the Sentinel Mid Cap
Fund. This agreement will terminate on March 31, 2013. This agreement may be terminated by a vote of the majority of the directors of the Fund, including the majority of the non- interested directors of the Fund. Prior to January 14, 2012, SAMI had contractually agreed to waive advisory fees paid by the Sentinel Mid Cap II
Fund at an annual rate equal to 0.15% of the first $50 million of the Fund’s average daily net assets and 0.10% on the next $50 million of such assets. For the fiscal six months ended May 31, 2012, the total amount reimbursed under these agreements to Sentinel Mid Cap II Fund Class A was $20,722, Sentinel Mid Cap II Fund Class C
was $6,345 and Sentinel Mid Cap II Fund Class I was $27,316.

As of May 31, 2012, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

		Approximate %
Sentinel Fund		Ownership
Balanced - I		8.3%
Capital Growth - C		4.1%
Capital Growth - I		6.0%
Common Stock - A		0.5%
Conservative Strategies - I		15.2%
Government Securities - C		0.1%
Growth Leaders - C		3.7%
Growth Leaders - I		73.4%
International Equity - I		71.1%
Mid Cap - C		3.0%
Mid Cap - I		3.5%
Sustainable Mid Cap Opportunities – I		50.9%
Total Return Bond – A		18.0%
Total Return Bond – C		38.7%
Total Return Bond – I		64.3%

(4) Investment Transactions:
Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts and written options) for the fiscal six months ended May 31, 2012 were as follows:
	Purchases of
	Other than U.S.		Sales of Other
	Government	Purchases of U.S.	than U.S.	Sales of U.S.
	Direct and	Government Direct	Government	Government Direct
	Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$4,768,906	$ 127,183,175	$26,181,451	$107,947,703
Capital Growth	33,231,477	–	41,405,874	–
Common Stock	193,658,608	–	28,788,757	–
Conservative Strategies	61,166,731	221,703,433	61,086,767	191,413,052
Georgia Municipal Bond	245,822	–	4,080,074	–
Government Securities	–	2,382,170,821	–	2,118,376,103
Growth Leaders	8,651,255	–	9,667,082	–
International Equity	18,579,622	–	20,738,113	–
Mid Cap	12,342,210	–	14,568,666	–
Mid Cap II	121,734,976	–	142,770,592	–

Notes to Financial Statements

	Purchases of
	Other than U.S.		Sales of Other
	Government	Purchases of U.S.	than U.S.	Sales of U.S.
	Direct and	Government Direct	Government	Government Direct
	Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Short Maturity
Government	–	463,008,978	–	843,731,175
Small Company	272,104,988	–	433,845,720	–
Sustainable Core
Opportunities	417,879	–	10,152,187	–
Sustainable Mid Cap
Opportunities	96,228,641	–	93,650,841	–
Total Return Bond	52,670,577	212,349,550	40,212,097	203,897,666

At November 30, 2011, the Company had tax basis capital losses which may be used to offset future capital gains as follows:
			Expiring
Sentinel Fund			on 11/30
Conservative Strategies		$ 1,377,605*	2016
		2,678,042	2016
		1,589,975*	2017
		759,245	2017
Total		$ 6,404,867

Government Securities		$ 6,789,861	2018

Growth Leaders		$ 2,750,514	2017

International Equity		$ 8,816,571	2017
		7,311,854	2018
		$ 16,128,425

Mid Cap		$ 8,826,585	2017

Mid Cap II		$ 8,329,191	2017

Short Maturity Government		$ 5,073,636	2012
		4,694,622	2013
		4,202,997	2014
		916,192	2015
		505,428	2016
		2,065,072	2017
		16,447,278	2018
		32,731,463	2019
Total		$66,636,688

Sustainable Core Opportunities		$15,917,378	2014
		20,754,251	2016
		9,656,295	2017
		2,756,462	2018
		2,019,008	2019
		$51,103,394

Sustainable Mid Cap Opportunities		$13,794,804	2016
		14,734,464	2017
		$28,529,268

*Utilization of these losses in future years is limited to $2,090,549 each year under Federal tax laws.

During the fiscal year ended November 30, 2011, the Funds utilized capital losses as follows:

Sentinel Fund		Capital Losses Utilized
Capital Growth		$ 2,321,990
Conservative Strategies		2,490,539
Growth Leaders		2,289,569
International Equity		5,100,673
Mid Cap		12,968,410
Mid Cap II		13,725,499
Small Company		38,099,766
Sustainable Mid Cap Opportunities		3,242,041

Notes to Financial Statements

It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carry forwards or the carry forwards expire. The following Funds had capital loss carry forwards expire last fiscal year:

Capital Losses
Sentinel Fund	Expired
Short Maturity Government	$ 9,464,512

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short- term and/or long- term losses. Prior to the Act, pre- enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short- term losses. The Act requires that post- enactment net capital losses be used before pre- enactment net capital losses. Pre- enactment losses may be more likely to expire unused since the Act prescribes that post- enactment losses must be utilized first.

(5) Fund Shares:
At May 31, 2012, 2.94 billion shares of one cent par value were authorized as follows:

Authorized
Class A Shares	Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	75,000,000
Conservative Strategies	25,000,000
Government Securities	170,000,000
Growth Leaders	20,000,000
International Equity	20,000,000
Mid Cap	45,000,000
Mid Cap II	35,000,000
Short Maturity Government	200,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
1,090,000,000
Class C Shares
Balanced	10,000,000
Capital Growth	40,000,000
Common Stock	10,000,000
Conservative Strategies	15,000,000
Government Securities	20,000,000
Growth Leaders	20,000,000
International Equity	10,000,000
Mid Cap	30,000,000
Mid Cap II	35,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
280,000,000
Class I Shares
Balanced	40,000,000
Capital Growth	40,000,000
Common Stock	40,000,000
Conservative Strategies	40,000,000
Georgia Municipal Bond	40,000,000
Government Securities	40,000,000
Growth Leaders	40,000,000
International Equity	40,000,000
Mid Cap	40,000,000
Mid Cap II	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Sustainable Mid Cap Opportunities	40,000,000
Total Return Bond	40,000,000
770,000,000
Class S Shares
Short Maturity Government	500,000,000

Total Allocated Shares	2,640,000,000
Unallocated Shares	300,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.
Shares Issued in
		Reinvestment of		Net Increase
		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2012 (Unaudited)
Balanced – A	620,104	644,176	838,518	425,762
Balanced – C	166,574	34,745	41,521	159,798
Balanced – I	9,327	8,023	52,625	(35,275)
Capital Growth – A	201,087	38,469	597,632	(358,076)
Capital Growth – C	40,627	520	25,224	15,923
Capital Growth – I	14,361	1,571	52,867	(36,935)
Common Stock – A	4,785,829	498,085	2,308,806	2,975,108
Common Stock – C	249,238	17,529	79,206	187,561
Common Stock – I	3,753,348	152,424	1,229,874	2,675,898
Conservative Strategies – A	1,980,983	82,558	1,542,435	521,106
Conservative Strategies – C	1,566,698	25,646	780,493	811,851
Conservative Strategies – I	244,010	3,972	82,451	165,531
Georgia Municipal Bond – I	38,490	2,783	362,425	(321,152)
Government Securities – A	26,196,265	854,057	14,610,057	12,440,265
Government Securities – C	3,206,483	80,488	1,100,091	2,186,880
Government Securities – I	5,075,045	125,051	1,559,425	3,640,671
Growth Leaders – A	162,099	–	316,443	(154,344)
Growth Leaders – C	4,335	–	16,886	(12,551)
Growth Leaders – I	33,395	–	51,714	(18,319)
International Equity – A	271,409	74,051	702,409	(356,949)
International Equity – C	10,643	–	28,437	(17,794)
International Equity – I	37,029	29,012	49,582	16,459
Mid Cap – A	247,873	–	395,745	(147,872)
Mid Cap – C	43,908	–	24,603	19,305
Mid Cap – I	59,543	–	69,169	(9,626)
Mid Cap II – A	195,606	–	739,992	(544,386)
Mid Cap II – C	17,014	–	198,095	(181,081)
Mid Cap II – I	276,696	7,542	1,720,639	(1,436,401)
Short Maturity Government - A	15,257,050	680,459	36,450,353	(20,512,844)
Short Maturity Government - S	43,587,164	1,474,559	68,071,965	(23,010,242)
Small Company – A	9,506,956	11,626,768	23,250,485	(2,116,761)
Small Company – C	289,567	2,095,935	1,693,154	692,348
Small Company – I	27,989,796	10,052,261	36,108,662	1,933,395
Sustainable Core Opportunities – A	223,810	64,258	776,447	(488,379)
Sustainable Core Opportunities – I	22,926	5,416	108,901	(80,559)
Sustainable Mid Cap Opportunities – A	163,076	–	492,911	(329,835)
Sustainable Mid Cap Opportunities – I	3,508	–	4,384	(876)
Total Return Bond – A	2,330,926	83,206	47,287	2,366,845
Total Return Bond – C	1,086,353	42,431	339,261	789,523
Total Return Bond – I	428,958	33,474	77,799	384,633

Notes to Financial Statements

			Shares Issued in
			Reinvestment of		Net Increase
		Shares issued in share	Dividends and		(Decrease) in
Sentinel Fund	Shares sold	conversions	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2011
Balanced – A	1,233,617	124,613 +	363,546	2,148,245	(426,469)
Balanced – C	135,767	–	14,872	144,399	6,240
Balanced – D	976	–	2,110	28,292	(25,206)
Balanced – D+	–	–	–	125,113	(125,113)
Balanced – I	15,269	–	6,247	34,932	(13,416)
Capital Growth – A	452,186	–	15,004	1,011,173	(543,983)
Capital Growth – C	7,231	–	–	32,737	(25,506)
Capital Growth – I	55,961	–	642	22,275	34,328
Common Stock – A	4,884,550	121,266 ++	215,712	4,119,618	1,101,910
Common Stock – B	823	–	–	34,295	(33,472)
Common Stock – B++	–	–	–	126,129	(126,129)
Common Stock – C	418,530	–	1,416	188,287	231,659
Common Stock – I	6,166,435	–	40,597	2,263,896	3,943,136
Conservative Strategies – A	4,615,428	–	157,568	2,241,402	2,531,594
Conservative Strategies – C	2,277,303	–	41,490	493,754	1,825,039
Conservative Strategies – I^	492,447	–	2,971	101,633	393,785
Georgia Municipal Bond – I	249,169	–	388	647,294	(397,737)
Government Securities – A	30,630,050	–	2,924,173	26,747,790	6,806,433
Government Securities – C	2,797,620	–	306,488	3,354,221	(250,113)
Government Securities – I	4,194,227	–	306,855	5,453,785	(952,703)
Growth Leaders – A	413,395	–	2,579	1,081,293	(665,319)
Growth Leaders – C	15,486	–	–	97,303	(81,817)
Growth Leaders – I	110,903	–	[68]	18,271	92,700
International Equity – A	671,082	–	158,727	2,709,877	(1,880,068)
International Equity – C	34,121	–	1,219	51,193	(15,853)
International Equity – I	1,364,964	–	10,049	100,003	1,275,010
Mid Cap – A	825,926	–	–	1,315,804	(489,878)
Mid Cap – C	91,701	–	–	40,052	51,649
Mid Cap – I	80,848	–	–	90,597	(9,749)
Mid Cap II – A	1,274,962	–	77,706	4,253,905	(2,901,237)
Mid Cap II – C	83,829	–	9,165	362,738	(269,744)
Mid Cap II – I	1,153,659	–	81,718	2,123,575	(888,198)
Short Maturity Government - A	48,267,601	–	1,739,493	68,600,561	(18,593,467)
Short Maturity Government - S	113,582,206	–	3,319,021	160,570,441	(43,669,214)
Small Company – A	23,808,599	1,065,390 ^^	–	41,515,734	(16,641,745)
Small Company – B	[10]	–	–	512,647	(512,637)
Small Company – B^^	–	–	–	1,358,831	(1,358,831)
Small Company – C	557,254	–	–	4,361,354	(3,804,100)
Small Company – I	53,551,055	–	–	36,253,334	17,297,721
Sustainable Core Opportunities – A	412,035	–	45,982	1,797,635	(1,339,618)
Sustainable Core Opportunities – I	83,484	–	5,130	291,800	(203,186)
Sustainable Mid Cap Opportunities – A	345,146	–	–	1,183,016	(837,870)
Sustainable Mid Cap Opportunities – I	7,462	–	–	16,441	(8.979)
Total Return Bond – A^	2,996,162	–	42,079	685,298	2,352,943
Total Return Bond – C^	1,373,420	–	29,781	1,157	1,402,044
Total Return Bond – I^	1,074,584	–	24,293	6,930	1,091,947
+ All outstanding shares of the Sentinel Balanced Fund Class D were converted into Sentinel Balanced Fund Class A shares following the close of business on March 11, 2011.
++ All outstanding shares of the Sentinel Common Stock Fund Class B were converted into Sentinel Common Stock Fund Class A shares following the close of business on March 11, 2011.
^ Commenced operations December 17, 2010.
^^ All outstanding shares of the Sentinel Small Company Fund Class B were converted into Sentinel Small Company Fund Class A shares following the close of business on March 11, 2011.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

SEC approved “Fair Fund” regulatory settlements have been included in net proceeds from sales of shares in the statement of changes in net assets.
There were no settlements for the fiscal six months ended May 31, 2012.

Notes to Financial Statements

Settlements for the fiscal year ended November 30, 2011 were as follows:

Sentinel Fund	Class A	Class C	Class I	Total
Government Securities Fund	$ 1,765	$ 223	$ 177	$ 2,165
International Equity	11, 730	335	2,670	14,735
Sustainable Core Opportunities	4,526	-	223	4,749

(6) Post Retirement Benefits:
Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2012 are as follows:

Sentinel Fund
Balanced – A	$ 13,056
Common Stock – A	103,331
Government Securities – A	10,975
Mid Cap – A	10,421

(7) Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’
maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(8) Subsequent Events:
Effective June 30, 2012, distribution fees paid under the A Plans to the Distributor on a monthly basis were changed to a maximum of 0.25% of average daily net assets relating to the Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative
Strategies, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap, Sentinel Mid Cap II, Sentinel Sustainable Core Opportunities and Sentinel
Sustainable Mid Cap Opportunities Funds.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited)

Example		Recurring Fees for Services for Employee Benefit Plans
As a shareholder of one or more of the Sentinel Funds, you incur two types		The Sentinel Destinations platform offers participant record keeping services
of costs:		to employer- sponsored retirement plans such as 401(k), pension or profit
(1) transaction costs, including sales charges (loads) on purchase payments;		sharing plans. Plans using the Sentinel Destinations platform will be subject
redemption fees; and exchange fees; and (2) ongoing costs, including		to additional fees for the services provided. Contact your financial advisor or
management fees; distribution and service (12b- 1) fees; and other Fund		Sentinel Administrative Services, Inc. for more information regarding Sentinel
expenses. The example for each share class is intended to help you		Destinations.
understand your ongoing costs (in dollars) of investing in the Funds and to
compare these costs with the ongoing costs of investing in other mutual		Hypothetical Example for Comparison Purposes
funds.		The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and
Each example is based on an investment of $1,000 invested at the beginning		hypothetical expenses based on the actual expense ratio of the share class
of the period and held for the entire period from 12/01/11 through		and an assumed rate of return of 5% per year before expenses, which is not
05/31/12.		the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or
Actual Expenses		expenses you paid for the period. You may use this information to compare
The first line of each share class entry in the table beginning on the next page		the ongoing costs of investing in a specific Sentinel Fund share class to other
provides information about actual account values and actual expenses. You		funds. To do so, compare this 5% hypothetical example with the 5%
may use the information in this line, together with the amount you invested,		hypothetical examples that appear in the shareholder reports of the other
to estimate the expenses that you paid over the period. Simply divide your		funds. As with actual account values and expenses, the hypothetical account
account value by $1,000 (for example, an $8,600 account value divided by		values and expenses shown in the table do not reflect any of the recurring
$1,000 = 8.6), then multiply the result by the number in the first line under		fees outlined above. If your account is subject to such fees, then the
the heading entitled “Expenses Paid from 12/01/11 through 05/31/12” to		hypothetical account values at the end of the period shown and the
estimate the expenses you paid on your account during this period.		hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.
Certain Account Fees and Minimum Account Size
Certain participant accounts are subject to the following recurring annual		Please note that the expenses shown in the table are meant to highlight your
fees that are not included in the expenses shown in the table. If your account		ongoing costs only and do not reflect any transactional costs, such as sales
was subject to these fees, then the actual account values at the end of the		charges (loads) or redemption fees. Therefore, the second line of the table is
period would be lower and the actual expenses for the period would be		useful in comparing ongoing costs only, and will not help you determine the
higher. Due to the expense of maintaining accounts with small balances, we		relative total costs of owning different funds. In addition, if these
reserve the right to liquidate and currently charge an annual maintenance		transactional costs were included, your costs would have been higher.
fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro- rated basis.

Miscellaneous Recurring Fees
Retirement Custodial Accounts
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check- writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check- writing check written prior to March 2008	$10.00

Expenses

(Unaudited)	Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.
	More detailed expenses data is contained the accompanying Financial Statements and related Notes.
			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/11
Sentinel Fund Fund Class		Description	Percentage	12/01/11	05/31/12	Ratio	through 05/31/12*
Balanced
	A Shares	Actual	4.48	$1,000.00	$1,044.83	1.13	$5.78
		Hypothetical+	1.94	1,000.00	1,019.35	1.13	5.70
	C Shares	Actual	4.00	1,000.00	1,040.03	1.98	10.10
		Hypothetical +	1.51	1,000.00	1,015.10	1.98	9.97
	I Shares	Actual	4.45	1,000.00	1,044.53	1.13	5.78
		Hypothetical +	1.94	1,000.00	1,019.35	1.13	5.70
Capital Growth
	A Shares	Actual	1.15	1,000.00	1,011.53	1.30	6.54
		Hypothetical +	1.85	1,000.00	1,018.50	1.30	6.56
	C Shares	Actual	0.41	1,000.00	1,004.11	2.77	13.88
		Hypothetical +	1.12	1,000.00	1,011.15	2.77	13.93
	I Shares	Actual	1.17	1,000.00	1,011.71	1.29	6.49
		Hypothetical +	1.85	1,000.00	1,018.55	1.29	6.51
Common Stock
	A Shares	Actual	3.65	1,000.00	1,036.53	1.12	5.70
		Hypothetical +	1.94	1,000.00	1,019.40	1.12	5.65
	C Shares	Actual	3.23	1,000.00	1,032.28	1.97	10.01
		Hypothetical +	1.52	1,000.00	1,015.15	1.97	9.92
	I Shares	Actual	3.86	1,000.00	1,038.57	0.77	3.92
		Hypothetical +	2.12	1,000.00	1,021.15	0.77	3.89
Conservative Strategies
	A Shares	Actual	2.54	1,000.00	1,025.45	1.14	5.77
		Hypothetical +	1.93	1,000.00	1,019.30	1.14	5.76
	C Shares	Actual	2.25	1,000.00	1,022.48	1.82	9.20
		Hypothetical +	1.59	1,000.00	1,015.90	1.82	9.17
	I Shares	Actual	2.59	1,000.00	1,025.93	1.14	5.77
		Hypothetical +	1.93	1,000.00	1,019.30	1.14	5.76
Georgia Municipal Bond
	I Shares	Actual	4.93	1,000.00	1,049.30	0.68	3.48
		Hypothetical +	2.16	1,000.00	1,021.60	0.68	3.44
Government Securities
	A Shares	Actual	2.29	1,000.00	1,022.86	0.81	4.10
		Hypothetical +	2.10	1,000.00	1,020.95	0.81	4.09
	C Shares	Actual	2.00	1,000.00	1,020.00	1.60	8.08
		Hypothetical +	1.70	1,000.00	1,017.00	1.60	8.07
	I Shares	Actual	2.42	1,000.00	1,024.19	0.58	2.94
		Hypothetical +	2.21	1,000.00	1,022.10	0.58	2.93
Growth Leaders
	A Shares	Actual	2.14	1,000.00	1,021.40	1.64	8.29
		Hypothetical +	1.68	1,000.00	1,016.80	1.64	8.27
	C Shares	Actual	1.26	1,000.00	1,012.56	3.47	17.46
		Hypothetical +	0.76	1,000.00	1,007.65	3.47	17.42
	I Shares	Actual	2.28	1,000.00	1,022.77	1.37	6.93
		Hypothetical +	1.81	1,000.00	1,018.15	1.37	6.91
International Equity
	A Shares	Actual	- 4.87	1,000.00	951.27	1.46	7.12
		Hypothetical +	1.77	1,000.00	1,017.70	1.46	7.36
	C Shares	Actual	- 5.69	1,000.00	943.11	3.07	14.91
		Hypothetical +	0.96	1,000.00	1,009.65	3.07	15.42
	I Shares	Actual	- 4.64	1,000.00	953.56	0.94	4.59
		Hypothetical+	2.03	1,000.00	1,020.30	0.94	4.75

Expenses

		Total	Beginning	Ending	Annualized	Expenses Paid
	Total Return	Return	Account Value	Account Value	Expense	from 12/01/11
Sentinel Fund Fund Class	Description	Percentage	12/01/11	05/31/12	Ratio	through 05/31/12*
Mid Cap
A Shares	Actual	2.68	$1,000.00	$1,026.85	1.43	$7.25
	Hypothetical +	1.78	1,000.00	1,017.85	1.43	7.21
C Shares	Actual	1.90	1,000.00	1,018.97	2.87	14.49
	Hypothetical +	1.07	1,000.00	1,010.65	2.87	14.43
I Shares	Actual	2.81	1,000.00	1,028.08	1.09	5.53
	Hypothetical +	1.96	1,000.00	1,019.55	1.09	5.50
Mid Cap II
A Shares	Actual	0.07	1,000.00	1,000.71	1.43	7.15
	Hypothetical +	1.78	1,000.00	1,017.85	1.43	7.21
C Shares	Actual	- 0.30	1,000.00	997.00	2.21	11.03
	Hypothetical +	1.40	1,000.00	1,013.95	2.21	11.13
I Shares	Actual	0.33	1,000.00	1,003.32	0.94	4.71
	Hypothetical +	2.03	1,000.00	1,020.30	0.94	4.75
Short Maturity Government
A Shares	Actual	0.47	1,000.00	1,004.71	0.85	4.26
	Hypothetical+	2.08	1,000.00	1,020.75	0.85	4.29
S Shares	Actual	0.26	1,000.00	1,002.62	1.25	6.26
	Hypothetical +	1.88	1,000.00	1,018.75	1.25	6.31
Small Company
A Shares	Actual	3.97	1,000.00	1,039.68	1.11	5.66
	Hypothetical +	1.95	1,000.00	1,019.45	1.11	5.60
C Shares	Actual	3.56	1,000.00	1,035.56	1.85	9.41
	Hypothetical +	1.57	1,000.00	1,015.75	1.85	9.32
I Shares	Actual	4.15	1,000.00	1,041.53	0.75	3.83
	Hypothetical +	2.13	1,000.00	1,021.25	0.75	3.79
Sustainable Core Opportunities
A Shares	Actual	4.48	1,000.00	1,044.84	1.32	6.75
	Hypothetical +	1.84	1,000.00	1,018.40	1.32	6.66
I Shares	Actual	4.63	1,000.00	1,046.25	1.07	5.47
	Hypothetical +	1.96	1,000.00	1,019.65	1.07	5.40
Sustainable Mid Cap Opportunities
A Shares	Actual	- 0.19	1,000.00	998.06	1.38	6.89
	Hypothetical +	1.81	1,000.00	1,018.10	1.38	6.96
I Shares	Actual	- 0.25	1,000.00	997.49	1.38	6.89
	Hypothetical +	1.81	1,000.00	1,018.10	1.38	6.96
Total Return Bond
A Shares	Actual	6.58	1,000.00	1,065.78	1.02	5.27
	Hypothetical +	1.99	1,000.00	1,019.90	1.02	5.15
C Shares	Actual	6.50	1,000.00	1,065.02	1.40	7.23
	Hypothetical +	1.80	1,000.00	1,018.00	1.40	7.06
I Shares	Actual	6.74	1,000.00	1,067.41	0.81	4.19
	Hypothetical +	2.10	1,000.00	1,020.95	0.81	4.09

*Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one- half year period.
+ Hypothetical assumes a 5.00% annual return less expenses for the period.

Directors

There  are  seven  Directors  of  Sentinel  Group  Funds,  Inc.  Their  names  and  other  information  about  the  five  independent  Directors  currently  responsible  for  the  oversight  of  the  fifteen  Funds  currently  comprising  Sentinel  Group  Funds,  Inc.  are  set  forth  below.  Information  concerning  the  two  affiliated  Directors  is  set  forth  under  “Officers”  on  the  next  page.  The  Statement  of  Additional  Information  has  additional  information  about  the  Fund’s  Directors  and  is  available,  without  charge,  upon  request  by  calling  (800)  282- 3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Deborah G. Miller (62)	Director, since 1995;	Enterprise Catalyst Group (a management consulting firm ) -	Libby Glass – Director,
National Life Drive	Governance, Contracts &	Chief Executive Officer, since 2003; Ascendent Systems (a	since 2003; Wittenberg
Montpelier, VT 05604	Nominating Committee Chair,	voice and messaging systems company) - Chief Executive	University – Director, since
	from 2009 to December 2011	Officer, from 2005 to 2007	1998
John Raisian, Ph.D. (62)	Director, since 1996	Hoover Institution at Stanford University – Director and	None
National Life Drive		Senior Fellow, since 1986
Montpelier, VT 05604
Nancy L. Rose (53)	Director, since 2003;	Massachusetts Institute of Technology – Professor of	CRA International, Inc. (a
National Life Drive	Governance, Contracts &	Economics, since 1985; National Bureau of Economic	consulting firm) – Director,
Montpelier, VT 05604	Nominating Committee Chair,	Research – Director of Industrial Organization Research	since 2004
	since December 2011	Program, since 1990; Whitehead Institute for Biomedical
Research – Director, since 2009
Richard H. Showalter (64)	Director, since 2003; Lead	Dartmouth- Hitchcock – Senior Vice President and Treasurer,	None
National Life Drive	Independent Director, since	from 2007 to 2010; Dartmouth- Hitchcock Medical Center –
Montpelier, VT 05604	2005; Audit, Compliance &	Treasurer, from 1995 to 2010; Dartmouth- Hitchcock
	Valuation Committee Chair,	Alliance – Senior Vice President and Chief Financial Officer,
	since May 2012	from 1985 to 2008; Mary Hitchcock Memorial Hospital -
Senior Vice President and Chief Financial Officer from 1985
to 2007; Dartmouth- Hitchcock Clinic - Senior Vice President
and Chief Financial Officer from 1999 to 2007
Angela E. Vallot (55)	Director, since 1996;	VallotKarp Consulting – President, since 2004; Colgate-	None
National Life Drive	Governance, Contracts &	Palmolive Company (a consumer products company) – Vice
Montpelier, VT 05604	Nominating Committee Chair,	President, from 2001 to 2003; Texaco, Inc. (an integrated
	from 2004 to 2009	energy company) – Director of Diversity, from 1997 to 2001

Officers

The  names  of  and  other  information  relating  to  the  two  Directors  who  are  officers  and  “interested  persons”  of  the  Funds  as  defined  in  the  1940  Act  and  to  the  other  officers  of  the  Funds  is  set  forth  below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Thomas H. MacLeay (62)	Chair and Director, since	National Life Holding Company (a mutual insurance company) and	None
National Life Drive	2003; Chief Executive	National Life - Chairman of the Board, since 2002; President and
Montpelier, VT 05604	Officer, from 2003 to	Chief Executive Officer, from 2002 to 2008; NLV Financial
	2005	Corporation - Chairman, since 2002; President and Chief Executive
Officer, from 2002 to 2008; Sentinel Variable Products Trust -
Chairman, from 2004 to 2008; Chief Executive Officer, from 2004 to
2005
Christian W. Thwaites (54)	President, Chief	Advisor – President & Chief Executive Officer, since 2005; National	None
National Life Drive	Executive Officer and	Life – Executive Vice President, since 2005; Sentinel Variable
Montpelier, VT 05604	Director, since 2005	Products Trust – President and Chief Executive Officer, since 2005;
Sentinel Financial Services Company (“SFSC”) – Chief Executive
Officer, since 2005; President, from 2005 to 2006; Sentinel
Administrative Services, Inc. (“SASI”) – President & Chief Executive
Officer, since 2005; Sentinel Advisors Company (“SAC”) and Sentinel
Administrative Services Company (“SASC”) – President & Chief
Executive Officer, from 2005 to 2006; Skandia Global Funds - Chief
Executive Officer, from 1996 to 2004
John Birch (61)	Chief Financial Officer,	Advisor – Chief Operating Officer, since 2005; SASI – Chief	N/A
National Life Drive	since 2008	Operating Officer, since 2006; SASC – Chief Operating Officer, from
Montpelier, VT 05604		2005 to 2006; State Street Bank, Luxembourg – Head of Transfer
Agency, from 2004 to 2005
Thomas P. Malone (56)	Vice President and	SASI– Vice President, since 2006; Sentinel Variable Products Trust –	N/A
National Life Drive	Treasurer, since 1997	Vice President and Treasurer, since 2000; SASC – Vice President,
Montpelier, VT 05604		from 1998 to 2006
John K. Landy (52)	Vice President, since	SASI – Senior Vice President, since 2006; Sentinel Variable Products	N/A
National Life Drive	2002	Trust – Vice President, since 2004; SASC – Senior Vice President,
Montpelier, VT 05604		from 2004 to 2006; Vice President, from 1997 to 2004
Scott G. Wheeler (47)	Assistant Vice President	SASI – Vice President, since 2007; Assistant Vice President, from	N/A
National Life Drive	and Assistant Treasurer,	2006 to 2007; Sentinel Variable Products Trust – Assistant Vice
Montpelier, VT 05604	since 1998	President and Assistant Treasurer, since 2004; SASC – Assistant Vice
President, from 1998 to 2006
Lisa F. Muller (45)	Secretary,	National Life – Counsel, since 2008; Sentinel Variable Products Trust	N/A
National Life Drive	since 2008	– Secretary, since 2008; State of Vermont, Department of Banking
Montpelier, VT 05604		and Insurance – Assistant General Counsel, from 2006 to 2008;
Davis, Polk and Wardwell – Associate, from 2005 to 2006 and from
1999 to 2002; U.S. District Court N.D. Illinois – Law Clerk, from 2002 to 2004
Lindsay E. Staples (30)	Assistant Secretary,	National Life – Senior Securities Paralegal, since 2010; Sentinel	N/A
National Life Drive	since 2010 and from	Variable Products Trust – Assistant Secretary, since 2010 and from
Montpelier, VT 05604	2007 to 2009	2007 to 2009; National Life – Senior Compliance Associate, from
2009 to 2010; National Life – Securities Paralegal, from 2007 to
2009; Holman Immigration – Paralegal, 2006 to 2007; Wilmer Cutler
Pickering Hale and Dorr – Paralegal, 2004 to 2006
D. Russell Morgan (56)	Chief Compliance Officer,	Advisor; National Variable Annuity Account II; National Variable Life	N/A
National Life Drive	since 2004; Secretary,	Insurance Account – Chief Compliance Officer, since 2004; Sentinel
Montpelier, VT 05604	from 1988 to 2005	Variable Products Trust – Chief Compliance Officer, since 2004;
Secretary, from 2000 to 2005; National Life – Assistant General
Counsel, from 2001 to 2005; Equity Services, Inc. – Counsel, from
1986 to 2005; Advisor, SFSC, SASC – Counsel, from 1993 to 2005

* Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.

Investment Advisor	Portfolio Proxy Voting Guidelines and Voting Record
Sentinel Asset Management, Inc.	Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12- month period ended June 30th, are
Principal Underwriter	available without charge on- line at www.sentinelinvestments.com and at www.sec.gov, or by
Sentinel Financial Services Company	calling 1- 800- 282- FUND (3863).

Counsel	Availability of Quarterly Schedule of Investments
Sidley Austin LLP	Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission for the first and third quarters of each fiscal year on Form N- Q. The Funds’ Forms N- Q
Custodian and Dividend Paying Agent	are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s
State Street Bank & Trust Company -	Public Reference Room in Washington, D.C. (Call 1- 800- SEC- 0330 for more information.)
Kansas City

Transfer Agent, Shareholder Servicing Agent and
Administrator
Sentinel Administrative Services, Inc.

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:
Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:
In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

* Applications other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;
* Your transactions with us, our affiliates, with others, such as account activity, payment history and products and services purchased;
* Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:
We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law.
We will contractually require these third parties to protect your information. Examples of these organizations include the following:

* Third parties that administer and support products and services (such as third party administrators, printing companies, system vendors, consultants);
* Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials
(for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:
We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law.
We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy.
We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

* This Privacy Notice applies to all of the accounts held or serviced by the following companies:
The Sentinel Funds
Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Co., Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604 ~~|~~ 800.233.4332 ~~|~~ sentinelinvestments.com

Sentinel

       Investments

One National Life Drive, Montpelier, VT 05604

A Standard of Stewardship

Stewardship is a serious responsibility
that can be measured and proven over time.

That’s why we are committed to quality,
consistency and sustainable results, counted
in years rather than days, weeks or months.

Sentinel Investments has quietly set a standard
of stewardship for more than 75 years.

Learn more about Sentinel from your
financial advisor or contact us:
800.282.FUND
www.sentinelinvestments.com
@sentinelinvest

NOT FDIC INSURED •MAY LOSE VALUE • NO BANK GUARANTEE

This annual report is authorized for distribution to prospective investors only when preceded by an efective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information and is available from your financial advisor or www,sentinelinvestments.com. Please read it carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc. Sentinel Funds are distributed by Sentinel Financial Services Company, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com. 43604SF0105(0712)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7.DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently completed second fiscal quarter of the period covered by this report tha thave materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS (a)(1) Not applicable.

(a)(2)Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule30a-2 under the Investment Company Act of 1940 are attached here to as an exhibit.

(a)(3)Notapplicable.

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

Sentinel Group Funds,Inc.

By:/s/Christian W. Thwaites

 ---------------------------------

Christian W. Thwaites,

President&ChiefExecutiveOfficer

Date:July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/Christian W. Thwaites

---------------------------------

Christian W. Thwaites,

President & Chief Executive Officer

Date:July27,2012

By:/s/John Birch -------------------------- John Birch, Chief Financial Officer Date: July 27, 2012